UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Stephen G. Simon
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 E. 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:

John O’Hanlon, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street

Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	651-228-0935

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund
Clearwater Small Companies Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund

Semi-annual Report
for the period ended
June 30, 2014

Letter to our Shareholders

(unaudited)

August 29, 2014

We are pleased to present you with this semi-annual report for the six-month period ended June 30, 2014. The report provides you with detailed information on the financial performance and holdings of your Clearwater Funds.

During the six-month period ended June 30, 2014, the Clearwater Tax Exempt Bond Fund outperformed its benchmark. During the same period the Clearwater Small Companies Fund finished slightly under its benchmark while the Clearwater Core Equity Fund and the Clearwater International Fund underperformed compared to their respective benchmarks.

This semi-annual report also contains commentary from the managers who serve as subadvisers to the Clearwater Funds. The managers have provided information as to how their portfolios performed as well as their economic outlook for the markets in which they invest. The managers are identified and evaluated by Clearwater Management Company, the advisor to the Clearwater Funds, prior to being reviewed and engaged by the Board of Trustees of the Clearwater Investment Trust.

We hope you find this report informative, and we thank you for your continued confidence and for choosing to invest with us.

Justin H. Weyerhaeuser	James E. Johnson
President	Chairman of the Board of Trustees
Clearwater Investment Trust	Clearwater Investment Trust

Management Discussion of Clearwater Funds’ Performance

Clearwater Core Equity Fund

The Clearwater Core Equity Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Clearwater Core Equity Fund’s assets are managed in a “multi-manager, multi-style” approach. The Core Equity Fund has four subadvisers. Parametric Portfolio Associates (“Parametric”), with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to mirror the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. The remaining 40% of the Fund’s assets are divided evenly between Heartland Advisers, Inc. (“Heartland”), Knightsbridge Asset Management, LLC (“Knightsbridge”), and Osterweis Capital Management, LLC (“Osterweis”) who all utilize an active management style.

2014 Year-to-date Market Overview:

The U.S. Federal Reserve and the other major central banks around the world have adopted and continue to implement monetary policies that have provided a positive environment for U.S. large capitalization stocks. The Russell 1000® Index gained 7.3% for the year-to-date.

2014 Year-to-date Performance and 2014 Outlook:

The Clearwater Core Equity Fund’s return for the six-month period ended June 30, 2014 was 6.4%, net of fees, as compared to 7.3% for the Russell 1000® Index, the Fund’s benchmark. The portion of the portfolio managed by Parametric to closely track the benchmark gained 7.2%, gross of fees. The slight underperformance was caused primarily by cash drag. The average cash cushion is 0.6%, contributing to approximately 5 basis points underperformance.

Each of the three “active” managers in the Clearwater Core Equity Fund comment on the performance of their respective portfolios for the six-month period ended June 30, 2014, and their outlook for the remainder of 2014, in the paragraphs that follow. Performance is shown “gross of fees,” for comparison of the subadvisers’ capabilities. The Fund pays a single advisory fee to Clearwater Management Company, which in turn pays the subadvisers out of its advisory fee.

Heartland Commentary

2014 Year-to-date Performance: For the first six months of 2014, Heartland’s portion of the Clearwater Core Equity Fund returned 5.6% gross of fees, compared to 7.3% for the Russell 1000® Index (the “benchmark”). While we are disappointed with our relative underperformance, we were unwilling to chase momentum into large-caps. Utilities is an example of where sticking to our disciplines cost us relatively, as that was the benchmark’s best performing sector year-to-date, but we did not see compelling valuations and maintained a zero-weighting. Similarly to Real Estate Investment Trusts over the past few years, Utilities have surprised with their long positive run, which we associated with the Fed’s extended accommodative stance and investors’ search for yield. On the positive side, while we carried an underweight to Information Technology (“IT”), our names in this sector outperformed the benchmark average. Our best-performing company for the period was RF Micro Devices, Inc., which announced a strategic consolidation. Overall, we liked IT because of what we view to be strong balance sheets, growing demand for bandwidth, a pressing need for IT capital spending, and because of the number of stocks with what we consider attractive valuations. Elsewhere in the portfolio, standouts included Energy holdings Devon Energy Corporation and Unit Corporation, both boosted by rising oil and natural gas prices. Detractors included several weather-impacted investments in Industrials, where the portfolio was overweight.

2014 Outlook: Despite Industrials’ drag on the portfolio, we have a bullish outlook for American business. The initial slow start to the year has given way to improving manufacturing surveys, consumer confidence, and falling unemployment. While housing starts are not recovering as quickly as had been anticipated, auto sales have picked up. Furthermore, we believe the U.S. is well-positioned globally, given low natural gas prices, plentiful labor, increasing price competitiveness versus Chinese production, and relative political stability. These are among the reasons for our emphasis on more cyclical businesses in sectors such as Industrials, Energy, and Information Technology.

Knightsbridge Commentary

2014 Year-to-date Performance: For the first six months of 2014, Knightsbridge’s portion of the Clearwater Core Equity Fund returned 3.9% gross of fees, compared to 7.3% for the Russell 1000® Index (the “benchmark”). Our bottom-up investment approach resulted in a portfolio that is 66% invested in companies with a market capitalization below $50 billion. Unfortunately, investors favored larger, stable companies over smaller, less followed ones as market tops and subsequent corrections became daily news headlines. (For comparison: the Russell 2000 Index, which measures the small-cap segment of U.S. equities, returned 3.2% for the first six months of 2014.)

2014 Outlook: We believe that historically low levels of volatility and trading volumes are indicators of complacency in the market, yet we note volatility can and has in the past remained low for a long time. Our experience indicates that while high volatility provides a “buy” signal, low volatility does not necessarily provide the converse “sell” signal. While the overall U.S. equity market no longer appears to be extremely cheap, we continue to find individually attractive stocks, and there are signs that the market may go higher. Investors seem more focused on what can go wrong than what can go right, and Wall Street analysts are not overly bullish at this time, which should provide a healthy backdrop. We also believe in stock market cycles, although it is difficult to know how stretched these cycles might become. It may be later in the current cycle, but we expect there remains money to be made in stocks. Interest rates could remain lower for longer than expected, with funds continuing to slush into equities in search of a higher return. Better yet, investors may win either way, as stocks have tended to rise strongly in the year prior to the Fed’s initial rate hike, currently expected by many to occur during the second half of 2015.

Osterweis Commentary

2014 Year-to-date Performance: For the first six months of 2014, Osterweis’ portion of the Clearwater Core Equity Fund (“the Portfolio”) returned 8.5% gross of fees, compared to 7.3% for the Russell 1000® Index (the “benchmark”). The Portfolio’s solid performance was broad-based with all sectors showing positive returns. Leading the Portfolio’s sector returns was Utilities, which rose 20% vs. 18% for the benchmark Utility sector. Other sectors in the Portfolio that were in double digits for the six-month period were Energy and Health Care. These three sectors were also the top contributors to absolute performance. Relative to the benchmark, we added value through both sector weighting and stock selection. The greatest positive impact came from our stock picks in Consumer Discretionary and Energy along with our higher weighting in Health Care. On the downside, our outperformance was dampened by residual cash in the portfolio, though it averaged less than 4% for the period. In addition, stock selection in Materials and Information Technology also detracted a bit from relative returns. During the six-month period, the top five contributors to the Portfolio’s absolute returns were Magellan Midstream, Air Lease, DirecTV,

Valeant Pharmaceuticals and Enterprise Products Partners. The bottom five contributors were Bed Bath & Beyond, Triumph Group, Boeing, Stonegate Mortgage and PHH Corp.

2014 Outlook: Equities continue to appear attractive in a low inflation, low interest rate, slow growth environment. However, valuations no longer appear cheap, and compelling new ideas are fewer and farther apart. While there is a nice balance today between market multiples (the comparative value of a stock based on ratios), growth rates and interest rates, we have been through enough market cycles to be fully cognizant of the potential risks to both the economy and stock market. We believe that financial and economic excesses will develop in the years ahead that may need to be addressed by a combination of sharply higher interest rates and a contraction in both credit and economic growth. Our read of the data today is that this appears to be some ways off in the future and therefore investors have time before they should develop a more defensive posture. In terms of stock selection, with overall market valuations continuing to rise, we find it challenging but not impossible to find compelling new investment opportunities. We are pleased with the way our current holdings have performed, but continue to evaluate possible additions that could be more attractive than existing holdings. Regardless of market conditions, we believe that there are always companies that are overlooked by the market due to past management mistakes or misunderstood business models. We continue to focus on businesses that can thrive in a slow growth economic environment. Lastly, we maintain our focus on companies with strong and growing free cash flow, particularly those that return this cash flow to shareholders through dividends and stock repurchases.

Clearwater Small Companies Fund

The Clearwater Small Companies Fund seeks long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. The Fund uses a “multi-style, multi-manager” approach with two subadvisers who employ distinct investment styles: Kennedy Capital Management (“Kennedy”) and Keeley Asset Management (“Keeley”). At the period ending June 30, 2014, Kennedy and Keeley respectively managed approximately 75% and 25% of the Fund balances.

2014 Year-to-date Market Overview:

Smaller U.S. company indices gained modestly in the first half of the year. The dominant event was a second quarter correction that was centered in consumer discretionary, telecommunications, and technology stocks in the small cap arena. By June 30, much of the drop had been retraced, but not enough for smaller company indices to catch up to larger company indices. Small capitalization equity valuations appear to be above their historic norms.

2014 Year-to-date Performance and 2014 Outlook:

The Clearwater Small Companies Fund posted a return of 3.0% net of fees, for the six-month period ended June 30, 2014, slightly underperforming its benchmark, the Russell 2000® Index, which returned 3.2% for the same period.

Each of the two subadvisers for the Clearwater Small Companies Fund comments on the performance of their specific portfolio for the six-month period ended June 30, 2014 and their outlook for the remainder of 2014, in the paragraphs below. Performance is shown “gross of fees,” for comparison of the subadvisers’ capabilities. The Fund pays a single advisory fee to Clearwater Management Company, which in turn pays the subadvisers out of its advisory fee.

Kennedy Commentary

2014 Year-to-date Performance: For the first six months of 2014, Kennedy’s portion of the Clearwater Small Companies Fund returned 3.0% gross of fees, compared to 3.2% for the Russell 2000® Index (the “benchmark”). Stock selection was a marginally positive contributor during the period, while sector allocation was a negative factor. Most notable for us was the recovery in our Health Care performance despite continued strength in Biotech, an area in which we remain substantially underweight. Within domestic Health Care, the industry seems to have worked its way through some of the larger initial reimbursement cuts and uncertainties. At this point, we believe opportunities are becoming clearer. Although Energy was one of our strongest performing sectors, we did underperform the benchmark on a relative basis. That being said, we benefited from a number of indirect energy opportunities, including the resurgence of petrochemical construction activity on the U.S. Gulf Coast and the upsurge in demand for oil tank cars. These are themes upon which several of our portfolio holdings have capitalized, and we believe prospects continue to be bright.

2014 Outlook: The current geopolitical tensions that we are witnessing may have ripple effects across many sectors in the markets. The Energy and Defense sectors often see the most direct impact, but indirect pressures can be seen across industries. We are keeping a watchful eye on how this could affect our portfolio companies’ returns and how the discounting mechanism could change for future streams of cash flows. While we believe it is never clear sailing for the small cap market, we do believe that investors have moved into a more rational period of value assessment. We no longer appear to be experiencing prolonged runs in highly speculative industries. This stage has now seemed to exist for a matter of months, so we would be rash to label it a trend; however, it is encouraging nonetheless.

Keeley Commentary

2014 Year-to-date Performance: For the first six months of 2014, Keeley’s portion of the Clearwater Small Companies Fund returned approximately 4.3% gross of fees, compared to 3.2% for the Russell 2000® Index (the “benchmark”). From a sector contribution perspective, Energy, Technology and Industrials contributed positively to returns. However, stock selection within the Health Care and Consumer Staples sectors detracted from performance. With regard to portfolio construction, we remain comfortable with our sector emphasis: underweight Health Care and Technology and overweight Industrials, Financials and Energy sectors. Over the past six months we have been trimming our exposure in Industrials and Energy. We have also slightly increased our Utilities sector exposure, and maintain our relative overweight compared to the benchmark.

2014 Outlook: The Fed has been fairly explicit that the tapering program will be completed this Fall and that the first interest rate increase could come approximately six months after the bond purchase program ends. Stabilization of rate expectations and continued low U.S. GDP growth should allow the market to focus back on company fundamentals. We have recently seen stock correlations fall leading to what should be a more stock picking friendly market. Although we believe that valuation is a concern, particularly for small caps relative to large and mid-cap stocks, this low growth, low rate environment should continue to foster shareholder value enhancing activities. Corporations have benefited from low interest rates to reduce high cost debt, implement share buybacks and increase dividends. Low rates are enabling value-adding mergers and acquisitions and we would expect this cycle to strengthen as a means to drive growth. We are optimistic that these types of corporate actions, initiated either by management or with increasing frequency by shareholder activists, may offer a suitable environment for the types of stocks we own in the portfolio. We are encouraged by the health of the restructuring market and specifically the environment for spin-offs. There were more than a dozen completed spin-offs in the first half of 2014, and over thirty have been announced for later in 2014 or early 2015. This activity continues to offer a strong source of ideas for our portfolios and has constantly challenged our investment team to replace existing holdings with new ideas that offer potentially greater upside.

Clearwater Tax-Exempt Bond Fund

The Clearwater Tax-Exempt Bond Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisers II, LLC (“Sit”), provides day-to-day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.

Sit has provided all of the commentary below regarding the Clearwater Tax-Exempt Bond Fund.

Sit Commentary

2014 Year-to-date Performance: In the first six months of 2014 the Clearwater Tax-Exempt Bond Fund returned 9.9% net of fees, while the Fund’s benchmark, the Barclays 5-Year Municipal Bond Index (the “benchmark”), returned 2.3%. Given the Fed’s accommodative policies, the steep tax-exempt yield curve and the rally in the tax-exempt market in the first half of 2014, we decreased the Fund’s average life duration (a measure of the Fund’s sensitivity to changes in interest rates), from 6.7 years at the beginning of the year to 6.2 years at the end of the period. For comparison, the benchmark had duration of 3.8 years at June 30, 2014. The Fund’s yield fell during the period, more than the yield of the benchmark. Revenue bonds and general obligation bonds both performed well during the first half of 2014, with revenue bonds returning 6.6% for the period, while general obligation bonds returned 5.3%. Furthermore, duration dictated much of the relative performance, as longer duration significantly outperformed intermediate and short duration. Sector allocations had little effect on performance, but credit quality played a role, as lower investment grade rated bonds and non-rated bonds significantly outperformed those of higher credit quality as investors sought yield. The Fund’s performance, due to its longer duration and meaningful exposure to lower investment grade and non-rated bonds, came in significantly ahead of that of the benchmark in the first half of 2014.

2014 Outlook: We expect economic growth to be positive during the second half of 2014, although it remains sluggish. We believe that housing is moderating, but employment appears to be improving, although unemployment remains elevated. The economy has been able to muddle through the sequestration cuts and reduction in stimulus over the past two years, but does not seem able to accelerate to a consistently higher level of growth as is typical after most recessions. Interest rates, while likely to remain low in absolute terms, may become more volatile later in 2014, particularly after the November elections, when debt ceiling, deficit reduction and possible tax reform discussions may restart.

Additionally, the Fed will consider if and when to consider hiking short-term interest rates. The Treasury yield curve (i.e., an indicator of U.S. Treasury yields with different maturities at specific points in time) should remain relatively steep, with yields rising a bit on the intermediate and long-term portions of the curve. We believe that the tax-exempt curve will steepen less, with short-term rates remaining low and long-term tax-exempt yields rising somewhat as supply continues at a still manageable level. The finances of many state and local governments appear to continue to improve, which should help tax-exempt bonds continue to outperform in the second half of 2014. We also expect revenue bonds will continue to be strong performers in the second half of 2014.

However, concerns about Puerto Rico’s credit problems may weigh on the market, and this could lead to some increase in volatility. Furthermore, potential problems funding retirement pension and healthcare obligations still persist in many states and localities, such as Illinois and Chicago, and remain the subject of many of the negative media reports about the municipal bond market. Despite the strength enjoyed in the first half of 2014, the Fund’s longer duration and its use of revenue and non-rated bonds have also positioned it opportunistically for the economic and interest rate environment that we anticipate in the second half of 2014. We plan to focus our investment of new cash flows on maturities in the 5-25 year range.

Clearwater International Fund

The Clearwater International Fund seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has five subadvisers. Parametric Portfolio Associates (“Parametric”) manages its portion of the portfolio (approximately 50%) to mirror the MSCI World Ex USA Index (net). The Fund also has four “active” managers who each manage approximately 12.5% of the Fund: Artisan Partners Limited Partnership (“Artisan Partners”), Denver Investments (“Denver”), Templeton Investment Counsel, LLC (“Templeton”) and WCM Investment Management (“WCM”).

2014 Year-to-date Market Overview:

Despite sluggish economic growth and geopolitical struggles in the Ukraine and Iraq, international markets finished the first half of 2014 in positive territory, with the non-U.S. developed markets producing returns that nearly matched the U.S. large cap indices. Additionally, the emerging markets have come on strong as of late. After producing a small loss in the first quarter, the MSCI Emerging Markets Index (net) rose 6.6% in the second quarter and it now stands at 6.1% for the year-to-date.

2014 Year-to-date Performance and 2014 Outlook:

The Clearwater International Fund returned 4.4%, net of fees, for the six-month period ended June 30, 2014, as compared to 5.4% for the MSCI World Ex USA Index (net), the Fund’s benchmark. The portion of the portfolio managed by Parametric to mirror the benchmark returned 5.4%, gross of fees. Parametric’s objective is to closely track the benchmark using a subset of the benchmark constituents. During the period French and German stocks under-performed the rest of the benchmark, weighted down by renewed fears of Eurozone problems that have been triggered by Portugal’s debt crisis.

Each of the four “active” managers in the Clearwater International Fund comments on the performance of their portfolio for the six-month period ended June 30, 2014 and their outlook for the remainder of 2014, in the paragraphs below. Performance is shown “gross of fees,” for comparison of the sub-adviser’s capabilities. The Fund pays a single advisory fee to Clearwater Management Company, which in turn pays the subadvisers out of its advisory fee.

Artisan Partners Commentary

2014 Year-to-date Performance: During the first six months of 2014, Artisan Partners’ portion of the Clearwater International Fund returned 7.1% gross of fees, compared to the MSCI World ex USA Index (net) (the “benchmark”), which returned 5.4% in USD terms. The three largest contributors to return were: medical devices manufacturer Covidien, Japanese consumer goods company Kao Corporation, and semiconductor equipment supplier Applied Materials. Covidien’s share price jumped after a merger with Medtronic was announced; the combined company will be one of the world’s largest suppliers of medical equipment. The U.K. grocer Tesco, Japanese credit card company Credit Saison and insurer Arch Capital Group detracted the most from performance. Tesco continues to face intense competition in an oversupplied market.

2014 Outlook: Whether this is a bubble or not, only time will tell. It appears for now that optimism is in far greater supply than pessimism. In the absence of attractive reinvestment opportunities, we will maintain our discipline until our research process uncovers opportunities that meet our return hurdles.

Denver Commentary

2014 Year-to-date Performance: The portion of the Clearwater International Fund managed by Denver returned (2.4)% gross of fees, compared to the MSCI World ex USA Index (net) (the “benchmark”) which returned 5.4%. Most of the underperformance relative to the benchmark came from holdings in Hong Kong. Negative sentiment surrounding slowing growth in China as well as the government’s campaign to limit luxury gift giving and consumption has significantly impacted share prices in the consumer discretionary sector. The largest detractor from the portfolio’s performance was Pico Far East Holdings Ltd. Pico Far East is a leader in the exhibition and event marketing space where local and multinational companies looking to market their brands can reach the Chinese consumer. Although certain of its business segments may face pressure over the near-term, we believe that overall Pico will continue to perform well over the long-term. The largest contributor to the portfolio’s performance in the first half of 2014 was Kentz Corp. Ltd. Kentz Corp. provides design, engineering and construction services primarily for companies in the oil and gas sector. During the second quarter, SNC-Lavalin Group Inc. announced a cash acquisition of Kentz at a 33% premium. This acquisition is a great example of a high-quality and undervalued company held in the portfolio being recognized.

2014 Outlook: One of our beliefs is that success will not be overlooked for long. We focus on finding what we believe are high-quality stocks that are undervalued. We keep a watchful eye on operating performance rather than short-term price movements, with the goal of rewarding our investors over the long-term. Although it is disappointing to underperform in any time frame, we remain confident in our investment process. Overall, the portfolio’s holdings are currently outperforming the benchmark in terms of growth and cash generation, supporting our opinion that they will not be overlooked for long.

Templeton Commentary

2014 Year-to-date Performance: In the first six months of 2014, Templeton’s portion of the Clearwater International Fund returned 6.4% gross of fees, compared to the MSCI World ex USA Index (net) (the “benchmark”) which returned 5.4%. Stock selection in the Information Technology, Consumer Staples and Consumer Discretionary sectors contributed to relative performance for the period. From a regional standpoint, stock selection in Europe detracted from performance, as did stock selection in the Industrial, Materials and Health Care sectors. Nonetheless, we believe Europe has made remarkable progress: we believe that the financial markets have stabilized, an early-stage economic recovery is underway, austerity is largely over, and thus far, no major political risks appear to have materialized. In our view, corporate fundamentals are improving while valuations still fail to reflect the long-term recovery potential of our regional holdings. Geographically, stock selection in Japan contributed to relative performance for the period.

2014 Outlook: Many economic indicators paint a favorable picture of the world economy, even though momentum in the emerging markets has slowed. The recovery of the U.S. economy appears to be intact, and data from Europe suggest that the region is slowly overcoming the recession. Equity valuations do not appear cheap across the board anymore, so corporate profit developments will likely get more attention. Further price gains will depend on profit growth, so in our opinion individual stocks are more likely to rise than the market as a whole. We believe that in this environment, active management and sound stock picking will play a more important role in investment performance. We believe that small caps should disproportionately benefit from a continuation of the major central banks’ expansionary monetary policies and from a global economic recovery, even though their valuations have already risen considerably from depressed levels.

WCM Commentary

2014 Year-to-date Performance: In the first six months of 2014, WCM’s portion of the Clearwater International Fund returned 5.1% gross of fees, compared to the MSCI World ex USA Index (net) (the “benchmark”), which returned 5.4%. Underperformance for the first half of 2014 is equally attributable to allocation and selection. Regarding allocation, the detractors were our overweight to Information Technology (the poorest performer in the benchmark), and our underweights to Energy and Utilities, the best benchmark performers. Contributors to relative performance were our overweight to Health Care, a good performer in the benchmark, and our underweight to Financials, a poor performer. Our selection was strong in Health Care, Information Technology and Industrial, while weak spots were in the consumer sectors, mostly in Consumer Staples and Consumer Discretionary.

2014 Outlook: Looking forward, overall market volatility has diminished significantly in recent months (one popular volatility measure approached near a decade low in June), prompting several commentators to call for a ‘new normal’ of low volatility. We could not disagree more. While we cannot predict the exact sources, we expect continued market volatility to create great new buying opportunities, as it has in the past. Further, money flows into emerging markets seem to be picking up in recent months, although they are initially going into value markets and sectors. But as emerging markets economies remain choppy and the risks (such as higher interest rates) come back into view, we expect that our types of companies—those with strong fundamentals that can grow irrespective of the macro environment—are likely to return to favor.

Fund Expense Example
(unaudited)

As a shareholder of the Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the “Funds”), you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The Example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2014.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2014 through June 30, 2014” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period January 1, 2014 through June 30, 2014 *
Core Equity Fund	$1,000.00	$1,064.30	$2.56
Small Companies Fund	$1,000.00	$1,030.40	$4.73
Tax-Exempt Bond Fund	$1,000.00	$1,099.30	$1.72
International Fund	$1,000.00	$1,044.40	$3.40

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,022.32	$2.51
Small Companies Fund	$1,000.00	$1,020.13	$4.71
Tax-Exempt Bond Fund	$1,000.00	$1,023.16	$1.66
International Fund	$1,000.00	$1,021.47	$3.36

*

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.

The annualized expense ratios are as follows:

Core Equity Fund	0.50%
Small Companies Fund	0.94%
Tax-Exempt Bond Fund	0.33%
International Fund	0.67%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Clearwater Investment Trust

Financial Statements

For the Six Months Ended June 30, 2014 (unaudited)

Table of Contents

Financial Statements:

1	Statements of Assets and Liabilities
2	Statements of Operations
3	Statements of Changes in Net Assets
4	Financial Highlights
8	Notes to Financial Statements
25	Schedule of Investments
25 Core Equity Fund
39 Small Companies Fund
47 Tax-Exempt Bond Fund
66 International Fund

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $278,192,034 Core Equity Fund; $274,548,910 Small Companies Fund; $477,858,959 Tax-Exempt Bond Fund; $369,062,163 International Fund)	$544,198,347	350,693,770	492,451,085	525,267,961
Foreign currencies, at value (cost: $13,962 and $602,784, respectively)	13,687	-	-	604,582
Receivable for securities sold	2,528,610	1,810,672	913,924	183,057
Receivable for shares of beneficial interest sold	-	121,100	214,500	386,400
Accrued dividend and interest receivable	653,979	393,482	5,597,726	890,341
Foreign tax reclaim receivable	31,033	741	-	1,298,687
Total assets	547,425,656	353,019,765	499,177,235	528,631,028
Liabilities
Payables for investment securities purchased	1,472,390	4,572,838	6,119,541	567,914
Payables for fund shares redeemed	96,500	548	-	-
Accrued investment advisory fee	659,163	785,016	400,590	863,714
Payable for dividend distribution	-	-	329,006	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	42,849
Total liabilities	2,228,053	5,358,402	6,849,137	1,474,477
Net assets	$545,197,603	347,661,363	492,328,098	527,156,551
Capital
Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 13,561,600, 15,095,544, 49,640,243 and 32,034,878 shares, respectively)	$259,839,861	233,218,815	476,971,194	358,119,863
Undistributed net investment income	3,984,733	322,036	50,591	6,603,957
Accumulated net realized gain from investments and foreign currency transactions	15,366,981	37,975,652	714,187	6,233,178
Unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	266,006,028	76,144,860	14,592,126	156,199,553
Net assets	$545,197,603	347,661,363	492,328,098	527,156,551
Net asset value per share of outstanding capital stock	$40.20	23.03	9.92	16.46

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statements of Operations

for the six months ended June 30, 2014 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $63,548, $4,340, $0 and $937,438, respectively)	$5,039,774	1,907,662	975,234	9,804,919
Interest	-	-	10,729,799	-
Total income	5,039,774	1,907,662	11,705,033	9,804,919
Expenses:
Investment advisory fee	2,334,048	2,247,144	1,425,791	2,537,106
Voluntary fee reduction	(1,037,356)	(682,467)	(641,608)	(837,244)
Total net expenses	1,296,692	1,564,677	784,183	1,699,862
Net investment income	3,743,082	342,985	10,920,850	8,105,057
Net realized gain on:
Security transactions	15,668,413	27,436,725	1,036,457	5,949,141
Forward foreign currency exchange contracts	-	-	-	134,143
Foreign currency transactions	-	-	-	40,858
Net increase (decrease) in unrealized appreciation/ depreciation on:
Security transactions	13,637,437	(17,530,798)	33,368,628	8,381,464
Forward foreign currency exchange contracts	-	-	-	(298,383)
Translation of other assets and liabilities denominated in foreign currencies	(64)	-	-	(22,625)
Net gain on investments	29,305,786	9,905,927	34,405,085	14,184,598
Net increase in net assets resulting from operations	$33,048,868	10,248,912	45,325,935	22,289,655

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2014 (unaudited)
and the year ended December 31, 2013

	Core Equity Fund		Small Companies Fund
	6/30/2014	12/31/2013	6/30/2014	12/31/2013
Operations:
Net investment income	$3,743,082	7,086,228	342,985	691,640
Net realized gain	15,668,413	13,465,166	27,436,725	44,785,569
Net increase (decrease) in unrealized appreciation/depreciation	13,637,373	111,306,273	(17,530,798)	49,036,212
Net increase in net assets resulting from operations	33,048,868	131,857,667	10,248,912	94,513,421
Distributions to shareholders from:
Net investment income	-	(6,883,274)	-	(891,425)
Net realized gain	-	-	-	(37,952,618)
Total distributions to shareholders	-	(6,883,274)	-	(38,844,043)
Capital share transactions:
Proceeds from shares sold	1,245,240	15,629,091	5,129,272	4,225,025
Reinvestment of distributions from net investment income and net realized gain	-	6,883,274	-	38,844,043
Payments for shares redeemed	(12,138,898)	(19,686,851)	(10,784,537)	(37,606,332)
Net increase (decrease) in net assets from capital share transactions	(10,893,658)	2,825,514	(5,655,265)	5,462,736
Total increase in net assets	22,155,210	127,799,907	4,593,647	61,132,114
Net assets:
At the beginning of the period	523,042,393	395,242,486	343,067,716	281,935,602
At the end of the period	$545,197,603	523,042,393	347,661,363	343,067,716
Undistributed net investment income	$3,984,733	330,514	322,036	-

	Tax-Exempt Bond Fund		International Fund
	6/30/2014	12/31/2013	6/30/2014	12/31/2013
Operations:
Net investment income	$10,920,850	23,141,104	8,105,057	9,215,783
Net realized gain	1,036,457	3,650,141	6,124,142	10,320,161
Net increase (decrease) in unrealized appreciation/depreciation	33,368,628	(45,551,290)	8,060,456	72,443,614
Net increase (decrease) in net assets resulting from operations	45,325,935	(18,760,045)	22,289,655	91,979,558
Distributions to shareholders from:
Net investment income	(10,909,503)	(23,112,535)	-	(10,730,659)
Net realized gain	-	(4,029,044)	-	(4,515,432)
Total distributions to shareholders	(10,909,503)	(27,141,579)	-	(15,246,091)
Capital share transactions:
Proceeds from shares sold	10,621,100	28,246,973	3,042,345	27,992,633
Reinvestment of distributions from net investment income and net realized gain	10,649,312	27,132,457	-	15,246,091
Payments for shares redeemed	(28,384,982)	(71,569,136)	(10,079,633)	(16,126,924)
Net increase (decrease) in net assets from capital share transactions	(7,114,570)	(16,189,706)	(7,037,288)	27,111,800
Total increase (decrease) in net assets	27,301,862	(62,091,330)	15,252,367	103,845,267
Net assets:
At the beginning of the period	465,026,236	527,117,566	511,904,184	408,058,917
At the end of the period	$492,328,098	465,026,236	527,156,551	511,904,184
Undistributed (overdistributed) net investment income	$50,591	39,244	6,603,957	(1,676,102)

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2014 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
Core Equity Fund	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$37.77	28.81	25.26	26.38	23.40	18.60
Income (loss) from investment operations:
Net investment income	0.28	0.51	0.40	0.33	0.38	0.39
Net realized and unrealized gains (losses)	2.15	8.95	3.54	(1.13)	2.99	4.78
Total from investment operations	2.43	9.46	3.94	(0.80)	3.37	5.17
Less distributions to shareholders from:
Net investment income	-	(0.50)	(0.39)	(0.32)	(0.39)	(0.37)
Total distributions to shareholders	-	(0.50)	(0.39)	(0.32)	(0.39)	(0.37)
Net asset value, end of period	$40.20	37.77	28.81	25.26	26.38	23.40
Total return (a)	6.43%	32.85%	15.64%	(3.04)%	14.42%	27.90%
Net assets, end of period (000s omitted)	$545,198	523,042	395,242	332,320	344,270	293,188
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)(f)(g)	0.50%	0.50%	0.54%	0.53%	0.30%	0.28%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)(g)	0.90%	0.90%	0.90%	0.69%	0.45%	0.45%
Ratio of net investment income, net of waivers, to average net assets (b)(d)(e)(f)(g)	1.44%	1.51%	1.49%	1.25%	1.60%	1.98%
Ratio of net investment income, before waivers, to average net assets (b)(d)(e)(f)(g)	1.04%	1.11%	1.13%	1.09%	1.45%	1.81%
Portfolio turnover rate (excluding short-term securities)	8.06%	21.07%	22.31%	27.01%	43.65%	21.83%

(a)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.50%. Also effective March 15, 2013, the Advisor increased the voluntary waiver to 0.40%.

(e)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.52%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.38%.

(f)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 0.60%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.30%.

(g)	Effective December 1, 2010, the Adviser discontinued the voluntary waiver previously in effect.

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2014 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
Small Companies Fund	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$22.35	18.70	16.91	18.70	14.41	10.39
Income (loss) from investment operations:
Net investment income	0.02	0.05	0.09	0.01	-	-
Net realized and unrealized gains (losses)	0.66	6.30	3.10	(0.28)	4.31	4.02
Total from investment operations	0.68	6.35	3.19	(0.27)	4.31	4.02
Less distributions to shareholders from:
Net investment income	-	(0.06)	(0.10)	(0.01)	(0.02)	-
Net realized gain	-	(2.64)	(1.30)	(1.51)	-	-
Total distributions to shareholders	-	(2.70)	(1.40)	(1.52)	(0.02)	-
Net asset value, end of period	$23.03	22.35	18.70	16.91	18.70	14.41
Total return (a)	3.04%	34.01%	19.02%	(1.62)%	29.99%	38.70%
Net assets, end of period (000s omitted)	$347,661	343,068	281,936	239,508	256,237	214,335
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)	0.94%	0.95%	1.00%	0.98%	0.95%	0.95%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets(b)(d)(e)	0.21%	0.21%	0.51%	0.05%	(0.02)%	(0.04)%
Ratio of net investment income (loss), before waivers, to average net assets(b)(d)(e)	(0.20)%	(0.19)%	0.16%	(0.32)%	(0.42)%	(0.44)%
Portfolio turnover rate (excluding short-term securities)	32.45%	59.84%	59.48%	64.54%	71.05%	95.13%

(a)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.41%.

(e)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 1.00%. Also effective June 1, 2011, the Adviser reduced the voluntary waiver to 0.35%.

See accompanying notes to financial statements.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2014 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
Tax-Exempt Bond Fund	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.23	10.15	9.62	9.06	9.25	8.09
Income (loss) from investment operations:
Net investment income	0.22	0.46	0.48	0.48	0.47	0.47
Net realized and unrealized gains (losses)	0.69	(0.84)	0.53	0.56	(0.19)	1.16
Total from investment operations	0.91	(0.38)	1.01	1.04	0.28	1.63
Less distributions to shareholders from:
Net investment income	(0.22)	(0.46)	(0.48)	(0.48)	(0.47)	(0.47)
Net realized gain	-	(0.08)	-	-	-	-
Total distributions to shareholders	(0.22)	(0.54)	(0.48)	(0.48)	(0.47)	(0.47)
Net asset value, end of period	$9.92	9.23	10.15	9.62	9.06	9.25
Total return (a)	9.93%	(3.77)%	10.66%	11.81%	2.99%	20.60%
Net assets, end of period (000s omitted)	$492,328	465,026	527,118	518,834	516,202	542,394
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)	0.33%	0.34%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income, net of waivers, to average net assets(b)(d)	4.60%	4.78%	4.79%	5.08%	5.00%	5.34%
Ratio of net investment income, before waivers, to average net assets(b)(d)	4.33%	4.52%	4.55%	4.84%	4.76%	5.10%
Portfolio turnover rate (excluding short-term securities)	10.97%	31.65%	28.06%	24.83%	28.95%	22.90%

(a)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.33%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.27%.

See accompanying notes to financial statements.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2014 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or periods ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,				Period ended December 31,
International Fund	2014	2013	2012	2011	2010	2009(a)(b)
Net asset value, beginning of period	$15.76	13.33	12.23	14.33	13.16	10.00
Income (loss) from investment operations:
Net investment income	0.25	0.29	0.30	0.30	0.23	0.19
Net realized and unrealized gains (losses)	0.45	2.62	1.88	(2.08)	1.27	3.35
Total from investment operations	0.70	2.91	2.18	(1.78)	1.50	3.54
Less distributions to shareholders from:
Net investment income	-	(0.34)	(0.31)	(0.29)	(0.23)	(0.18)
Net realized gain	-	(0.14)	(0.77)	(0.03)	(0.10)	(0.20)
Total distributions to shareholders	-	(0.48)	(1.08)	(0.32)	(0.33)	(0.38)
Net asset value, end of period	$16.46	15.76	13.33	12.23	14.33	13.16
Total return (c)	4.44%	21.85%	17.91%	(12.44)%	11.39%	35.50%
Net assets, end of period (000s omitted)	$527,157	511,904	408,059	305,071	346,415	292,902
Ratio of expenses, net of waivers, to average net assets (d)(e)(f)(g)(h)	0.67%	0.66%	0.62%	0.77%	0.80%	0.92%
Ratio of expenses, before waivers, to average net assets (d)(e)(f)(g)(h)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income, net of waivers, to average net assets (d)(f)(g)(h)	3.19%	1.99%	2.39%	2.15%	1.77%	1.74%
Ratio of net investment income, before waivers, to average net assets (d)(f)(g)(h)	2.86%	1.65%	2.01%	1.92%	1.57%	1.66%
Portfolio turnover rate (excluding short-term securities)	8.53%	22.54%	72.32%	36.93%	30.82%	35.33%

(a)	Commenced investment operations on February 5, 2009.

(b)	Net investment income for the period ended was calculated using the average shares outstanding method.

(c)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(d)	Annualized for periods of less than one year.

(e)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, increased to 0.67%. Also effective March 15, 2013, the Adviser reduced the voluntary waiver to 0.33%.

(g)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.40%.

(h)

Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.75%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.25%. Effective December 5, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective December 5, 2011, the Adviser increased the voluntary waiver to 0.30%.

See accompanying notes to financial statements.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the “Funds”). Clearwater Management Company (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.

Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s net assets among subadvisers. The Fund currently allocates net assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates (“Parametric”), Heartland Advisors, Inc. (“Heartland”), Knightsbridge Asset Management, LLC (“Knightsbridge”), and Osterweis Capital Management, LLC (“Osterweis”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 60% of the Fund’s net assets will be allocated to Parametric; the remaining net assets will be allocated to one or more of the Fund’s three other subadvisers. To the extent feasible, Parametric manages its portion of the Fund’s net assets in a passive management strategy so that its portion of the Fund’s holdings generally matches the holdings of the Russell 1000® Index as closely as possible without requiring the Fund to realize gains. In addition, as noted above, FCI also acts as a subadviser to the Fund.

Under normal market conditions, the Clearwater Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk associated with individual securities or sectors. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The Fund uses a “multi-style, multi-manager” approach, whereby portions of the Fund’s net assets are allocated between subadvisers who employ

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

distinct investment styles. The Fund currently has two subadvisers that provide day-to-day management for the Fund, Kennedy Capital Management, Inc. (“Kennedy”) and Keeley Asset Management (“Keeley”). In addition, as noted above, FCI also acts as a subadviser to the Fund.

Under normal market conditions, the Clearwater Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisers II, LLC (“Sit”). In addition, as noted above, FCI also acts as a subadviser to the Fund.

Under normal market conditions, the Clearwater International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts as well as exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund currently does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund does not intend to invest in foreign currency exchange contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach, whereby portions of the Fund’s net assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates net assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), Denver Investments (“Denver”), WCM Investment Management (“WCM”) and Templeton Investment Counsel, LLC (“Templeton”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 50% of the Fund’s net assets will be allocated to Parametric; the remaining net assets will be allocated to one or more of the Fund’s four other subadvisers. To the extent feasible, Parametric manages its portion of the Fund’s net assets in a passive management strategy so that its portion of the Fund’s holdings generally matches the holdings of the MSCI World Ex USA Index (net) on a net basis as closely as possible. In addition, as noted above, FCI also acts as a subadviser to the Fund.

(2)	Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value (“NAV”), are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratificationby the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including accretion of original issue discount and amortization of original issue premium, is accrued daily.

(b)	Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within net realized gain on forwardforeign currency exchange contracts on the Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in foreign currency transactions within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Foreign currency amounts payable to or receivable from counterparties related to outstanding spot contracts, if any, are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within net realized gain on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

(e)	Master Limited Partnerships

The Core Equity and International Funds invest in Master Limited Partnerships (“MLPs”). The benefits derived from the Funds’ investments in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Funds were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Funds with respect to their investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Funds must include their allocable share of an MLP’s taxable income in their reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Funds may have to liquidate securities to make required distributions to shareholders.

(f)	Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(g)	Short-Term Investments

Each Fund currently invests uninvested cash in money market portfolios of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust. The Core Equity, Small Companies and International Funds currently invest in the U.S. Government Select Portfolio and the Tax-Exempt Bond Fund currently invests in the Tax-Exempt Portfolio. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises. The Tax-Exempt Portfolio primarily invests in high-quality short-term municipal instruments.

(h)	Recoverable Taxes

The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the applicable Funds.

(i)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2010, 2011, 2012 and 2013 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) were recorded by the Funds. The tax character of distributions paid by the Funds during the years ended December 31, 2013 and 2012 was as follows:

	Tax-Exempt		Ordinary Income
	2013	2012	2013	2012
Core Equity Fund	$-	$-	$6,741,356	$5,308,828
Small Companies Fund	-	-	7,282,854	1,592,303
Tax-Exempt Bond Fund	22,903,417	24,948,863	199,996	356,024
International Fund	-	-	12,704,376	8,901,744

	Long-Term Capital Gains
	2013	2012
Core Equity Fund	$141,918	$-
Small Companies Fund	31,561,189	18,490,667
Tax-Exempt Bond Fund	4,029,044	-
International Fund	2,541,715	22,141,275

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$3,951,965	$4,900,897	$374,242	$10,869,418
Undistributed capital gain	15,149,696	33,566,061	339,945	5,059,258
Unrealized appreciation	266,256,079	75,975,591	14,592,126	153,108,012
Total	$285,357,740	$114,442,549	$15,306,313	$169,036,688

Distributions to shareholders from net investment income and net realized gain are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

reclassifications have no impact on the total net assets or the NAV per share of the Funds. At June 30, 2014, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:

	Core Equity Fund	Small Companies Fund	International Fund
Undistributed (overdistributed) net investment income	$(88,863)	$(20,949)	$175,002
Accumulated net realized gain (loss)	88,863	20,949	(175,002)

	(j)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders.

	(k)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

	(l)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a) above. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

•

Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2014.

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$522,129,276	$-	$-	$522,129,276
Master Limited Partnerships	7,369,280	-	-	7,369,280
Short-Term Investments	14,699,791	-	-	14,699,791
Total	$544,198,347	$-	$-	$544,198,347

(a)

For the Core Equity Fund, the investment value is comprised of equity securities, master limited partnerships, and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

	Small Companies Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$340,770,146	$-	$-	$340,770,146
Short-Term Investments	9,923,624	-	-	9,923,624
Total	$350,693,770	$-	$-	$350,693,770

(b)

For the Small Companies Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013.

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$28,642,649	$-	$-	$28,642,649
Municipal Bonds
Airport	-	3,839,825	-	3,839,825
Bond Bank	-	2,567,872	-	2,567,872
Development	-	21,784,894	267,629	22,052,523
Education	-	41,217,166	-	41,217,166
Facilities	-	3,665,934	-	3,665,934
General	-	48,376,241	3,515	48,379,756
General Obligation	-	16,447,885	-	16,447,885
Higher Education	-	18,735,400	-	18,735,400
Housing	-	44,912,997	-	44,912,997
Medical	-	51,740,324	157,500	51,897,824
Mello-Roos	-	647,851	-	647,851
Multifamily Housing	-	26,879,464	-	26,879,464
Nursing Home	-	49,392,601	-	49,392,601
Pollution	-	572,100	-	572,100
Power	-	7,443,090	-	7,443,090
School District	-	26,089,254	-	26,089,254
Single Family Housing	-	60,782,447	-	60,782,447
Student Loan	-	3,068,990	-	3,068,990
Tobacco Settlement	-	939,669	-	939,669
Transportation	-	13,038,321	-	13,038,321
Utilities	-	1,487,325	-	1,487,325
Water	-	9,532,949	-	9,532,949
Short-Term Investments	10,217,193	-	-	10,217,193
Total	$38,859,842	$453,162,599	$428,644	$492,451,085

(c)

For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

As of June 30, 2014, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of observations and the nature of similar securities which are not currently openly traded in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on December 31, 2013.

The following is a reconciliation of investments for the Tax-Exempt Bond Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Development		General	Medical	Total
Balance as of 12/31/13	$180,129		$3,515	$157,500	$341,144
Accrued Discounts	-		-	-	-
Realized Gains (Losses)	-		-	-	-
Change in Unrealized Appreciation (Depreciation)	-		-	-	-
Purchases	-		-	-	-
Sales	-		-	-	-
Transfers into Level 3 (1)	87,500	(2)	-	-	87,500
Transfers out of Level 3 (1)	-		-	-	-
Balance as of 6/30/14	$267,629		$3,515	$157,500	$428,644
Net increase (decrease) in unrealized appreciation (depreciation) (3)	$1,418		$-	$-	$1,418

(1)	The value of the Transfers into and out of Level 3 is measured using the fair value as of the period ended June 30, 2014.

(2)

Transferred from Level 2 to Level 3 due to the security being valued based on an evaluated price as the time of default on May 1, 2014. This fair valuation was determined using procedures adopted by the Board of Trustees.

(3)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2014 is included in the Statements of Operations.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at June 30, 2014.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks	$502,051,757	$-	$-	$502,051,757
Master Limited Partnerships	2,730,050	-	-	2,730,050
Preferred Stock	1,824,805	-	-	1,824,805
Rights
South Korea	-	20,482	-	20,482
All other countries	4,719	-	-	4,719
Warrants	30,607	-	-	30,607
Investment Companies	984,312	-	-	984,312
Short-Term Investments	17,621,229	-	-	17,621,229
Total	$525,247,479	$20,482	$-	$525,267,961

(d)

For the International Fund, the investment value is comprised of equity securities, master limited partnerships, rights, warrants, investment companies and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity, master limited partnerships, investment companies and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights and warrants generally are determined by taking into account the terms of the rights and warrants as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At June 30, 2014, rights with a fair value of $20,482, within the Financials sector, was valued using observable inputs from the last traded price of the rights prior to its expiration.

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities

Forward foreign currency exchange contracts	$-	$(42,849)	$-	$(42,849)

Net Other Financial Instruments	$-	$(42,849)	$-	$(42,849)

The forward foreign currency exchange contracts outstanding at June 30, 2014 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2014, were as follows:

	Purchases	Sales
Core Equity Fund	$41,117,551	$51,256,408
Small Companies Fund	107,209,225	113,048,411
Tax-Exempt Bond Fund	50,969,439	58,355,582
International Fund	42,832,021	42,236,326

(5)	Capital Share Transactions

Transactions in capital shares for each fund for the six months ended June 30, 2014 and the fiscal year ended December 31, 2013, were as follows:

	Core Equity Fund		Small Companies Fund
	2014	2013	2014	2013
Sold	32,527	507,556	233,875	201,528
Issued for reinvestment of distributions	-	183,114	-	1,743,449
Redeemed	(320,540)	(560,122)	(488,894)	(1,670,646)
Net Increase (decrease)	(288,013)	130,548	(255,019)	274,331

	Tax-Exempt Bond Fund		International Fund
	2014	2013	2014	2013
Sold	1,098,920	2,901,091	192,526	1,958,551
Issued for reinvestment of distributions	1,098,015	2,834,108	-	973,569
Redeemed	(2,960,000)	(7,249,870)	(634,609)	(1,067,258)
Net Increase (decrease)	(763,065)	(1,514,671)	(442,083)	1,864,862

(6)	Capital Loss Carryforward

For the period subsequent to October 31, 2013 through the fiscal year ended December 31, 2013, the following Funds incurred net capital losses, and/or Section 988 currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

	Short-Term	Long-Term	Total
Core Equity Fund	$322,990	$-	$322,990
Tax-Exempt Bond Fund	211,282	151,144	362,426
International Fund	176,175	-	176,175

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were made effective for the Funds for the fiscal year ended December 31, 2011. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of December 31, 2013, there were no pre-enactment capital loss carryforwards for U.S. Federal income tax purposes for the Core Equity Fund, as they were all utilized at December 31, 2013.

The following capital loss carryforwards were utilized at December 31, 2013, for U.S. Federal income tax purposes:

Amount
Core Equity Fund	$10,839,789

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. As of June 30, 2014, the management fees in place, net of voluntary waivers, for the Core Equity, Small Companies, Tax-Exempt Bond, and International Funds are 0.50%, 0.94%, 0.33%, and 0.67%, respectively. The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

The subadvisory fee for the Clearwater Core Equity Fund, payable to Parametric, Heartland and Osterweis, is equal to an annual rate of 0.15% of the portion of net assets managed, an annual rate of 0.65% of the portion of net assets managed and an annual rate of 0.75% of the portion of net assets managed, respectively. The subadvisory fee payable to Knightsbridge is equal to a fee schedule based on an annual rate of 0.75% on the first $20 million of the portion of net assets managed, decreasing to 0.50% of the portion of net assets managed in excess of $20 million.

The subadvisory fee for the Clearwater Small Companies Fund, payable to Kennedy, is equal to a fee schedule based on an annual rate of 0.85% on the first $50 million of the portion of net assets managed, decreasing to 0.80% of the portion of net assets managed in excess of $50 million. The subadvisory fee payable to Keeley is equal to a fee schedule based on an annual rate of 1.00% on the first $2 million of the portion of net assets managed, decreasing to 0.85% on the next $8 million of the portion of net assets managed, and further decreasing to 0.70% of the portion of net assets managed in excess of $10 million.

The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit, is equal to a fee schedule based on an annual rate of 0.40% on the first $20 million in net assets managed, decreasing to 0.30% on the next $30 million in net assets managed, decreasing to 0.25% on the next $25 million in net assets managed, decreasing to 0.20% on the next $175 million in net assets managed, and further decreasing to 0.18% of net assets managed in excess of $250 million.

The subadvisory fee for the Clearwater International Fund, payable to Parametric, is equal to an annual rate of 0.15% of the portion of net assets managed. The subadvisory fee payable to Artisan Partners is equal to a fee schedule based on an annual rate of 0.80% on the first $50 million of the portion of net assets managed, decreasing to 0.60% on the next $50 million of the portion of net assets managed, and further decreasing to 0.50% of the portion of net assets managed in excess of $100 million. The subadvisory fee payable to Denver is equal to a fee schedule based on an annual rate of 1.25% on the first $10 million of the portion of net assets managed, decreasing to 0.85% of the portion of net assets managed in excess of $10 million. The subadvisory fee payable to WCM is equal to an annual rate of 0.80% of the portion of net assets managed. The subadvisory fee payable to Templeton is equal to a fee schedule based on an annual rate of 0.95% on the first $25 million of the portion of net assets managed, decreasing to 0.85% on the next $25 million of the portion of net assets managed, decreasing to 0.75% on the next $50 million of the portion of net assets managed, decreasing to 0.65% on the next $150 million of the portion of net assets managed, decreasing to 0.55% on the next $250 million of the portion of net assets managed and further decreasing to 0.50% of the portion of net assets managed in excess of $500 million.

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser. The effect of this waiver agreement is that fees paid to FCI under the subadvisory agreement would approximate the fees previously paid to FCI under a consulting agreement previously in effect between the Adviser and FCI.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

(8)	Derivative Instruments

Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2 (c). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2014, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.

	ASSETS		LIABILITIES
Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Counterparty

Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$-	Unrealized depreciation on forward foreign currency exchange contracts	$42,849	$(42,849)	Northern Trust

The following tables set forth by primary risk exposure the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the six months ended June 30, 2014:

Derivative Type	Statements of Operations Location	Value	Derivative Type	Statements of Operations Location	Value
Forward foreign currency exchange contracts	Net realized gain on forward foreign currency exchange contracts	$134,143	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$(298,383)

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and weighted average notional amounts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2014.

Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
5	$131,625,336

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2014

(9)	Subsequent Events

Management has evaluated subsequent events relating to the Funds through the date the financial statements were available to be issued, and has concluded there are no such events or transactions requiring financial statement disclosure and/or adjustments to the financial statements.

24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	99,475
1,500	ADVANCE AUTO PARTS, INC.	53,557	202,380
6,150	AMAZON.COM, INC.(b)	274,721	1,997,397
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	98,384
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	37,026
37,632	AMERICAN PUBLIC EDUCATION, INC.(b)	1,489,733	1,293,788
1,300	AUTOLIV, INC.(c)	29,596	138,554
500	AUTOZONE, INC.(b)	32,038	268,120
4,575	BED BATH & BEYOND, INC.(b)	120,780	262,514
1,400	BIG LOTS, INC.(b)	15,477	63,980
4,400	BORGWARNER, INC.	51,799	286,836
750	BRINKER INTERNATIONAL, INC.	10,084	36,488
4,168	CARMAX, INC.(b)	50,984	216,778
2,700	CARNIVAL CORP.	80,825	101,655
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	375,512
14,430	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,866,908	2,285,423
600	CHICO’S FAS, INC.	5,619	10,176
300	CHIPOTLE MEXICAN GRILL, INC.(b)	89,324	177,753
68,820	CINEMARK HOLDINGS, INC.	1,340,356	2,433,475
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	62,472	151,330
5,000	COACH, INC.	19,161	170,950
36,800	COMCAST CORP., CLASS A	586,118	1,975,424
1,345	CST BRANDS, INC.	11,311	46,402
2,300	DARDEN RESTAURANTS, INC.	47,909	106,421
2,400	DEVRY EDUCATION GROUP, INC.	44,808	101,616
1,500	DICK’S SPORTING GOODS, INC.	24,803	69,840
39,751	DIRECTV(b)	1,598,180	3,379,233
2,800	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	168,186	207,984
1,000	DOLLAR GENERAL CORP.(b)	46,180	57,360
6,700	DOLLAR TREE, INC.(b)	61,517	364,882
4,600	DR HORTON, INC.	22,057	113,068
710	EXPEDIA, INC.	10,883	55,920
500	FAMILY DOLLAR STORES, INC.	12,653	33,070
3,000	FOOT LOCKER, INC.	40,394	152,160
54,163	FORD MOTOR CO.	279,997	933,770
3,600	GAMESTOP CORP., CLASS A	14,505	145,692
5,700	GANNETT CO., INC.	51,200	178,467
4,100	GAP (THE), INC.	58,946	170,437
2,200	GARMIN LTD.(c)	40,557	133,980
7,200	GENERAL MOTORS CO.	180,240	261,360
7,500	GENTEX CORP.	106,860	218,175
3,450	GENUINE PARTS CO.	102,425	302,910
1,900	GOODYEAR TIRE & RUBBER (THE) CO.	26,258	52,782
22,100	GROUPON, INC.(b)	169,823	146,302
57,900	H&R BLOCK, INC.	799,932	1,940,808
500	HANESBRANDS, INC.	10,750	49,220
6,750	HARLEY-DAVIDSON, INC.	39,547	471,488
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,799	461,949
400	HASBRO, INC.	10,206	21,220
29,525	HOME DEPOT (THE), INC.	19,256	2,390,344
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	304,356
2,100	JARDEN CORP.(b)	25,277	124,635
9,500	JOHNSON CONTROLS, INC.	262,575	474,335
7,750	KOHL’S CORP.	86,001	408,270
6,190	L BRANDS, INC.	70,745	363,105
4,200	LAMAR ADVERTISING CO., CLASS A	55,664	222,600
21,536	LANDS’ END, INC.(b)	621,845	723,179
6,238	LAS VEGAS SANDS CORP.	182,807	475,460
3,000	LEAR CORP.	128,814	267,960
2,900	LENNAR CORP., CLASS A	38,266	121,742
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	51,410	257,891
7,374	LIBERTY GLOBAL PLC, SERIES C(b)(c)	64,301	311,994
88,880	LIBERTY INTERACTIVE CORP., CLASS A(b)	1,551,796	2,609,517
3,132	LIBERTY MEDIA CORP., CLASS A(b)	13,975	428,082
1,580	LIBERTY VENTURES, SERIES A(b)	23,580	116,604
1,200	LKQ CORP.(b)	14,970	32,028
13,100	LOWE’S COS., INC.	335,332	628,669

See accompanying notes to the financial statements.	25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
5,000	MACY’S, INC.	$81,375	290,100
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	772,476	960,208
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	318,513
496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	3,643	29,080
4,200	MATTEL, INC.	65,973	163,674
16,002	MCDONALD’S CORP.	358,888	1,612,041
6,600	MGM RESORTS INTERNATIONAL(b)	54,921	174,240
2,300	MICHAEL KORS HOLDINGS LTD.(b)(c)	143,056	203,895
600	MOHAWK INDUSTRIES, INC.(b)	26,796	83,004
1,400	MORNINGSTAR, INC.	57,577	100,534
35,323	MURPHY USA, INC.(b)	1,388,911	1,726,941
700	NETFLIX, INC.(b)	41,142	308,420
2,200	NEWELL RUBBERMAID, INC.	26,950	68,178
7,175	NEWS CORP., CLASS A(b)	36,051	128,720
11,100	NIKE, INC., CLASS B	238,633	860,805
4,300	NORDSTROM, INC.	45,233	292,099
100	NVR, INC.(b)	51,542	115,060
2,695	OMNICOM GROUP, INC.	78,532	191,938
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	346,380
1,500	PANERA BREAD CO., CLASS A(b)	69,667	224,745
2,600	PETSMART, INC.	55,966	155,480
800	PRICELINE GROUP (THE), INC.(b)	194,799	962,400
14,100	PULTEGROUP, INC.	58,797	284,256
600	PVH CORP.	22,503	69,960
1,500	RALPH LAUREN CORP.	31,320	241,035
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	28,787	63,300
4,600	ROSS STORES, INC.	36,395	304,198
30,020	ROYAL CARIBBEAN CRUISES LTD.	906,417	1,669,112
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	48,684
71,600	SEARS HOLDINGS CORP.(b)	2,655,844	2,861,136
10,400	SERVICE CORP. INTERNATIONAL	74,152	215,488
11,000	SIRIUS XM HOLDINGS, INC.(b)	29,370	38,060
14,250	STARBUCKS CORP.	182,045	1,102,665
710	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	14,193	57,382
12,200	TARGET CORP.	353,659	706,990
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	59,700
2,100	TESLA MOTORS, INC.(b)	147,498	504,126
6,200	THOMSON REUTERS CORP.	178,087	225,432
1,900	THOR INDUSTRIES, INC.	22,315	108,053
4,200	TIFFANY & CO.	122,192	421,050
5,979	TIME WARNER CABLE, INC.	194,383	880,707
21,033	TIME WARNER, INC.	457,012	1,477,568
2,629	TIME, INC.(b)	19,683	63,674
10,094	TJX (THE) COS., INC.	86,033	536,496
400	TRACTOR SUPPLY CO.	20,180	24,160
2,210	TRIPADVISOR, INC.(b)	42,908	240,139
900	TRW AUTOMOTIVE HOLDINGS CORP.(b)	21,698	80,568
21,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	165,966	752,210
1,000	UNDER ARMOUR, INC., CLASS A(b)	23,330	59,490
2,127	URBAN OUTFITTERS, INC.(b)	37,857	72,020
22,963	VERA BRADLEY, INC.(b)	477,369	502,201
6,800	VF CORP.	87,065	428,400
32,607	VIACOM, INC., CLASS B	1,360,367	2,828,005
800	VISTEON CORP.(b)	33,968	77,608
29,560	WALT DISNEY (THE) CO.	578,637	2,534,474
2,100	WHIRLPOOL CORP.	89,510	292,362
5,475	WYNDHAM WORLDWIDE CORP.	24,501	414,567
1,600	WYNN RESORTS LTD.	32,322	332,096
9,016	YUM! BRANDS, INC.	78,831	732,099
		26,653,537	63,746,631	11.69%
Consumer Staples:
29,200	ALTRIA GROUP, INC.	128,021	1,224,648
11,500	ARCHER-DANIELS-MIDLAND CO.	219,815	507,265
2,916	BROWN-FORMAN CORP., CLASS B	57,343	274,600
15,219	BUNGE LTD.	937,683	1,151,165
4,000	CHURCH & DWIGHT CO., INC.	100,310	279,800

See accompanying notes to the financial statements.	26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
3,000	CLOROX (THE) CO.	$154,515	274,200
64,481	COCA-COLA (THE) CO.	991,395	2,731,415
1,900	COCA-COLA ENTERPRISES, INC.	80,180	90,782
16,980	COLGATE-PALMOLIVE CO.	539,355	1,157,696
2,700	CONAGRA FOODS, INC.	55,905	80,136
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	405,398
7,800	COSTCO WHOLESALE CORP.	237,671	898,248
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,254
16,225	CVS CAREMARK CORP.	642,050	1,222,878
750	DEAN FOODS CO.	12,421	13,192
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	2,059,865
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	351,480
397	ENERGIZER HOLDINGS, INC.	20,533	48,446
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	277,287
2,700	FLOWERS FOODS, INC.	25,434	56,916
12,400	GENERAL MILLS, INC.	277,055	651,496
3,300	HERBALIFE LTD.	45,262	212,982
2,342	HERSHEY (THE) CO.	112,137	228,041
800	HILLSHIRE BRANDS (THE) CO.	23,592	49,840
2,400	HORMEL FOODS CORP.	43,206	118,440
1,700	INGREDION, INC.	48,103	127,568
1,600	JM SMUCKER (THE) CO.	64,617	170,512
2,700	KELLOGG CO.	155,123	177,390
5,800	KEURIG GREEN MOUNTAIN, INC.	122,296	722,738
1,550	KIMBERLY-CLARK CORP.	72,786	172,391
7,679	KRAFT FOODS GROUP, INC.	111,450	460,356
13,400	KROGER (THE) CO.	228,089	662,362
5,322	LORILLARD, INC.	80,950	324,482
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	50,113
2,200	MEAD JOHNSON NUTRITION CO.	103,422	204,974
1,300	MOLSON COORS BREWING CO., CLASS B	37,840	96,408
26,338	MONDELEZ INTERNATIONAL, INC., CLASS A	285,157	990,572
1,400	MONSTER BEVERAGE CORP.(b)	44,343	99,442
27,391	PEPSICO, INC.	1,025,750	2,447,112
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,540,429
200	POST HOLDINGS, INC.(b)	4,616	10,182
45,360	PROCTER & GAMBLE (THE) CO.	772,158	3,564,842
3,500	REYNOLDS AMERICAN, INC.	50,449	211,225
1,600	SAFEWAY, INC.	28,960	54,944
8,000	SYSCO CORP.	124,114	299,600
6,010	TYSON FOODS, INC., CLASS A	53,610	225,615
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	2,100,480
20,150	WALGREEN CO.	231,445	1,493,720
19,723	WAL-MART STORES, INC.	776,452	1,480,606
8,800	WHOLE FOODS MARKET, INC.	116,393	339,944
		12,456,314	33,398,477	6.13%
Energy:
9,446	ANADARKO PETROLEUM CORP.	319,802	1,034,054
2,000	APACHE CORP.	160,522	201,240
600	ATWOOD OCEANICS, INC.(b)	18,078	31,488
27,311	BAKER HUGHES, INC.	1,490,910	2,033,304
62,000	BP PLC ADR(c) (d)	2,753,380	3,270,500
3,400	CABOT OIL & GAS CORP.	76,023	116,076
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	325,008
146,100	CHESAPEAKE ENERGY CORP.	2,686,183	4,540,788
33,195	CHEVRON CORP.	1,449,959	4,333,607
400	CIMAREX ENERGY CO.	24,076	57,384
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	132,120
1,700	CONCHO RESOURCES, INC.(b)	49,631	245,650
25,444	CONOCOPHILLIPS	460,670	2,181,314
4,531	CONSOL ENERGY, INC.	118,221	208,743
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	158,040
9,300	DENBURY RESOURCES, INC.	88,950	171,678
34,743	DEVON ENERGY CORP.	2,174,196	2,758,594
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	191,190
1,597	ENSCO PLC, CLASS A(c)	62,508	88,745
9,600	EOG RESOURCES, INC.	62,765	1,121,856
4,000	EQT CORP.	132,900	427,600

See accompanying notes to the financial statements.	27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
73,551	EXXON MOBIL CORP.	$2,863,497	7,405,115
3,900	FMC TECHNOLOGIES, INC.(b)	97,950	238,173
14,958	HALLIBURTON CO.	295,103	1,062,168
3,100	HELMERICH & PAYNE, INC.	39,003	359,941
10,195	HESS CORP.	491,296	1,008,183
4,000	HOLLYFRONTIER CORP.	52,098	174,760
153,835	KEY ENERGY SERVICES, INC.(b)	1,390,366	1,406,052
7,412	KINDER MORGAN, INC.	67,014	268,759
6,400	KOSMOS ENERGY LTD.(b)(c)	61,257	71,872
5,000	MARATHON OIL CORP.	152,135	199,600
3,600	MARATHON PETROLEUM CORP.	199,978	281,052
5,500	MCDERMOTT INTERNATIONAL, INC.(b)	36,783	44,495
2,400	MURPHY OIL CORP.	27,663	159,552
4,700	NABORS INDUSTRIES LTD.(c)	70,547	138,039
8,722	NATIONAL OILWELL VARCO, INC.	193,630	718,257
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	53,040
8,400	NOBLE ENERGY, INC.	158,333	650,664
32,305	OCCIDENTAL PETROLEUM CORP.	1,432,435	3,315,462
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	195,325
400	OIL STATES INTERNATIONAL, INC.(b)	17,546	25,636
2,000	ONEOK, INC.	27,592	136,160
2,500	PATTERSON-UTI ENERGY, INC.	46,600	87,350
503,000	PENGROWTH ENERGY CORP.(c)	2,317,791	3,611,540
13,372	PHILLIPS 66	156,993	1,075,510
3,200	PIONEER NATURAL RESOURCES CO.	48,507	735,392
1,200	RANGE RESOURCES CORP.	39,654	104,340
700	ROWAN COS. PLC, CLASS A	23,660	22,351
36,800	SANDRIDGE ENERGY, INC.(b)	192,048	263,120
24,100	SCHLUMBERGER LTD.	848,876	2,842,595
127,800	SCORPIO TANKERS, INC.(c)	1,288,287	1,299,726
1,100	SM ENERGY CO.	57,442	92,510
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	327,528
10,954	SPECTRA ENERGY CORP.	155,906	465,326
1,200	TESORO CORP.	24,660	70,404
29,526	TIDEWATER, INC.	1,450,478	1,657,885
23,441	UNIT CORP.(b)	1,185,492	1,613,444
12,110	VALERO ENERGY CORP.	119,502	606,711
2,600	WHITING PETROLEUM CORP.(b)	73,760	208,650
6,600	WILLIAMS (THE) COS., INC.	139,909	384,186
69,535	WPX ENERGY, INC.(b)	1,549,252	1,662,582
		30,029,459	58,672,434	10.76%
Financials:
5,300	ACE LTD.(c)	280,788	549,610
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	225,940
9,850	AFLAC, INC.	262,100	613,162
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,671	163,044
4,346	ALLEGHANY CORP.(b)	1,209,887	1,904,070
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	307,962
8,300	ALLSTATE (THE) CORP.	197,623	487,376
800	AMERICAN CAMPUS COMMUNITIES, INC.	29,341	30,592
6,400	AMERICAN CAPITAL AGENCY CORP.	149,488	149,824
18,333	AMERICAN EXPRESS CO.	546,904	1,739,252
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	107,208
101,000	AMERICAN INTERNATIONAL GROUP, INC.	2,881,346	5,512,580
22,580	AMERICAN INTERNATIONAL GROUP, INC.- (FRACTIONAL SHARES)	-	-
3,450	AMERICAN TOWER CORP.	159,151	310,431
5,191	AMERIPRISE FINANCIAL, INC.	160,907	622,920
7,300	ANNALY CAPITAL MANAGEMENT, INC.	86,724	83,439
4,748	AON PLC(c)	110,582	427,747
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	117,076
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	275,712
1,600	ARTHUR J GALLAGHER & CO.	34,040	74,560
2,500	ASSURANT, INC.	60,538	163,875
734	AVALONBAY COMMUNITIES, INC.	31,138	104,367
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	39,852
432,000	BANK OF AMERICA CORP.	4,490,969	6,639,840
56,783	BANK OF NEW YORK MELLON (THE) CORP.	1,287,045	2,128,227

See accompanying notes to the financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
43,078	BB&T CORP.	$1,067,364	1,698,566
28,000	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,296,518	3,543,680
709,000	BFC FINANCIAL CORP., CLASS A(b)	2,859,268	2,623,300
2,500	BIOMED REALTY TRUST, INC.	44,395	54,575
1,600	BLACKROCK, INC.	300,619	511,360
95,261	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	1,001,243	1,280,308
3,388	BOSTON PROPERTIES, INC.	171,468	400,394
2,800	BRANDYWINE REALTY TRUST	31,473	43,680
900	CAMDEN PROPERTY TRUST	24,065	64,035
167,357	CAMPUS CREST COMMUNITIES, INC.	1,565,640	1,449,312
29,984	CAPITAL ONE FINANCIAL CORP.	1,286,775	2,476,678
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	100,700
2,500	CBRE GROUP, INC., CLASS A(b)	50,579	80,100
21,400	CHARLES SCHWAB (THE) CORP.	186,608	576,302
36,400	CHIMERA INVESTMENT CORP.	84,259	116,116
2,700	CHUBB (THE) CORP.	86,607	248,859
2,800	CIT GROUP, INC.	100,145	128,128
43,581	CITIGROUP, INC.	1,510,680	2,052,665
2,000	CITY NATIONAL CORP.	75,539	151,520
1,365	CME GROUP, INC.	50,304	96,847
1,100	CNA FINANCIAL CORP.	25,102	44,462
800	COMERICA, INC.	25,288	40,128
735	COMMERCE BANCSHARES, INC.	25,578	34,178
4,800	CORPORATE OFFICE PROPERTIES TRUST	107,156	133,488
3,045	CORRECTIONS CORP. OF AMERICA	64,631	100,028
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	341,596
816	CULLEN/FROST BANKERS, INC.	45,125	64,807
8,500	DDR CORP.	112,376	149,855
58,055	DIGITAL REALTY TRUST, INC.	2,975,977	3,385,768
16,287	DISCOVER FINANCIAL SERVICES	233,079	1,009,468
5,200	DOUGLAS EMMETT, INC.	58,109	146,744
1,700	DUKE REALTY CORP.	28,471	30,872
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	127,560
1,100	EAST WEST BANCORP, INC.	25,190	38,489
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	46,431
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	35,328
8,216	EQUITY RESIDENTIAL	331,618	517,608
875	ESSEX PROPERTY TRUST, INC.	106,279	161,796
900	FEDERAL REALTY INVESTMENT TRUST	48,326	108,828
1,863	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	25,990	61,032
25,300	FIFTH THIRD BANCORP	220,963	540,155
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	98,000
30,500	FIRST HORIZON NATIONAL CORP.	193,065	361,730
28,087	FIRST INTERSTATE BANCSYSTEM, INC.	405,231	763,405
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	132,848
10,077	FRANKLIN RESOURCES, INC.	189,834	582,854
6,400	GENERAL GROWTH PROPERTIES, INC.	122,757	150,784
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	187,920
108,000	GETTY REALTY CORP.	1,769,035	2,060,640
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,238	1,423,240
3,500	GREENHILL & CO., INC.	106,120	172,375
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	132,497
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	48,940
7,600	HCP, INC.	126,147	314,488
4,300	HEALTH CARE REIT, INC.	221,806	269,481
8,500	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	97,644	102,340
500	HOME PROPERTIES, INC.	30,360	31,980
2,900	HOSPITALITY PROPERTIES TRUST	49,495	88,160
16,122	HOST HOTELS & RESORTS, INC.	138,445	354,845
678	HOWARD HUGHES (THE) CORP.(b)	20,502	107,009
10,500	HUDSON CITY BANCORP, INC.	65,625	103,215
35,000	HUNTINGTON BANCSHARES, INC.	169,771	333,900
701	INTERCONTINENTAL EXCHANGE, INC.	89,127	132,419
11,400	INVESCO LTD.	176,069	430,350
33,700	JANUS CAPITAL GROUP, INC.	222,792	420,576
700	JONES LANG LASALLE, INC.	39,951	88,473
60,546	JPMORGAN CHASE & CO.	1,549,200	3,488,661
11,700	KEYCORP	80,299	167,661

See accompanying notes to the financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
600	KILROY REALTY CORP.	$31,559	37,368
8,201	KIMCO REALTY CORP.	96,934	188,459
3,752	LEGG MASON, INC.	52,584	192,515
5,900	LEUCADIA NATIONAL CORP.	127,376	154,698
1,100	LIBERTY PROPERTY TRUST	23,946	41,723
1,100	LINCOLN NATIONAL CORP.	22,715	56,584
6,000	LOEWS CORP.	131,444	264,060
2,000	M&T BANK CORP.	145,114	248,100
5,123	MACERICH (THE) CO.	121,389	341,960
200	MARKEL CORP.(b)	67,789	131,128
5,478	MARSH & MCLENNAN COS., INC.	153,199	283,870
3,100	MBIA, INC.(b)	25,265	34,224
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	298,908
1,300	MERCURY GENERAL CORP.	38,018	61,152
12,400	METLIFE, INC.	380,550	688,944
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,360	87,660
2,200	MOODY’S CORP.	77,502	192,852
21,600	MORGAN STANLEY	332,129	698,328
3,900	MSCI, INC.(b)	124,722	178,815
1,800	NASDAQ OMX GROUP (THE), INC.	45,036	69,516
188,600	NAVIENT CORP.	2,896,870	3,340,106
199,375	NEW RESIDENTIAL INVESTMENT CORP.	1,155,570	1,256,062
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	122,231
300,410	NEWCASTLE INVESTMENT CORP.	1,223,947	1,438,964
1,402	NORTHERN TRUST CORP.	66,115	90,022
247,100	OLD REPUBLIC INTERNATIONAL CORP.	2,450,161	4,087,034
4,539	PACWEST BANCORP	65,912	195,949
2,200	PARTNERRE LTD.(c)	119,028	240,262
5,200	PEOPLE’S UNITED FINANCIAL, INC.	68,068	78,884
62,460	PHH CORP.(b)	1,402,341	1,435,331
4,385	PLUM CREEK TIMBER CO., INC.	105,969	197,764
26,027	PNC FINANCIAL SERVICES GROUP (THE), INC.	1,363,412	2,317,704
1,600	POPULAR, INC.(b)(c)	33,280	54,688
32,300	PRINCIPAL FINANCIAL GROUP, INC.	1,223,487	1,630,504
6,048	PROGRESSIVE (THE) CORP.	80,691	153,377
10,169	PROLOGIS, INC.	257,893	417,844
2,200	PROTECTIVE LIFE CORP.	24,849	152,526
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	754,545
2,261	PUBLIC STORAGE	235,264	387,422
6,972	RAYONIER, INC.	78,189	247,855
2,700	REALTY INCOME CORP.	58,917	119,934
3,900	REGENCY CENTERS CORP.	91,178	217,152
15,799	REGIONS FINANCIAL CORP.	86,452	167,785
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	85,871	150,724
7,500	SEI INVESTMENTS CO.	108,537	245,775
3,900	SENIOR HOUSING PROPERTIES TRUST	80,450	94,731
400	SIGNATURE BANK(b)	29,712	50,472
132,000	SILVER BAY REALTY TRUST CORP.	2,407,027	2,154,240
3,595	SIMON PROPERTY GROUP, INC.	148,165	597,776
1,900	SL GREEN REALTY CORP.	58,203	207,879
12,600	SLM CORP.	48,157	104,706
3,000	SPIRIT REALTY CAPITAL, INC.	28,078	34,080
2,700	ST. JOE (THE) CO.(b)	42,426	68,661
1,200	STARWOOD PROPERTY TRUST, INC.	29,604	28,524
240	STARWOOD WAYPOINT RESIDENTIAL TRUST(b)	6,960	6,290
6,000	STATE STREET CORP.	262,103	403,560
36,220	STONEGATE MORTGAGE CORP.(b)	615,094	505,269
6,634	SUNTRUST BANKS, INC.	92,816	265,758
3,657	SYNOVUS FINANCIAL CORP.	48,738	89,158
6,349	T ROWE PRICE GROUP, INC.	125,884	535,919
2,100	TAUBMAN CENTERS, INC.	59,294	159,201
12,000	TCF FINANCIAL CORP.	111,496	196,440
2,600	TFS FINANCIAL CORP.(b)	25,038	37,076
3,600	TORCHMARK CORP.	95,047	294,912
9,588	TRAVELERS (THE) COS., INC.	334,488	901,943
7,600	TWO HARBORS INVESTMENT CORP.	77,164	79,648
4,100	UDR, INC.	65,319	117,383
1,600	UNUM GROUP	33,328	55,616

See accompanying notes to the financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
17,885	US BANCORP	$325,796	774,778
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	42,064
3,200	VALLEY NATIONAL BANCORP	29,792	31,712
3,800	VENTAS, INC.	201,381	243,580
2,600	VORNADO REALTY TRUST	198,652	277,498
2,400	VOYA FINANCIAL, INC.	64,032	87,216
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	181,511
41,660	WASHINGTON FEDERAL, INC.	721,829	934,434
1,797	WASHINGTON PRIME GROUP, INC.(b)	9,413	33,676
2,100	WEINGARTEN REALTY INVESTORS	30,001	68,964
85,445	WELLS FARGO & CO.	1,229,493	4,490,989
5,300	WEYERHAEUSER CO.	159,708	175,377
62	WHITE MOUNTAINS INSURANCE GROUP LTD.	32,418	37,723
1,106	WR BERKLEY CORP.	29,276	51,219
4,900	XL GROUP PLC(c)	95,648	160,377
51,199	ZIONS BANCORPORATION	1,505,953	1,508,834
		62,339,915	99,983,705	18.34%
Health Care:
17,435	ABBOTT LABORATORIES	380,902	713,092
23,735	ABBVIE, INC.	606,253	1,339,603
3,175	ACTAVIS PLC(b)	79,361	708,184
4,503	AETNA, INC.	34,521	365,103
5,600	AGILENT TECHNOLOGIES, INC.	221,244	321,664
4,200	ALERE, INC.(b)	77,812	157,164
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	468,750
5,507	ALLERGAN, INC.	201,259	931,895
7,200	AMERISOURCEBERGEN CORP.	115,968	523,152
16,000	AMGEN, INC.	64,848	1,893,920
4,200	BAXTER INTERNATIONAL, INC.	220,382	303,660
17,970	BAYER A.G. ADR(c)(d)	1,257,826	2,538,622
2,500	BECTON DICKINSON AND CO.	143,665	295,750
5,250	BIOGEN IDEC, INC.(b)	66,399	1,655,378
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	55,989
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	418,856
27,500	BRISTOL-MYERS SQUIBB CO.	730,394	1,334,025
3,400	CARDINAL HEALTH, INC.	128,461	233,104
1,800	CATAMARAN CORP.(b)	60,287	79,488
14,072	CELGENE CORP.(b)	198,565	1,208,503
3,600	CERNER CORP.(b)	40,603	185,688
5,700	CIGNA CORP.	89,680	524,229
3,879	COMMUNITY HEALTH SYSTEMS, INC.(b)	68,097	175,990
4,100	COVIDIEN PLC(c)	186,882	369,738
1,200	CR BARD, INC.	72,420	171,612
2,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	21,812	206,112
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	175,195
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,151	326,192
7,100	ELI LILLY & CO.	239,060	441,407
4,200	ENDO INTERNATIONAL PLC(b)(c)	110,376	294,084
16,502	EXPRESS SCRIPTS HOLDING CO.(b)	241,921	1,144,084
3,700	FOREST LABORATORIES, INC.(b)	127,525	366,300
27,920	GILEAD SCIENCES, INC.(b)	226,342	2,314,847
1,300	HEALTH NET, INC.(b)	31,603	54,002
58,140	HEALTHSOUTH CORP.	1,044,126	2,085,482
1,900	HENRY SCHEIN, INC.(b)	86,166	225,473
7,208	HOLOGIC, INC.(b)	102,880	182,723
1,805	HOSPIRA, INC.(b)	47,736	92,723
3,900	HUMANA, INC.	39,107	498,108
1,400	IDEXX LABORATORIES, INC.(b)	60,410	186,998
2,300	ILLUMINA, INC.(b)	98,233	410,642
300	INTUITIVE SURGICAL, INC.(b)	112,800	123,540
66,693	JOHNSON & JOHNSON	3,074,466	6,977,422
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	81,920
5,700	MCKESSON CORP.	202,597	1,061,397
16,900	MEDTRONIC, INC.	617,995	1,077,544
49,878	MERCK & CO., INC.	1,199,047	2,885,442
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	334,451
4,600	MYLAN, INC.(b)	85,192	237,176

See accompanying notes to the financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
21,945	NOVARTIS A.G. ADR(c)(d)	$1,287,171	1,986,681
1,600	PATTERSON COS., INC.	29,864	63,216
3,400	PERKINELMER, INC.	53,706	159,256
166,719	PFIZER, INC.	1,746,348	4,948,220
2,400	QIAGEN N.V.(b)(c)	43,584	58,680
28,759	QUEST DIAGNOSTICS, INC.	1,534,500	1,687,866
1,200	REGENERON PHARMACEUTICALS, INC.(b)	187,859	338,964
4,000	RESMED, INC.	81,990	202,520
600	SALIX PHARMACEUTICALS LTD.(b)	24,294	74,010
26,745	SANOFI ADR(c)(d)	1,396,231	1,422,031
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	74,214
4,539	ST. JUDE MEDICAL, INC.	114,088	314,326
4,700	STRYKER CORP.	18,139	396,304
20,625	TELEFLEX, INC.	1,094,711	2,178,000
35,670	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(d)	1,376,046	1,869,821
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	790,600
77,370	TRIPLE-S MANAGEMENT CORP., CLASS B(b)(c)	1,441,335	1,387,244
16,802	UNITEDHEALTH GROUP, INC.	263,626	1,373,563
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	194,967
20,130	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	566,080	2,538,795
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	390,758
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	284,040
2,600	WATERS CORP.(b)	60,997	271,544
9,249	WELLPOINT, INC.	325,438	995,285
3,374	ZIMMER HOLDINGS, INC.	140,047	350,424
		25,682,169	63,107,752	11.57%
Industrials:
7,987	3M CO.	480,442	1,144,058
948	ACCO BRANDS CORP.(b)	3,315	6,077
38,593	ADT (THE) CORP.	1,174,484	1,348,439
1,410	AGCO CORP.	54,377	79,270
75,330	AIR LEASE CORP.	1,868,329	2,906,231
1,533	ALLEGION PLC(c)	40,913	86,890
5,175	AMETEK, INC.	73,221	270,549
1,700	B/E AEROSPACE, INC.(b)	47,626	157,233
29,760	BOEING (THE) CO.	1,404,260	3,786,365
2,200	CARLISLE COS., INC.	45,116	190,564
11,004	CATERPILLAR, INC.	295,368	1,195,805
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	170,500
800	CIVEO CORP.(b)	13,166	20,024
400	COLFAX CORP.(b)	29,484	29,816
2,027	CON-WAY, INC.	44,529	102,181
800	COPA HOLDINGS S.A., CLASS A(c)	32,619	114,056
3,948	CRANE CO.	66,572	293,573
27,900	CSX CORP.	97,923	859,599
3,700	CUMMINS, INC.	50,756	570,873
11,163	DANAHER CORP.	255,642	878,863
7,300	DEERE & CO.	199,160	661,015
10,100	DELTA AIR LINES, INC.	100,965	391,072
1,460	DONALDSON CO., INC.	38,557	61,787
2,125	DOVER CORP.	61,065	193,269
1,987	DUN & BRADSTREET (THE) CORP.	49,383	218,967
8,384	EATON CORP. PLC	149,387	647,077
15,500	EMERSON ELECTRIC CO.	422,332	1,028,580
194,000	EXELIS, INC.	2,211,224	3,294,120
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,150	39,744
1,600	FASTENAL CO.	34,863	79,184
6,653	FEDEX CORP.	130,734	1,007,131
300	FLOWSERVE CORP.	14,470	22,305
1,950	FLUOR CORP.	26,013	149,955
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	171,699
1,400	GATX CORP.	24,276	93,716
2,500	GENERAL CABLE CORP.	60,825	64,150
3,100	GENERAL DYNAMICS CORP.	204,878	361,305
310,100	GENERAL ELECTRIC CO.	4,828,483	8,149,428
1,600	HARSCO CORP.	28,236	42,608
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	184,998
9,288	HONEYWELL INTERNATIONAL, INC.	285,338	863,320

See accompanying notes to the financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,200	HUBBELL, INC., CLASS B	$43,310	147,780
610	HUNTINGTON INGALLS INDUSTRIES, INC.	14,978	57,700
2,500	IDEX CORP.	58,238	201,850
700	IHS, INC., CLASS A(b)	30,839	94,969
5,624	ILLINOIS TOOL WORKS, INC.	205,252	492,437
4,600	INGERSOLL-RAND PLC	160,916	287,546
1,524	IRON MOUNTAIN, INC.	35,583	54,026
800	ITT CORP.	8,681	38,480
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	78,215
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	154,938
176,290	JETBLUE AIRWAYS CORP.(b)	1,122,110	1,912,746
26,038	JOY GLOBAL, INC.	1,400,097	1,603,420
2,900	KANSAS CITY SOUTHERN	46,328	311,779
88,826	KBR, INC.	2,556,638	2,118,500
400	KIRBY CORP.(b)	24,760	46,856
1,100	L-3 COMMUNICATIONS HOLDINGS, INC.	49,763	132,825
1,200	LANDSTAR SYSTEM, INC.	38,351	76,800
26,425	LATAM AIRLINES GROUP S.A. ADR(b)(c)(d)	420,167	354,624
900	LENNOX INTERNATIONAL, INC.	26,811	80,613
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	97,832
2,900	LOCKHEED MARTIN CORP.	102,203	466,117
4,800	MANITOWOC (THE) CO., INC.	47,568	157,728
2,475	MANPOWERGROUP, INC.	81,958	210,004
13,200	MASCO CORP.	97,548	293,040
22,741	MASTEC, INC.(b)	671,931	700,878
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	82,456
2,000	NIELSEN N.V.	61,200	96,820
700	NORDSON CORP.	29,470	56,133
4,760	NORFOLK SOUTHERN CORP.	99,373	490,423
3,660	NORTHROP GRUMMAN CORP.	139,878	437,846
2,180	NOW, INC.(b)	21,218	78,938
6,300	OSHKOSH CORP.	109,053	349,839
1,100	OWENS CORNING	22,578	42,548
8,389	PACCAR, INC.	91,278	527,081
2,200	PALL CORP.	55,214	187,858
2,850	PARKER HANNIFIN CORP.	123,853	358,330
2,519	PENTAIR PLC(c)	73,408	181,670
2,000	PRECISION CASTPARTS CORP.	118,921	504,800
4,100	QUANTA SERVICES, INC.(b)	52,132	141,778
5,300	RAYTHEON CO.	148,950	488,925
3,100	REPUBLIC SERVICES, INC.	92,639	117,707
5,250	ROCKWELL AUTOMATION, INC.	73,987	657,090
5,214	ROCKWELL COLLINS, INC.	154,727	407,422
300	ROPER INDUSTRIES, INC.	19,525	43,803
2,800	RR DONNELLEY & SONS CO.	25,228	47,488
9,431	RYDER SYSTEM, INC.	325,233	830,777
700	SNAP-ON, INC.	17,991	82,964
2,700	SOLARCITY CORP.(b)	98,496	190,620
17,600	SOUTHWEST AIRLINES CO.	129,729	472,736
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	25,470	50,550
300	SPX CORP.	11,766	32,463
2,557	STANLEY BLACK & DECKER, INC.	72,048	224,556
2,000	STERICYCLE, INC.(b)	95,283	236,840
1,700	TEREX CORP.	31,637	69,870
1,100	TEXTRON, INC.	27,165	42,119
1,000	TOWERS WATSON & CO., CLASS A	56,220	104,230
22,240	TRIUMPH GROUP, INC.	1,567,233	1,552,797
10,500	TYCO INTERNATIONAL LTD.(c)	190,755	478,800
15,000	UNION PACIFIC CORP.	216,086	1,496,250
4,828	UNITED CONTINENTAL HOLDINGS, INC.(b)	104,937	198,286
10,640	UNITED PARCEL SERVICE, INC., CLASS B	635,863	1,092,302
55,790	UNITED STATIONERS, INC.	2,172,240	2,313,611
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,945,332
24,387	UNIVERSAL FOREST PRODUCTS, INC.	889,549	1,177,160
25,543	URS CORP.	1,032,957	1,171,147
2,000	USG CORP.(b)	12,350	60,260
2,200	UTI WORLDWIDE, INC.	25,509	22,748
500	VERISK ANALYTICS, INC., CLASS A(b)	25,120	30,010

See accompanying notes to the financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,966	WABCO HOLDINGS, INC.(b)	$30,197	210,008
1,400	WABTEC CORP.	25,602	115,626
1,650	WASTE CONNECTIONS, INC.	29,914	80,108
8,650	WASTE MANAGEMENT, INC.	135,675	386,915
1,700	WW GRAINGER, INC.	74,317	432,259
1,600	XYLEM, INC.	30,618	62,528
		32,727,750	62,570,926	11.48%
Information Technology:
7,300	ACCENTURE PLC, CLASS A(c)	354,872	590,132
7,800	ACTIVISION BLIZZARD, INC.	34,584	173,940
7,524	ADOBE SYSTEMS, INC.(b)	128,931	544,437
15,454	ADTRAN, INC.	360,058	348,642
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	201,498
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	450,000
5,000	ALTERA CORP.	94,155	173,800
8,600	ANALOG DEVICES, INC.	120,368	465,002
1,300	ANSYS, INC.(b)	34,888	98,566
6,900	AOL, INC.(b)	91,149	274,551
103,200	APPLE, INC.	392,472	9,590,376
12,100	APPLIED MATERIALS, INC.	130,014	272,855
700	ARROW ELECTRONICS, INC.(b)	18,814	42,287
165,955	ATMEL CORP.(b)	1,426,742	1,554,998
2,386	AUTODESK, INC.(b)	55,907	134,523
6,066	AUTOMATIC DATA PROCESSING, INC.	248,537	480,912
800	AVAGO TECHNOLOGIES LTD.(c)	26,256	57,656
2,300	AVX CORP.	24,817	30,544
262	BLACKHAWK NETWORK HOLDINGS, INC., CLASS B(b)	6,196	7,035
9,791	BROADCOM CORP., CLASS A	148,770	363,442
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	90,775
3,000	CA, INC.	66,523	86,220
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	73,458
167,628	CISCO SYSTEMS, INC.	1,393,890	4,165,556
4,234	CITRIX SYSTEMS, INC.(b)	47,866	264,837
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,625	616,266
1,500	COMPUTER SCIENCES CORP.	62,082	94,800
400	CONCUR TECHNOLOGIES, INC.(b)	27,272	37,336
6,700	CORELOGIC, INC.(b)	76,313	203,412
23,200	CORNING, INC.	181,284	509,240
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	5,340	29,457
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	86,400
11,100	EBAY, INC.(b)	208,371	555,666
286,000	EBIX, INC.	3,185,369	4,092,660
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	113,292
8,900	ELECTRONIC ARTS, INC.(b)	125,795	319,243
34,310	EMC CORP.	233,560	903,725
900	EQUINIX, INC.(b)	69,755	189,081
1,300	F5 NETWORKS, INC.(b)	30,063	144,872
85,105	FABRINET(b)(c)	1,488,524	1,753,163
26,400	FACEBOOK, INC., CLASS A(b)	806,504	1,776,456
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	427,082
7,900	FISERV, INC.(b)	108,063	476,528
2,100	FLIR SYSTEMS, INC.	49,313	72,933
1,300	FORTINET, INC.(b)	24,791	32,669
1,300	FREESCALE SEMICONDUCTOR LTD.(b)	14,326	30,550
2,100	GENPACT LTD.(b)(c)	33,894	36,813
1,000	GLOBAL PAYMENTS, INC.	33,115	72,850
6,021	GOOGLE, INC., CLASS A(b)	1,239,018	3,520,298
6,021	GOOGLE, INC., CLASS C(b)	1,236,617	3,463,761
2,800	HARRIS CORP.	37,337	212,100
31,300	HEWLETT-PACKARD CO.	555,703	1,054,184
500	IAC/INTERACTIVECORP	22,745	34,615
1,800	INFORMATICA CORP.(b)	54,045	64,170
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	151,892
90,500	INTEL CORP.	181,195	2,796,450
15,246	INTERNATIONAL BUSINESS MACHINES CORP.	1,200,820	2,763,642
5,000	INTUIT, INC.	103,285	402,650
1,900	ITRON, INC.(b)	65,968	77,045

See accompanying notes to the financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
900	JABIL CIRCUIT, INC.	$13,996	18,810
2,567	JUNIPER NETWORKS, INC.(b)	35,912	62,994
2,600	KLA-TENCOR CORP.	86,094	188,864
1,062	KNOWLES CORP.(b)	12,542	32,646
4,800	LAM RESEARCH CORP.	123,706	324,384
53,500	LEIDOS HOLDINGS, INC.	1,634,312	2,051,190
5,400	LINEAR TECHNOLOGY CORP.	119,475	254,178
1,100	LINKEDIN CORP., CLASS A(b)	136,813	188,617
14,800	MARVELL TECHNOLOGY GROUP LTD.(c)	94,527	212,084
17,000	MASTERCARD, INC., CLASS A	182,282	1,248,990
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	148,764
4,200	MICROCHIP TECHNOLOGY, INC.	52,109	205,002
11,900	MICRON TECHNOLOGY, INC.(b)	53,371	392,105
1,000	MICROS SYSTEMS, INC.(b)	26,215	67,900
118,450	MICROSOFT CORP.	435,643	4,939,365
85,363	MOTOROLA SOLUTIONS, INC.	3,912,609	5,682,615
5,700	NETAPP, INC.	144,148	208,164
4,800	NEUSTAR, INC., CLASS A(b)	79,848	124,896
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	90,096
8,900	NVIDIA CORP.	60,076	165,006
123,297	ORACLE CORP.	1,858,662	4,997,227
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	234,780
3,666	PAYCHEX, INC.	10,315	152,359
171,723	PHOTRONICS, INC.(b)	1,433,476	1,476,818
20,700	QUALCOMM, INC.	502,530	1,639,440
4,200	RED HAT, INC.(b)	61,669	232,134
8,100	SALESFORCE.COM, INC.(b)	113,765	470,448
5,300	SANDISK CORP.	51,148	553,479
30,571	SCIENCE APPLICATIONS INTERNATIONAL CORP.	739,224	1,350,015
5,500	SEAGATE TECHNOLOGY PLC(c)	51,727	312,510
3,700	SERVICENOW, INC.(b)	139,416	229,252
15,519	SYMANTEC CORP.	88,098	355,385
800	SYNOPSYS, INC.(b)	13,284	31,056
4,500	TERADATA CORP.(b)	73,317	180,900
73,267	TERADYNE, INC.	1,293,136	1,436,033
17,400	TEXAS INSTRUMENTS, INC.	280,527	831,546
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	84,807
5,000	TRIMBLE NAVIGATION LTD.(b)	38,163	184,750
900	VERISIGN, INC.(b)	40,779	43,929
7,000	VISA, INC., CLASS A	498,468	1,474,970
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	120,822
557	VISHAY PRECISION GROUP, INC.(b)	5,692	9,168
1,500	VMWARE, INC., CLASS A(b)	47,285	145,215
5,900	WESTERN DIGITAL CORP.	91,433	544,570
6,000	WESTERN UNION (THE) CO.	76,080	104,040
3,000	WORKDAY, INC., CLASS A(b)	180,280	269,580
5,307	XEROX CORP.	32,248	66,019
6,750	XILINX, INC.	47,180	319,343
20,640	YAHOO!, INC.(b)	228,331	725,083
60,000	ZYNGA, INC., CLASS A(b)	160,272	192,600
		32,950,537	83,026,291	15.23%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	356,920
400	AIRGAS, INC.	16,882	43,564
1,300	ALBEMARLE CORP.	29,153	92,950
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	72,160
800	APTARGROUP, INC.	27,324	53,608
1,600	ASHLAND, INC.	47,358	173,984
700	AVERY DENNISON CORP.	25,347	35,875
2,564	BALL CORP.	10,015	160,712
3,000	BEMIS CO., INC.	66,889	121,980
87,980	BOISE CASCADE CO.(b)	2,436,127	2,519,747
600	CELANESE CORP., SERIES A	24,630	38,568
1,100	CF INDUSTRIES HOLDINGS, INC.	97,135	264,583
500	COMPASS MINERALS INTERNATIONAL, INC.	27,453	47,870
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	2,128,733
700	CYTEC INDUSTRIES, INC.	25,564	73,794

See accompanying notes to the financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
2,000	DOMTAR CORP.(c)	$52,480	85,700
17,700	DOW CHEMICAL (THE) CO.	441,871	910,842
15,225	E.I. DU PONT DE NEMOURS & CO.	485,530	996,324
438	EAGLE MATERIALS, INC.	1,727	41,295
3,000	EASTMAN CHEMICAL CO.	58,011	262,050
3,991	ECOLAB, INC.	137,417	444,358
17,896	FREEPORT-MCMORAN COPPER & GOLD, INC.	437,128	653,204
900	GREIF, INC., CLASS A	27,103	49,104
27,421	HAYNES INTERNATIONAL, INC.	1,405,606	1,551,754
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	384,063
9,431	INTERNATIONAL PAPER CO.	117,152	475,983
22,726	LSB INDUSTRIES, INC.(b)	739,156	946,992
1,900	LYONDELLBASELL INDUSTRIES N.V., CLASS A	54,874	185,535
700	MARTIN MARIETTA MATERIALS, INC.	27,965	92,435
2,875	MEADWESTVACO CORP.	27,016	127,248
10,115	MONSANTO CO.	47,604	1,261,745
39,149	MOSAIC (THE) CO.	1,888,309	1,935,918
96,000	NEWMONT MINING CORP.	2,343,871	2,442,240
5,844	NUCOR CORP.	99,313	287,817
68,625	OWENS-ILLINOIS, INC.(b)	1,803,126	2,377,170
2,100	PACKAGING CORP. OF AMERICA	30,901	150,129
3,986	PPG INDUSTRIES, INC.	180,558	837,658
6,450	PRAXAIR, INC.	258,706	856,818
2,324	RAYONIER ADVANCED MATERIALS, INC.(b)	26,574	90,055
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	162,162
400	ROCK-TENN CO., CLASS A	29,220	42,236
2,300	ROYAL GOLD, INC.	111,969	175,076
6,500	RPM INTERNATIONAL, INC.	72,503	300,170
53,255	RTI INTERNATIONAL METALS, INC.(b)	1,345,818	1,416,050
86,400	SEALED AIR CORP.	1,696,699	2,952,288
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	327,952
3,600	SONOCO PRODUCTS CO.	74,519	158,148
3,234	SOUTHERN COPPER CORP.	38,445	98,217
8,700	STEEL DYNAMICS, INC.	95,178	156,165
1,273	SUNCOKE ENERGY, INC.(b)	8,474	27,370
1,600	UNITED STATES STEEL CORP.	30,208	41,664
3,200	VALSPAR (THE) CORP.	68,240	243,808
2,100	VULCAN MATERIALS CO.	63,441	133,875
		18,852,375	29,866,666	5.48%
Telecommunication Services:
135,790	AT&T, INC.	3,740,511	4,801,535
900	CENTURYLINK, INC.	31,014	32,580
16,300	FRONTIER COMMUNICATIONS CORP.	68,784	95,192
5,100	LEVEL 3 COMMUNICATIONS, INC.(b)	115,002	223,941
700	SBA COMMUNICATIONS CORP., CLASS A(b)	53,338	71,610
10,940	SPRINT CORP.(b)	26,341	93,318
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	141,908
8,000	T-MOBILE US, INC.(b)	215,375	268,960
284,000	TURKCELL ILETISIM HIZMETLERI A/S ADR(b)(c)(d)	3,474,067	4,430,400
2,300	TW TELECOM, INC.(b)	58,604	92,713
52,983	VERIZON COMMUNICATIONS, INC.	1,942,309	2,592,458
18,218	WINDSTREAM HOLDINGS, INC.	138,162	181,451
		9,972,657	13,026,066	2.39%
Utilities:
9,100	AES CORP.	99,645	141,505
4,500	AGL RESOURCES, INC.	135,198	247,635
1,000	ALLIANT ENERGY CORP.	24,835	60,860
4,000	AMEREN CORP.	114,624	163,520
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	513,084
45,310	AMERICAN WATER WORKS CO., INC.	1,186,470	2,240,580
1,735	AQUA AMERICA, INC.	22,973	45,492
8,500	CALPINE CORP.(b)	56,653	202,385
5,800	CENTERPOINT ENERGY, INC.	66,308	148,132
10,200	CMS ENERGY CORP.	144,342	317,730
4,589	CONSOLIDATED EDISON, INC.	184,849	264,969
9,762	DOMINION RESOURCES, INC.	334,591	698,178
2,300	DTE ENERGY CO.	84,036	179,101

See accompanying notes to the financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
10,851	DUKE ENERGY CORP.	$395,594	805,036
8,525	EDISON INTERNATIONAL	182,117	495,388
3,064	ENTERGY CORP.	60,101	251,524
8,124	EXELON CORP.	239,927	296,363
1,100	FIRSTENERGY CORP.	39,643	38,192
2,800	GREAT PLAINS ENERGY, INC.	43,498	75,236
10,500	ITC HOLDINGS CORP.	154,843	383,040
1,500	NATIONAL FUEL GAS CO.	38,322	117,450
5,400	NEXTERA ENERGY, INC.	259,568	553,392
6,900	NISOURCE, INC.	111,901	271,446
4,961	NORTHEAST UTILITIES	125,492	234,507
10,883	NRG ENERGY, INC.	189,415	404,848
18,925	NRG YIELD, INC., CLASS A	717,525	985,046
4,800	OGE ENERGY CORP.	43,344	187,584
500	ONE GAS, INC.	3,925	18,875
1,500	PEPCO HOLDINGS, INC.	28,485	41,220
5,900	PG&E CORP.	79,340	283,318
2,400	PINNACLE WEST CAPITAL CORP.	71,637	138,816
9,000	PPL CORP.	245,589	319,770
7,800	PUBLIC SERVICE ENTERPRISE GROUP, INC.	236,574	318,162
57,300	QUESTAR CORP.	959,089	1,421,040
4,800	SCANA CORP.	166,536	258,288
3,300	SEMPRA ENERGY	170,451	345,543
11,700	SOUTHERN (THE) CO.	275,353	530,946
7,600	TECO ENERGY, INC.	90,842	140,448
3,100	UGI CORP.	51,203	156,550
1,400	WESTAR ENERGY, INC.	25,767	53,466
4,820	WISCONSIN ENERGY CORP.	46,469	226,154
4,825	XCEL ENERGY, INC.	43,342	155,509
		7,840,364	14,730,328	2.70%
	Sub-total Common Stocks:	259,505,077	522,129,276	95.77%
Master Limited Partnerships:
Energy:
46,855	ATLAS PIPELINE PARTNERS L.P.	1,605,499	1,611,812
27,570	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	2,158,455
42,825	MAGELLAN MIDSTREAM PARTNERS L.P.	1,197,472	3,599,013
		3,987,166	7,369,280	1.35%
	Sub-total Master Limited Partnerships:	3,987,166	7,369,280	1.35%
Short-Term Investments:
14,699,791	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	14,699,791	14,699,791
	Sub-total Short-Term Investments:	14,699,791	14,699,791	2.70%
	Grand total(f)	$278,192,034	544,198,347	99.82%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of June 30, 2014, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.53% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.47% of net assets as of June 30, 2014.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $15,630,648 with net sales of approximately $930,857 during the six months ended June 30, 2014.

(f)

At June 30, 2014, the cost for Federal income tax purposes was $277,941,983. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$267,864,359
Gross unrealized depreciation	(1,607,995)
Net unrealized appreciation	$266,256,364

See accompanying notes to the financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
June 30, 2014

See accompanying notes to the financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
31,242	BEBE STORES, INC.	$167,843	95,288
114,352	BLACK DIAMOND, INC.(b)	946,860	1,283,029
16,120	BRAVO BRIO RESTAURANT GROUP, INC.(b)	255,382	251,633
24,318	CALLAWAY GOLF CO.	201,062	202,326
10,292	CARRIAGE SERVICES, INC.	183,593	176,302
31,720	COOPER TIRE & RUBBER CO.	393,344	951,600
38,500	CST BRANDS, INC.	1,164,103	1,328,250
136,567	DANA HOLDING CORP.	2,683,157	3,334,966
18,963	DECKERS OUTDOOR CORP.(b)	1,370,670	1,637,076
162,000	DENNY’S CORP.(b)	628,669	1,056,240
6,810	DESTINATION MATERNITY CORP.	176,799	155,064
36,323	DGSE COS., INC.(b)	93,711	52,668
18,392	DIVERSIFIED RESTAURANT HOLDINGS, INC.(b)	93,461	87,730
139,312	EXPRESS, INC.(b)	2,455,796	2,372,483
74,000	FEDERAL-MOGUL HOLDINGS CORP.(b)	1,323,946	1,497,020
27,000	FTD COS., INC.(b)	878,752	858,330
90,180	HANCOCK FABRICS, INC.(b)	36,974	85,671
31,079	HELEN OF TROY LTD.(b)(c)	1,845,755	1,884,320
3,711	JAMBA, INC.(b)	43,448	44,903
22,419	JOE’S JEANS, INC.(b)	24,526	23,764
5,736	JTH HOLDING, INC., CLASS A(b)	98,104	191,066
12,209	K12, INC.(b)	229,480	293,871
185,114	LIFELOCK, INC.(b)	2,339,610	2,584,191
41,228	LITHIA MOTORS, INC., CLASS A	2,371,762	3,878,318
20,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	457,786	1,172,600
47,728	MOVADO GROUP, INC.	1,955,108	1,988,826
6,421	MULTIMEDIA GAMES HOLDING CO., INC.(b)	187,320	190,318
12,844	NATHAN’S FAMOUS, INC.(b)	645,723	696,016
343,559	OFFICE DEPOT, INC.(b)	1,768,135	1,954,851
25,782	OUTERWALL, INC.(b)	1,831,008	1,530,162
31,500	PENSKE AUTOMOTIVE GROUP, INC.	609,816	1,559,250
113,839	PIER 1 IMPORTS, INC.	1,860,971	1,754,259
96,692	PINNACLE ENTERTAINMENT, INC.(b)	2,187,244	2,434,705
31,752	QUINPARIO ACQUISITION CORP.(b)	327,681	333,078
6,970	REMY INTERNATIONAL, INC.	129,544	162,750
37,654	ROCKY BRANDS, INC.	396,859	535,816
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,078,440
16,923	SHILOH INDUSTRIES, INC.(b)	293,941	312,399
33,199	SHOE CARNIVAL, INC.	757,577	685,559
61,031	SHUTTERFLY, INC.(b)	2,891,158	2,627,995
45,000	STARZ, CLASS A(b)	840,237	1,340,550
19,319	STONERIDGE, INC.(b)	219,628	207,100
21,146	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	420,602	436,031
17,218	TOWER INTERNATIONAL, INC.(b)	377,117	634,311
65,000	TRI POINTE HOMES, INC.(b)	1,132,463	1,021,800
15,500	VAIL RESORTS, INC.	580,317	1,196,290
10,594	WINNEBAGO INDUSTRIES, INC.(b)	285,033	266,757
		40,528,332	48,445,972	13.93%
Consumer Staples:
15,263	CASEY’S GENERAL STORES, INC.	1,059,423	1,072,836
10,648	DIAMOND FOODS, INC.(b)	272,073	300,274
60,750	FLOWERS FOODS, INC.	511,723	1,280,610
35,208	FRESH MARKET (THE), INC.(b)	1,452,020	1,178,412
48,482	INTER PARFUMS, INC.	1,047,487	1,432,643
22,905	MEDIFAST, INC.(b)	737,965	696,541
34,429	OMEGA PROTEIN CORP.(b)	318,139	470,989
55,285	PANTRY (THE), INC.(b)	751,838	895,617
36,073	PRIMO WATER CORP.(b)	116,320	172,068
43,171	S&W SEED CO.(b)	253,883	280,180
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	216,862
30,000	SNYDER’S-LANCE, INC.	663,181	793,800
17,418	SPARTANNASH CO.	401,711	365,952
43,337	SPECTRUM BRANDS HOLDINGS, INC.	1,145,483	3,728,282
		8,885,650	12,885,066	3.71%
Energy:
14,189	ALON USA ENERGY, INC.	177,190	176,511

See accompanying notes to the financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
28,000	BONANZA CREEK ENERGY, INC.(b)	$861,029	1,601,320
29,000	C&J ENERGY SERVICES, INC.(b)	874,556	979,620
44,200	CARRIZO OIL & GAS, INC.(b)	1,149,167	3,061,292
121,430	CLOUD PEAK ENERGY, INC.(b)	2,165,084	2,236,741
8,969	COMSTOCK RESOURCES, INC.	128,606	258,666
99,096	DAKOTA PLAINS HOLDINGS, INC.(b)	320,554	265,577
42,723	EMERALD OIL, INC.(b)	297,615	326,831
40,229	EVOLUTION PETROLEUM CORP.	446,882	440,507
75,184	FORBES ENERGY SERVICES LTD.(b)	293,310	343,591
65,000	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	1,412,522	1,710,150
46,104	HORNBECK OFFSHORE SERVICES, INC.(b)	1,842,554	2,163,200
32,120	PETROQUEST ENERGY, INC.(b)	134,249	241,542
30,809	RESOLUTE ENERGY CORP.(b)	232,560	266,190
24,209	ROSETTA RESOURCES, INC.(b)	1,145,081	1,327,864
61,500	SANCHEZ ENERGY CORP.(b)	1,527,913	2,311,785
49,851	STEEL EXCEL, INC.(b)	1,411,799	1,762,233
49,545	SYNERGY RESOURCES CORP.(b)	547,779	656,471
94,170	TRIANGLE PETROLEUM CORP.(b)	1,011,411	1,106,497
		15,979,861	21,236,588	6.11%
Financials:
60,500	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,241,731	1,488,300
18,062	AMERICAN NATIONAL BANKSHARES, INC.	377,488	392,487
31,720	AMREIT, INC.	556,933	580,476
49,235	AMTRUST FINANCIAL SERVICES, INC.	1,029,508	2,058,515
9,347	ASHFORD HOSPITALITY PRIME, INC.	143,284	160,395
44,938	ASHFORD HOSPITALITY TRUST, INC.	474,781	518,585
16,537	ATLAS FINANCIAL HOLDINGS, INC.(b)	206,712	250,701
42,000	BANCORPSOUTH, INC.	816,306	1,031,940
41,726	BANKUNITED, INC.	1,358,344	1,396,987
25,220	BERKSHIRE HILLS BANCORP, INC.	581,467	585,608
9,186	BNC BANCORP	149,972	156,805
88,429	BROOKLINE BANCORP, INC.	762,579	828,580
7,531	BSB BANCORP, INC.(b)	104,925	129,232
205,667	CAMPUS CREST COMMUNITIES, INC.	2,135,196	1,781,076
33,338	CAPE BANCORP, INC.	311,944	357,717
67,500	CAPITOL FEDERAL FINANCIAL, INC.	846,025	820,800
23,000	CBOE HOLDINGS, INC.	542,346	1,131,830
12,708	CENTER BANCORP, INC.	225,376	244,375
66,525	CHARTER FINANCIAL CORP.	677,808	738,428
73,101	CHESAPEAKE LODGING TRUST	1,232,343	2,209,843
33,294	CHEVIOT FINANCIAL CORP.	369,046	414,843
5,414	CHICOPEE BANCORP, INC.	92,705	91,442
10,819	CITIZENS & NORTHERN CORP.	213,286	210,862
3,692	CLIFTON BANCORP, INC.	42,732	46,778
7,264	CNB FINANCIAL CORP.	120,322	122,035
12,201	COMMUNITY TRUST BANCORP, INC.	388,275	417,518
25,768	CORRECTIONS CORP. OF AMERICA	798,266	846,479
127,490	COUSINS PROPERTIES, INC.	1,291,375	1,587,251
19,911	DONEGAL GROUP, INC., CLASS A	316,178	304,638
17,684	EMC INSURANCE GROUP, INC.	412,923	544,314
5,599	EVANS BANCORP, INC.	115,674	129,617
28,869	FARMERS NATIONAL BANC CORP.	184,999	224,890
23,621	FINANCIAL INSTITUTIONS, INC.	410,802	553,204
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	1,361,710
21,395	FIRST COMMUNITY BANCSHARES, INC.	327,544	306,590
5,284	FIRST CONNECTICUT BANCORP, INC.	74,716	84,808
18,548	FIRST FINANCIAL CORP.	559,232	597,060
112,838	FIRSTMERIT CORP.	1,689,022	2,228,551
20,535	FLUSHING FINANCIAL CORP.	326,021	421,994
50,000	FORESTAR GROUP, INC.(b)	940,728	954,500
15,573	FRANKLIN FINANCIAL CORP.(b)	217,750	337,934
24,500	GAMING AND LEISURE PROPERTIES, INC.	895,550	832,265
9,356	GERMAN AMERICAN BANCORP, INC.	258,265	253,360
42,678	GETTY REALTY CORP.	765,036	814,296
171,388	GLIMCHER REALTY TRUST	1,626,524	1,856,132
13,058	HAMPDEN BANCORP, INC.	210,199	220,158
94,705	HANMI FINANCIAL CORP.	2,050,960	1,996,381

See accompanying notes to the financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
20,000	HANOVER INSURANCE GROUP (THE), INC.	$1,071,683	1,263,000
56,225	HERITAGE FINANCIAL CORP.	764,333	904,660
31,966	HERITAGE FINANCIAL GROUP, INC.	479,950	633,886
14,178	HORACE MANN EDUCATORS CORP.	178,549	443,346
19,500	IBERIABANK CORP.	928,547	1,349,205
153,828	INVESTORS BANCORP, INC.	841,012	1,699,799
35,396	INVESTORS CAPITAL HOLDINGS LTD.(b)	225,724	254,143
8,648	KANSAS CITY LIFE INSURANCE CO.	342,474	393,311
298,265	KITE REALTY GROUP TRUST	1,863,463	1,831,347
20,701	MANNING & NAPIER, INC.	348,536	357,299
45,120	MEADOWBROOK INSURANCE GROUP, INC.	287,816	324,413
131,679	MEDICAL PROPERTIES TRUST, INC.	1,395,728	1,743,430
24,834	MIDSOUTH BANCORP, INC.	385,320	493,948
100,383	NATIONAL BANK HOLDINGS CORP., CLASS A	1,912,559	2,001,637
111,423	NEW MOUNTAIN FINANCE CORP.	1,683,602	1,655,746
65,000	NORTHWEST BANCSHARES, INC.	736,533	882,050
24,762	OMNIAMERICAN BANCORP, INC.	556,714	619,050
119,659	ORITANI FINANCIAL CORP.	1,637,009	1,841,552
24,520	PACIFIC CONTINENTAL CORP.	236,385	336,660
24,649	PACIFIC MERCANTILE BANCORP(b)	146,951	164,162
66,756	PACWEST BANCORP	1,941,152	2,881,857
20,445	PARK STERLING CORP.	128,157	134,733
8,961	PEOPLES BANCORP, INC.	184,760	237,018
9,466	PHOENIX (THE) COS., INC.(b)	490,997	458,060
25,186	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	741,638	1,633,312
134,033	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	946,711	1,188,873
62,500	PROVIDENT FINANCIAL SERVICES, INC.	1,152,044	1,082,500
3,969	RCS CAPITAL CORP., CLASS A	79,511	84,262
4,637	RENASANT CORP.	74,444	134,798
31,990	RYMAN HOSPITALITY PROPERTIES, INC.	787,043	1,540,319
38,000	SABRA HEALTH CARE REIT, INC.	622,567	1,090,980
22,224	SANDY SPRING BANCORP, INC.	450,236	553,600
29,297	SI FINANCIAL GROUP, INC.	292,666	337,208
26,523	SIMPLICITY BANCORP, INC.	345,325	462,826
12,063	SOUTHSIDE BANCSHARES, INC.	326,629	349,344
95,240	SPIRIT REALTY CAPITAL, INC.	756,012	1,081,926
23,641	STATE BANK FINANCIAL CORP.	379,459	399,769
49,303	STERLING BANCORP	530,252	591,636
9,693	STOCK YARDS BANCORP, INC.	269,840	289,821
54,889	SYNOVUS FINANCIAL CORP.	821,276	1,338,194
25,200	UMB FINANCIAL CORP.	1,324,423	1,597,428
147,100	UMPQUA HOLDINGS CORP.	1,916,011	2,636,032
116,846	UNITED FINANCIAL BANCORP, INC.	1,288,152	1,583,263
10,616	UNITED FIRE GROUP, INC.	277,259	311,261
19,457	UNIVEST CORP. OF PENNSYLVANIA	325,441	402,760
9,113	URSTADT BIDDLE PROPERTIES, INC., CLASS A	151,677	190,279
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	1,412,775
77,369	WALKER & DUNLOP, INC.(b)	1,065,940	1,091,677
3,350	WATERSTONE FINANCIAL, INC.	36,648	38,224
1,530	WESTBURY BANCORP, INC.(b)	22,959	23,118
25,000	WINTRUST FINANCIAL CORP.	855,525	1,150,000
		64,436,175	80,122,787	23.05%
Health Care:
50,660	AIR METHODS CORP.(b)	2,054,383	2,616,589
76,671	ALERE, INC.(b)	2,451,826	2,869,029
32,817	ALEXZA PHARMACEUTICALS, INC.(b)	153,243	149,974
12,405	AMN HEALTHCARE SERVICES, INC.(b)	158,995	152,581
34,290	ANALOGIC CORP.	2,555,584	2,682,850
8,917	ANGIODYNAMICS, INC.(b)	103,780	145,615
16,294	BIO-REFERENCE LABS, INC.(b)	454,304	492,405
4,337	CAMBREX CORP.(b)	71,620	89,776
18,368	CENTENE CORP.(b)	853,870	1,388,804
44,580	CRYOLIFE, INC.	328,748	398,991
16,101	CYNOSURE, INC., CLASS A(b)	394,723	342,146
50,587	CYTRX CORP.(b)	280,917	211,454
103,437	EXAMWORKS GROUP, INC.(b)	3,195,024	3,282,056
20,157	FLAMEL TECHNOLOGIES S.A. ADR(b)(c)(d)	296,215	302,355
57,090	GLOBUS MEDICAL, INC., CLASS A(b)	857,800	1,365,593

See accompanying notes to the financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
37,000	HANGER, INC.(b)	$718,063	1,163,650
63,544	HEALTHSOUTH CORP.	983,669	2,279,323
160,406	HEALTHWAYS, INC.(b)	1,978,424	2,813,521
25,000	HILL-ROM HOLDINGS, INC.	477,681	1,037,750
20,528	ICON PLC(b)(c)	785,586	967,074
21,157	ICU MEDICAL, INC.(b)	1,367,290	1,286,557
32,283	LEMAITRE VASCULAR, INC.	240,468	266,980
10,555	LHC GROUP, INC.(b)	225,068	225,560
5,123	MEDICAL ACTION INDUSTRIES, INC.(b)	35,852	70,339
64,412	MERGE HEALTHCARE, INC.(b)	167,988	146,215
17,866	NATUS MEDICAL, INC.(b)	273,860	449,151
19,252	OHR PHARMACEUTICAL, INC.(b)	178,765	183,086
50,537	PDI, INC.(b)	274,755	221,352
17,003	PHARMERICA CORP.(b)	220,405	486,116
46,073	PSYCHEMEDICS CORP.	566,936	652,394
4,036	SALIX PHARMACEUTICALS LTD.(b)	170,861	497,841
7,918	SANGAMO BIOSCIENCES, INC.(b)	129,487	120,908
7,829	SCICLONE PHARMACEUTICALS, INC.(b)	36,334	41,180
18,168	SPECTRUM PHARMACEUTICALS, INC.(b)	154,271	147,706
809	U.S. PHYSICAL THERAPY, INC.	25,097	27,660
37,553	WEST PHARMACEUTICAL SERVICES, INC.	699,591	1,583,986
		23,921,483	31,158,567	8.96%
Industrials:
76,040	A.O. SMITH CORP.	1,753,640	3,770,063
15,928	ACETO CORP.	286,883	288,934
74,734	ACTUANT CORP., CLASS A	1,998,023	2,583,554
38,000	AIR LEASE CORP.	840,658	1,466,040
14,713	ALLEGIANT TRAVEL CO.	1,503,075	1,732,750
45,486	ALTRA INDUSTRIAL MOTION CORP.	1,579,630	1,655,236
5,000	AMERCO	538,938	1,453,800
49,253	API TECHNOLOGIES CORP.(b)	154,103	134,953
50,611	ASTRONICS CORP.(b)	2,429,446	2,856,991
12,478	AZZ, INC.	444,250	574,986
55,583	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	297,331	278,471
14,510	CELADON GROUP, INC.	298,514	309,353
14,885	CHART INDUSTRIES, INC.(b)	1,456,138	1,231,585
4,386	CIRCOR INTERNATIONAL, INC.	141,041	338,292
23,176	CLARCOR, INC.	1,329,331	1,433,436
31,583	COMFORT SYSTEMS USA, INC.	403,152	499,011
28,128	COMMERCIAL VEHICLE GROUP, INC.(b)	231,871	282,405
70,317	ECHO GLOBAL LOGISTICS, INC.(b)	1,413,236	1,347,977
12,457	ENNIS, INC.	165,309	190,094
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	1,463,200
27,000	ESCO TECHNOLOGIES, INC.	927,910	935,280
32,000	FORTUNE BRANDS HOME & SECURITY, INC.	637,834	1,277,760
49,339	GENCORP, INC.(b)	777,914	942,375
94,088	GENERAC HOLDINGS, INC.(b)	3,376,513	4,585,849
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	1,365,000
17,703	GIBRALTAR INDUSTRIES, INC.(b)	304,380	274,574
34,179	GRAHAM CORP.	944,804	1,189,771
3,750	GREENBRIER (THE) COS., INC.(b)	59,564	216,000
34,000	HARSCO CORP.	910,852	905,420
37,000	HILLENBRAND, INC.	1,072,033	1,206,940
20,360	HOUSTON WIRE & CABLE CO.	280,595	252,668
35,000	ITT CORP.	698,010	1,683,500
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	1,394,550
20,500	LB FOSTER CO., CLASS A	462,717	1,109,460
30,503	LSI INDUSTRIES, INC.	247,029	243,414
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	598,154	1,590,435
16,275	MIDDLEBY (THE) CORP.(b)	241,436	1,346,268
7,885	MILLER INDUSTRIES, INC.	139,718	162,273
5,700	POWELL INDUSTRIES, INC.	359,818	372,666
13,420	QUANEX BUILDING PRODUCTS CORP.	229,521	239,815
11,828	REGAL-BELOIT CORP.	587,807	929,208
101,928	REXNORD CORP.(b)	2,454,514	2,869,273
57,000	RITCHIE BROS. AUCTIONEERS, INC.(c)	1,266,141	1,405,050
4,309	SL INDUSTRIES, INC.(b)	108,751	127,116
6,353	SUPREME INDUSTRIES, INC., CLASS A(b)	36,284	41,294

See accompanying notes to the financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
27,579	TELEDYNE TECHNOLOGIES, INC.(b)	$1,075,219	2,679,851
19,000	TENNANT CO.	696,347	1,450,080
95,442	TETRA TECH, INC.	2,443,097	2,624,655
53,456	TRIMAS CORP.(b)	1,648,659	2,038,277
31,707	TRINITY INDUSTRIES, INC.	489,110	1,386,230
43,205	TRIUMPH GROUP, INC.	2,766,246	3,016,573
34,420	WOODWARD, INC.	1,178,364	1,727,196
		45,779,005	65,479,952	18.83%
Information Technology:
30,054	ADVENT SOFTWARE, INC.	861,802	978,859
91,940	ARUBA NETWORKS, INC.(b)	1,969,341	1,610,789
11,547	ASURE SOFTWARE, INC.(b)	70,149	69,744
118,648	AVIAT NETWORKS, INC.(b)	239,419	151,870
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	1,332,480
50,464	BROADSOFT, INC.(b)	1,688,586	1,331,745
113,043	CALIX, INC.(b)	1,008,873	924,692
75,413	CALLIDUS SOFTWARE, INC.(b)	673,484	900,431
46,871	CIBER, INC.(b)	210,773	231,543
59,397	COGNEX CORP.(b)	1,145,680	2,280,845
27,730	COHU, INC.	291,390	296,711
90,187	CTS CORP.	1,816,330	1,686,497
25,000	DIEBOLD, INC.	847,560	1,004,250
7,582	DIGITAL RIVER, INC.(b)	117,019	116,990
78,731	ELECTRONICS FOR IMAGING, INC.(b)	3,304,272	3,558,641
24,027	EPIQ SYSTEMS, INC.	317,592	337,579
48,256	EURONET WORLDWIDE, INC.(b)	1,960,435	2,327,869
15,412	EVOLVING SYSTEMS, INC.	100,187	131,927
30,980	EXAR CORP.(b)	203,637	350,074
87,000	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	1,109,264	1,357,200
68,934	FRANKLIN WIRELESS CORP.(b)	125,915	124,081
36,809	FREQUENCY ELECTRONICS, INC.(b)	361,015	453,119
17,555	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	137,747	156,240
43,918	GLOBALSCAPE, INC.	104,838	107,599
26,184	HACKETT GROUP (THE), INC.	96,826	156,319
53,432	HARMONIC, INC.(b)	303,561	398,603
71,206	IGATE CORP.(b)	2,373,299	2,591,186
12,752	INTEGRATED SILICON SOLUTION, INC.(b)	147,055	188,347
24,827	INTERNAP NETWORK SERVICES CORP.(b)	179,020	175,030
31,878	INTEST CORP.(b)	120,089	124,005
128,454	INVENSENSE, INC.(b)	2,078,345	2,914,621
61,012	IPG PHOTONICS CORP.(b)	3,580,540	4,197,626
68,049	ITERIS, INC.(b)	127,528	115,683
42,100	KNOWLES CORP.(b)	1,284,374	1,294,154
17,013	KVH INDUSTRIES, INC.(b)	164,135	221,679
37,832	LIONBRIDGE TECHNOLOGIES, INC.(b)	167,884	224,722
30,795	MARCHEX, INC., CLASS B	297,068	370,156
15,850	MATTSON TECHNOLOGY, INC.(b)	40,142	34,712
27,892	MERCURY SYSTEMS, INC.(b)	334,740	316,295
10,321	METHODE ELECTRONICS, INC.	236,187	394,365
79,600	MITEL NETWORKS CORP.(b)(c)	813,590	838,984
29,377	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	108,534	109,870
2,426	OPLINK COMMUNICATIONS, INC.(b)	37,319	41,169
91,855	ORBOTECH LTD.(b)(c)	1,314,391	1,394,359
1,754	PC-TEL, INC.	13,638	14,190
41,794	PLANET PAYMENT, INC.(b)	102,342	118,695
34,628	PLEXUS CORP.(b)	840,142	1,499,046
41,972	QUANTUM CORP.(b)	49,552	51,206
75,846	RIVERBED TECHNOLOGY, INC.(b)	1,209,320	1,564,703
18,059	SELECTICA, INC.(b)	82,422	114,494
33,602	SERVICESOURCE INTERNATIONAL, INC.(b)	193,230	194,892
9,444	SHORETEL, INC.(b)	47,503	61,575
136,835	SUPPORT.COM, INC.(b)	584,317	370,823
30,998	SYKES ENTERPRISES, INC.(b)	526,780	673,587
54,725	SYNCHRONOSS TECHNOLOGIES, INC.(b)	1,759,971	1,913,186
30,054	SYNNEX CORP.(b)	1,146,588	2,189,434
9,062	ULTRA CLEAN HOLDINGS, INC.(b)	49,908	82,011
31,133	UNISYS CORP.(b)	569,362	770,230
22,000	VERINT SYSTEMS, INC.(b)	777,362	1,079,100

See accompanying notes to the financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
14,000	WEX, INC.(b)	$375,768	1,469,580
9,863	XCERRA CORP.(b)	60,570	89,753
131,386	ZIX CORP.(b)	372,554	449,340
		41,774,781	50,629,505	14.56%
Materials:
58,491	BERRY PLASTICS GROUP, INC.(b)	1,351,799	1,509,068
121,349	CHEMTURA CORP.(b)	2,021,306	3,170,850
22,937	CORE MOLDING TECHNOLOGIES, INC.(b)	203,503	298,181
11,500	DELTIC TIMBER CORP.	546,288	694,830
108,297	FERRO CORP.(b)	685,549	1,360,210
45,291	HANDY & HARMAN LTD.(b)	539,181	1,212,440
22,949	INNOSPEC, INC.	540,755	990,708
50,500	KAPSTONE PAPER AND PACKAGING CORP.(b)	1,426,903	1,673,065
48,188	KOPPERS HOLDINGS, INC.	1,367,125	1,843,191
19,600	NEENAH PAPER, INC.	577,070	1,041,740
39,965	OMNOVA SOLUTIONS, INC.(b)	346,987	363,282
82,130	PH GLATFELTER CO.	2,189,861	2,178,909
17,000	SENSIENT TECHNOLOGIES CORP.	925,098	947,240
3,929	SYNALLOY CORP.	53,596	64,514
81,649	TRONOX LTD., CLASS A	1,954,312	2,196,358
63,390	US ANTIMONY CORP.(b)	101,047	90,014
		14,830,380	19,634,600	5.65%
Utilities:
35,788	ALLETE, INC.	1,273,120	1,837,714
1,372	DELTA NATURAL GAS CO., INC.	27,006	30,129
6,677	GENIE ENERGY LTD., CLASS B(b)	60,796	52,548
22,192	MIDDLESEX WATER CO.	421,640	470,027
26,500	ONE GAS, INC.	949,901	1,000,375
35,000	PNM RESOURCES, INC.	733,499	1,026,550
27,323	PORTLAND GENERAL ELECTRIC CO.	564,512	947,288
12,810	PURE CYCLE CORP.(b)	77,833	86,724
39,000	QUESTAR CORP.	663,326	967,200
26,435	SJW CORP.	712,865	719,032
24,733	SOUTHWEST GAS CORP.	728,896	1,305,655
32,817	UIL HOLDINGS CORP.	1,038,255	1,270,346
7,022	UNITIL CORP.	150,822	237,554
21,500	VECTREN CORP.	792,713	913,750
14,996	YORK WATER CO.	294,435	312,217
		8,489,619	11,177,109	3.22%
	Sub-total Common Stocks:	264,625,286	340,770,146	98.02%
Short-Term Investments:
9,923,624	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	9,923,624	9,923,624
	Sub-total Short-Term Investments:	9,923,624	9,923,624	2.85%
	Grand total(f)	$274,548,910	350,693,770	100.87%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of June 30, 2014, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.42% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.09% of net assets as of June 30, 2014.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $7,122,336 with net purchases of approximately $2,801,288 during the six months ended June 30, 2014.

See accompanying notes to the financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2014

(f)

At June 30, 2014, the cost for Federal income tax purposes was $274,718,180. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$80,344,970
Gross unrealized depreciation	(4,369,380)
Net unrealized appreciation	$75,975,590

See accompanying notes to the financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
June 30, 2014

See accompanying notes to the financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End funds:
225,100	BLACKROCK LNG-TM MUN ADV			$2,332,461	2,541,379
52,100	BLACKROCK MUN INC TRUST			791,528	757,534
6,200	BLACKROCK MUN INCOMSCI BR			84,766	85,064
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,065,344
50,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			635,673	666,475
60,700	BLACKROCK MUNIYIELD INVES			759,694	891,683
43,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			537,141	578,981
81,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			981,525	1,060,946
76,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,014,103	1,064,221
54,700	BLACKROCK MUNIYIELD PENNS			774,527	770,723
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,303,250
73,500	BLACKROCK MUNIYIELD QUALITY FUND III INC			963,910	1,015,035
33,827	BLACKROCK MUNIYIELD QUALITY FUND INC			465,514	509,773
33,000	DREYFUS STRAT MUN COM USD			301,450	278,520
28,668	DREYFUS STRATEGIC MUNI BD			239,110	237,658
193,098	DWS MUNICIPAL INCOME TRUS			2,097,006	2,633,857
66,800	EATON VANCE CALI MUN BOND			744,489	820,304
160,650	INVESCO ADV MUN INC TR II			1,785,089	1,823,377
108,205	INVESCO MUNICIPAL OPP TR			1,345,903	1,363,383
66,122	INVESCO QUALITY MUNI INC			750,670	811,978
60,248	MANAGED DURATION INVESTME			779,111	830,217
39,100	MFC NUVEEN INSD MUN			588,519	551,701
32,088	NUVEEN CALIF DIV ADVAN			373,215	447,944
15,963	NUVEEN MI QUALITY INCOME			214,604	230,985
52,779	NUVEEN PENN INV QUAL MUNI			723,142	733,628
30,200	NUVEEN PREMIER MUNI INC F			409,657	411,626
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,303,732
22,000	WESTERN ASSET MANAGED MUN			240,488	288,200
38,366	WESTERN ASSET MUNICIPAL P			486,666	565,131

Sub-total Closed-End Funds				26,706,035	28,642,649	5.82%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,155,140	1,590,880
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,481,630	1,474,710
870,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	870,000	923,140
465,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	353,209	468,636
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,167,679	1,184,800
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,000,768	2,042,700
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,152	756,952
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,312	514,095
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	157,500
240,000	ALBANY NY INDL DEV AGY(e)	5/1/2016	6.50	240,000	36,022
880,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	880,000	919,679
555,000	ALLEN ACADEMY MI	6/1/2017	5.25	555,000	565,184
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,029,038	1,117,010
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	369,211	701,880
879,098	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	855,804	954,815
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	986,716	1,000,300
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,953,865	2,121,020
500,000	ARLINGTON TX HGR EDU FIN CORPEDU REVENUE	3/1/2024	5.88	500,000	512,930
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	523,508	533,445
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	516,346	590,935
1,325,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,323,742	1,326,404

See accompanying notes to the financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	$1,385,716	1,503,795
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	982,580	1,007,110
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,184,610	1,153,569
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	524,009	602,262
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	353,489	311,009
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,155,351	2,120,380
1,000,000	BIRMINGHAM AL BAPTIST MED CTRS SPL CARE FACS FING AUTH REVEN	11/15/2030	5.00	1,010,919	1,005,620
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	509,068	550,470
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	721,097	789,458
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	486,970
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	481,550
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	502,842	528,815
81,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	81,000	77,781
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,070,359	1,234,400
600,000	BURLINGTON CNTY NJ BRIDGE COMMISSION ECON DEV REVENUE	1/1/2038	5.63	605,192	605,208
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.86	390,000	303,463
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	124,028	73
351,528	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,374	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	507,906	568,295
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	931,055	1,020,150
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	503,544	569,000
750,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2039	5.25	783,482	800,332
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	499,040	569,995
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,111,987	1,617,885
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	831,936	983,530
1,170,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,170,000	1,216,706
800,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	800,000	900,568
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,404,676
500,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	500,000	521,445
255,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2013	4.75	255,000	112,200
750,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2038	5.88	762,053	427,298
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	595,595	827,850
860,172	CARLSBAD NM INDL DEV REVENUE	4/15/2021	5.75	875,965	906,888
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	983,790	1,066,270

See accompanying notes to the financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	$1,023,679	1,087,610
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,832	551,760
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,030,604	1,168,780
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	472,378	597,553
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	263,097	275,715
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,678	1,100,700
1,025,000	CHICAGO IL MTR FUEL TAX REVENUE	1/1/2033	5.00	1,025,000	1,028,044
300,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	300,000	293,745
590,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	585,401	601,995
1,500,000	CLOVIS CA UNIF SCH DIST(b)	8/1/2030	3.76	568,843	642,060
120,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	119,916	120,404
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,980	844,688
1,000,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,005,210
750,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	817,268
1,000,000	COLONIAL COUNTRY CLUB FL CDD CAPITAL IMPT REVENUE	5/1/2033	4.10	996,061	984,260
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,462,499	1,575,000
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	926,984
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,957	1,106,330
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,974	1,051,930
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2028	5.50	1,014,595	1,090,480
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	987,543	1,147,770
430,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	430,000	461,842
590,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	590,000	611,016
620,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	620,027	645,395
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	590,215	738,460
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,046,250
890,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	885,736	927,122
135,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	135,000	143,320
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,505,370
2,785,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,785,000	2,834,935

See accompanying notes to the financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	$5,000,000	4,603,450
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	717,637	1,215,014
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	191,673
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	507,582	540,360
580,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	568,586	582,065
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	511,836	532,805
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,011,764	1,117,190
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,029,985	2,150,740
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,011,667	1,082,230
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,030,074	1,124,390
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	490,009	541,635
500,000	DECATUR IL	3/1/2034	5.00	519,400	537,665
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	3.83	439,076	477,670
320,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	320,000	339,398
1,000,000	D’IBERVILLE MS TAX INCR LTD OBLG	4/1/2033	4.75	1,036,023	1,010,270
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,974	509,895
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	553,870
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,041,610
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,053,120
1,000,000	DOUBLE BRANCH FL CDD SPL ASSMNT	5/1/2031	4.13	987,403	977,590
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,049,130
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	3.18	849,813	966,180
825,000	EAST POINT GA	2/1/2026	8.00	825,000	826,881
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,024,228	2,185,246
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,218	820,792
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,090,480	1,302,560
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	542,974	824,370
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	660,725	907,888
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,050,300
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	531,260
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(e)	3/1/2036	5.13	238,000	125,788
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,010,707	1,093,030
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	236,880
1,000,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	1,000,000	1,071,310
725,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	680,299	730,967
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	12/15/2025	6.38	1,000,000	1,041,470

See accompanying notes to the financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
385,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	$386,003	405,775
125,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	125,000	131,265
1,250,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,254,904	1,321,588
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	1,000,000	1,013,310
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,450,788
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	996,124	1,054,007
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	982,114	1,130,960
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	510,768	561,005
1,490,316	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT	2/25/2015	6.50	1,490,316	1,188,974
400,000	GEISINGER PA AUTH	5/1/2037	0.92	400,000	307,800
1,000,000	GENESEE CNTY MI	11/1/2030	5.00	1,014,869	1,014,650
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,858	548,270
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	492,060	546,375
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,489,150
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,011,440
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	986,015	994,770
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	3.82	829,389	978,760
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	883,901	1,073,550
1,210,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,179,361	1,344,854
970,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	976,212	986,897
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,003,203	1,014,930
385,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	385,000	389,331
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,381,450
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	733,547	1,158,450
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,554	687,474
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,315,582	2,269,785
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	614,681	870,910
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	757,090	811,245
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,102,440
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,034,520	1,116,400

See accompanying notes to the financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	$500,721	534,505
89,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	92,146	89,303
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,549,675	1,654,305
1,000,000	HOUSTON TX HOTEL OCCUPANCY TAX & SPL REVENUE	9/1/2030	5.00	1,000,000	1,003,200
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	504,200
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	781,065
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	741,449	773,535
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	750,375
145,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	147,306	152,669
80,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	80,000	83,462
1,000,000	ILLINOIS ST	2/1/2031	5.25	1,042,035	1,087,880
500,000	ILLINOIS ST	7/1/2033	5.50	498,824	551,860
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	901,791
995,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	995,000	1,131,683
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,455,346	1,509,945
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	529,960
1,000,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2023	5.25	973,435	1,029,150
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	615,811	619,412
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	509,944	539,530
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	5.50	1,028,903	1,041,400
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	503,482	529,015
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,068,393	1,069,725
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	759,127	762,495
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	571,177	578,356
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,835	557,950
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2027	6.13	730,795	54,638
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2037	6.25	484,210	36,425
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	990,548	1,111,460
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	739,071	751,118
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,060,360
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	466,647	501,720
1,000,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2032	5.00	1,000,000	1,000,630
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	933,740	1,098,320
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,614	566,045
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,068,953	3,388,890
500,000	INDIANA ST FIN AUTH REVENUE	2/1/2031	4.00	492,815	503,575
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,825	536,895
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	986,376	1,103,230
1,000,000	INDIANA ST FIN AUTH REVENUE	2/1/2037	4.00	961,066	953,610
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,065,438	1,041,940
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	552,090	547,675
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,654	1,104,780
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	439,546	584,902
6,219,226	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,999,588	6,288,135

See accompanying notes to the financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	IOWA ST FIN AUTH HLTH CARE FACS REVENUE	7/1/2033	5.50	$1,040,973	1,137,580
1,150,000	IOWA ST FIN AUTH MIDWSTRN DISASTER AREA REVENUE	12/1/2022	5.50	1,169,866	1,198,852
200,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	196,097	212,080
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	4.10	594,241	541,200
370,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	385,382	385,603
120,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	125,833	124,807
780,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	766,151	774,595
1,215,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,215,000	1,274,049
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,051,820
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	525,435
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	983,919	1,029,760
370,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	370,000	389,399
1,895,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,870,233	1,899,510
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	828,885
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	587,170
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,437,601	2,772,000
1,300,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,289,427	1,194,986
435,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	444,424	445,227
1,900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,882,482	2,359,990
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	793,425
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,983,736	2,336,280
245,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.17	245,000	177,177
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	740,267	733,418
480,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	480,000	503,155
500,000	LEXINGTON VA INDL DEV AUTH RSDL CARE FAC REVENUE	1/1/2028	5.38	504,648	505,530
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	180,000	107,995
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	558,998	380,798
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2036	5.25	1,005,522	365,260
500,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	500,000	501,455
1,000,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	978,988	985,870
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,021,356	1,101,640
445,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	445,000	472,772

See accompanying notes to the financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
110,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	$113,682	116,652
575,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	587,968	611,369
210,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	216,584	227,732
375,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	375,000	243,679
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,891	813,495
475,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.85	475,000	412,951
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,084	540,280
1,490,000	LUZERNE CNTY PA	11/1/2026	7.00	1,557,844	1,711,503
262,532	LYONS CO	11/30/2016	4.75	263,448	257,961
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,034,096	1,139,470
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,025,932	1,081,060
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)(e)	5/1/2014	5.60	250,000	87,500
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,045,743	1,167,860
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	946,860
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,039,580
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,490
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	516,950
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	495,914	556,780
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	499,182	499,560
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	3.58	370,211	338,070
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	88,230
500,000	MANSFIELD OH	12/1/2024	6.00	517,458	562,730
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	2.95	91,940	64,569
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	377,367	326,357
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.72	635,675	864,450
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	540,670
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	528,745
439,038	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	510,158	219,624
965,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	953,045	1,052,902
1,695,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,696,007	1,828,227
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	1,000,000	1,063,560
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	1,000,000	1,051,030
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,068,180
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	928,515

See accompanying notes to the financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2042	3.50	$499,394	448,355
3,435,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,435,000	3,319,481
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	22,400
750,000	MEADOW PINES FL CDD	5/1/2030	4.45	750,000	767,985
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,049,054	1,044,360
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	534,989
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	299,259
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	1,097,982
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,358,028	2,214,020
1,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE	10/1/2053	5.00	1,038,979	1,031,000
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	486,899	563,010
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,308,353	2,500,475
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,546,406	1,715,820
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,064,770
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,018,928	1,134,960
610,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	608,475	396,524
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	745,357	786,030
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	346,280
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	507,170
260,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	245,682	227,347
494,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	494,000	408,923
205,734	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	206,272	209,219
375,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	375,000	397,028
745,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	745,000	784,582
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	974,653	1,137,080
105,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	110,191	105,968
215,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	215,000	229,579
947,585	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	963,425	65,734
1,365,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,365,000	1,364,973
955,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	955,000	1,032,785
705,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	705,066	742,464
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	527,025
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	2,000,000	1,978,680
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	473,664
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	535,418	530,655

See accompanying notes to the financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	$612,186	652,982
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	1,054,400	1,088,740
500,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	500,000	531,290
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,168,960
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	0.95	728,728	1,186,300
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,113,360
490,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	490,000	513,089
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	970,837	1,099,710
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,620	557,515
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,078,610
620,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	620,000	658,614
405,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	418,571	439,599
1,500,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2034	5.00	1,523,025	1,530,060
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,167,934	1,174,184
475,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	475,000	475,513
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,897	563,590
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	994,153
245,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	256,080	264,958
520,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	520,000	545,948
710,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	710,000	743,853
1,305,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,296,053	1,356,887
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	955,230
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	971,015	1,013,500
310,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	310,000	327,899
600,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	600,000	635,250
620,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	620,000	659,376
565,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	565,000	600,945
890,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	890,000	864,733
1,290,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,290,000	1,297,959
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
65,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2015	5.00	63,724	64,486
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2018	5.00	124,336	95,789

See accompanying notes to the financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.64	$144,020	122,938
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2038	5.75	63,045	69,572
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	975,740
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,013,910
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,233,685	2,212,760
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	536,340
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,003,400
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	2,000,000	2,130,460
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,486,506
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	478,115
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,004,490
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	7/1/2035	6.25	977,051	1,046,910
1,365,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	1,365,000	1,390,594
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2033	5.00	1,000,000	1,083,470
1,735,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	1,735,000	1,877,617
670,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	670,000	705,751
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	530,395
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,011,720	1,111,050
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,068,853	1,603,160
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,244,131	1,329,262
440,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	440,000	467,931
6,940,866	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(b)	9/1/2034	3.42	2,112,523	2,124,530
285,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	285,000	300,282
410,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	423,333	413,411
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,067,700	1,072,850
970,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	970,000	970,000
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2021	6.00	500,000	525,045
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	933,544	1,081,430
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	529,380
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	551,910
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,385	552,955
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.81	500,000	346,195
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	924,879	1,046,810
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,006,343	963,450

See accompanying notes to the financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	$500,000	502,070
885,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	885,000	828,298
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,552,941	1,913,870
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,060,925	1,103,415
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.02	1,116,754	1,533,795
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	3.73	2,314,612	2,675,550
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	512,615
500,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2022	5.00	500,000	508,905
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,240,518	1,318,050
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,544,958	2,661,350
315,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	315,939	320,913
660,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	614,579	666,877
310,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	310,000	325,946
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,278
785,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	730,613	780,408
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,467	10,032
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	3.78	915,135	953,295
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,086,228	2,107,340
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	988,128	1,157,830
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,559,976	1,754,205
500,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	500,000	494,085
800,000	PUBLIC FIN AUTH WI REVENUE	4/1/2022	5.00	800,000	832,256
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	612,846
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	249,488	69,301
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	249,487	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	574,386	490,069
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,244,925	1,247,925
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	990,597	741,370
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,434,240
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.84	500,000	204,945
1,000,000	PUERTO RICO ELEC PWR AUTH PWRREVENUE	7/1/2030	7.25	1,034,558	462,500
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,010,080
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	1.88	622,369	589,090
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2037	5.75	371,950	406,950

See accompanying notes to the financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.08	$500,000	307,675
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,424,669
500,000	RED RIVER TX HLTH FACS DEV CORP FIRST MTGE REVENUE	1/1/2032	5.50	513,237	505,200
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	750,000	754,590
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,024	773,895
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	711,441	1,053,790
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	511,591	511,080
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,019	563,495
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,580	1,032,990
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	720,000
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	316,060	372,430
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,025,730	1,168,250
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	511,264	572,100
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	995,161	1,013,080
560,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	560,000	459,105
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.72	350,000	285,117
645,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	645,000	647,851
101,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	99,142	105,071
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,103	537,050
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	350,802	469,674
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	373,071	505,510
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,011,650	1,022,550
425,694	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	431,280	35,111
500,000	SAINT LOUIS CNTY MO INDL DEV AUTH	8/15/2032	5.88	500,000	503,730
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	772,800	775,350
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,023,767	1,071,780
500,000	SALINE MI ECON DEV CORP	6/1/2032	5.25	503,181	504,975
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	526,055
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	0.32	1,379,722	1,519,200
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,065,090	1,092,410
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	516,319	574,860
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,224,032	1,539,422
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,011,039	1,047,580
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,019,973	1,134,970

See accompanying notes to the financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	$786,534	896,103
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	502,654	542,790
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,531	515,355
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	7,498
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,863	31,244
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
530,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	530,000	555,689
250,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	245,246	260,905
435,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	430,439	465,093
170,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	170,000	177,805
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	290,459
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,025	9,134
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.14	145,241	6,105
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,076,770	1,089,740
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,488,788	1,620,430
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,516	519,585
290,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	232,749	232,873
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	992,902	1,047,290
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,021,150	1,017,560
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	155,000	97,650
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,912,619	2,680,675
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,481,556	1,460,895
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,873	501,635
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,101,504	1,085,720
80,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	80,000	80,259
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	745,365
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,014,934	1,040,460
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	759,676	771,112

See accompanying notes to the financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
145,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	$145,000	146,028
1,485,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,485,000	1,451,766
510,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	510,000	539,764
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.61	250,000	225,578
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,043,363	2,455,080
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(e)	1/1/2033	11.00	800,000	8
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,038,252	1,075,690
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	681,470	712,322
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	180,129
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,807	1,261,330
300,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	300,000	184,923
100,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	100,000	1
75,000	TOLOMATO FL CDD	5/1/2017	6.38	75,000	73,994
10,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	10,000	10,068
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	22,717	25,628
90,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	58,348	53,694
50,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	32,415	22,079
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	457,369	570,900
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,002,260
80,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	79,081	80,145
1,000,000	TRAVIS CNTY TX HLTH FACS
	DEV CORP	1/1/2022	6.00	991,820	1,066,350
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	517,680	521,500
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	812,123	1,014,925
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	737,058	764,212
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	548,775
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,534,963	1,577,535
410,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	410,000	425,826
645,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	645,000	703,676
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	483,170	520,919
955,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	950,374	999,971
580,000	VIRGIN ISLANDS WTR & PWR AUTH WTR SYS REVENUE	7/1/2017	5.50	580,000	581,937
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,031,500
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,617,105
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,048,780
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,382	3,486,595
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,221,640
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,133,400
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	897,927	1,001,550

See accompanying notes to the financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.12	$977,738	1,208,750
1,500,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,500,000	1,621,335
825,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2024	6.00	819,045	860,797
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,465,785
500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2033	5.00	543,370	529,730
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	498,590
1,475,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,460,840	1,481,505
2,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	1,868,179	1,931,280
360,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	313,142	222,170
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	7,512	6,010
700,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	700,000	706,468
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	586,406	579,980
685,000	WESTMONT IL PARK DIST(b)	12/1/2031	3.61	247,139	265,890
685,000	WESTMONT IL PARK DIST(b)	12/1/2033	3.48	213,707	231,598
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,388,583
1,000,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	986,225	1,063,570
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,014,603	1,195,840
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,019,232	1,110,010
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.31	1,000,000	697,560
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,013,315	1,014,230
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,048,452	1,030,230
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,111	729,569
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	541,145
1,000,000	WYOMING MI SWR DIST SYS REVENUE	6/1/2027	5.00	1,036,438	1,036,610
2,410,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2038	4.05	2,410,000	2,391,443
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	139,661
	Sub-total Municipal Bonds:			440,935,731	453,591,243	92.13%
Short-Term Investments:
10,217,193	NORTHERN INSTITUTIONAL FUNDS -TAX-EXEMPT PORTFOLIO, 0.01%(g)			10,217,193	10,217,193
	Sub-total Short-Term Investments:			10,217,193	10,217,193	2.07%
	Grand total(h)			$477,858,959	492,451,085	100.02%

See accompanying notes to the financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)

Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $487,587 or 0.10% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	606,563

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $10,777,197 with net sales of approximately $560,004 during the six months ended June 30, 2014.

(h)

At June 30, 2014, the cost for Federal income tax purposes was $477,858,959. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$31,713,306
Gross unrealized depreciation	(17,121,180)
Net unrealized appreciation	$14,592,126

See accompanying notes to the financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Illinois	10.03%
California	10.00
Florida	7.74
Texas	7.20
Indiana	4.84
New York	4.75
Virginia	3.04
Washington	3.01
Michigan	2.94
Pennsylvania	2.92
Other	43.53
100.00%

See accompanying notes to the financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2014

See accompanying notes to the financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
9,284	AGL ENERGY LTD.	$105,943	135,517
51,722	ALUMINA LTD.(b)	50,177	65,841
16,330	AMCOR LTD.	148,761	160,605
60,339	AMP LTD.	196,569	301,552
10,115	APA GROUP	50,066	65,716
21,346	ASCIANO LTD.	100,771	113,322
4,593	ASX LTD.	114,203	154,356
25,843	AURIZON HOLDINGS LTD.	91,220	121,356
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,582,618
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	72,256
179,910	BGP HOLDINGS PLC(b)(c)	-	-
58,607	BHP BILLITON LTD.	1,389,858	1,983,959
10,199	BORAL LTD.	28,970	50,490
32,841	BRAMBLES LTD.	174,636	284,591
425,470	CARDNO LTD.	2,796,774	2,535,564
40,505	CFS RETAIL PROPERTY TRUST GROUP	46,791	77,916
10,469	COCA-COLA AMATIL LTD.	85,707	93,387
971	COCHLEAR LTD.	35,893	56,493
26,220	COMMONWEALTH BANK OF AUSTRALIA	1,168,956	1,999,689
6,418	COMPUTERSHARE LTD.	56,556	75,527
417,094	CREDIT CORP. GROUP LTD.	3,445,438	3,421,699
4,684	CROWN RESORTS LTD.	75,332	66,782
9,576	CSL LTD.	226,091	600,926
918,201	DECMIL GROUP LTD.	2,232,829	1,545,484
85,105	DEXUS PROPERTY GROUP	62,970	89,077
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	66,193
25,256	FEDERATION CENTRES LTD.	52,870	59,300
21,110	FORTESCUE METALS GROUP LTD.	37,575	86,591
18,737	GOODMAN GROUP	48,414	89,224
16,493	GPT GROUP (THE)	50,424	59,720
39,228	ILUKA RESOURCES LTD.	401,510	300,729
36,603	INCITEC PIVOT LTD.	83,901	100,093
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	263,364
10,015	LEND LEASE GROUP	61,130	123,806
9,284	MACQUARIE GROUP LTD.	195,127	522,031
13,956	METCASH LTD.	38,758	34,742
37,974	MIRVAC GROUP	50,569	63,917
40,383	NATIONAL AUSTRALIA BANK LTD.	694,465	1,248,233
17,346	NEWCREST MINING LTD.(b)	173,211	172,069
20,046	ORIGIN ENERGY LTD.	226,734	276,353
16,330	ORORA LTD.	16,762	21,943
416	PERPETUAL LTD.	7,027	18,586
2,468	RAMSAY HEALTH CARE LTD.	49,765	105,888
6,568	RECALL HOLDINGS LTD.(b)	24,961	29,604
7,202	RIO TINTO LTD.	402,208	402,782
22,469	SANTOS LTD.	244,511	302,129
99,326	SCENTRE GROUP(b)	196,796	299,710
5,884	SEEK LTD.	49,598	87,941
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	7,944
403,238	SLATER & GORDON LTD.	824,090	1,962,004
9,824	SONIC HEALTHCARE LTD.	79,849	160,537
34,990	STOCKLAND	132,304	128,016
20,662	SUNCORP GROUP LTD.	228,479	263,803
9,837	SYDNEY AIRPORT	33,263	39,144
8,477	TABCORP HOLDINGS LTD.	15,377	26,858
25,827	TATTS GROUP LTD.	65,548	79,636
50,353	TELSTRA CORP. LTD.	207,723	247,373
22,161	TOLL HOLDINGS LTD.	98,848	106,573
21,881	TRANSURBAN GROUP	88,365	152,475
499,429	WEBJET LTD.	2,066,472	1,139,665
15,826	WESFARMERS LTD.	589,127	624,384
42,659	WESTFIELD CORP.	159,704	287,611
59,259	WESTPAC BANKING CORP.	833,676	1,893,156
10,898	WOODSIDE PETROLEUM LTD.	352,178	422,046
22,832	WOOLWORTHS LTD.	435,292	758,267

See accompanying notes to the financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
6,982	WORLEYPARSONS LTD.	$108,974	114,622
		23,072,771	28,803,785	5.46%
Austria:
31,126	ANDRITZ A.G.	1,795,816	1,798,812
1,685	BUWOG A.G.(b)	30,804	32,556
5,146	ERSTE GROUP BANK A.G.	114,055	166,436
33,719	IMMOFINANZ A.G.(b)	87,282	119,122
1,383	OMV A.G.	50,806	62,493
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	105,641
313	STRABAG S.E. (BEARER)	5,505	9,847
19,070	TELEKOM AUSTRIA A.G.	124,529	186,444
1,368	VOESTALPINE A.G.	51,510	65,103
27,540	WIENERBERGER A.G.	212,598	461,954
		2,579,526	3,008,408	0.57%

Belgium:
9,207	AGEAS	143,296	367,309
13,822	ANHEUSER-BUSCH INBEV N.V.	502,521	1,587,930
10,910	BARCO N.V.	740,520	868,706
2,190	BELGACOM S.A.	49,577	72,675
1,645	COLRUYT S.A.	74,892	83,568
1,238	DELHAIZE GROUP S.A.	51,243	83,760
15,841	GROUPE BRUXELLES LAMBERT S.A.	1,332,249	1,646,136
4,347	KBC GROEP N.V.(b)	101,356	236,606
415	SOLVAY S.A., CLASS A	57,004	71,430
1,896	UCB S.A.	81,069	160,523
1,457	UMICORE S.A.	72,577	67,693
		3,206,304	5,246,336	1.00%

Brazil:
107,577	CETIP S.A. - MERCADOS ORGANIZADOS	1,331,159	1,531,250
13,600	CIA DE SANEAMENTO DE MINAS GERAIS - COPASA(b)	328,620	249,287
89,403	TOTVS S.A.	1,376,892	1,537,594
		3,036,671	3,318,131	0.63%
Canada:
31,400	AGF MANAGEMENT LTD., CLASS B	334,748	367,248
2,346	AGNICO EAGLE MINES LTD.	80,562	89,834
3,934	AGRIUM, INC.	176,472	360,385
4,900	ARC RESOURCES LTD.	108,943	149,197
7,049	ATHABASCA OIL CORP.(b)	47,354	50,602
10,306	BANK OF MONTREAL	623,553	758,957
17,922	BANK OF NOVA SCOTIA	896,716	1,194,856
6,533	BARRICK GOLD CORP.	120,410	119,633
3,479	BAYTEX ENERGY CORP.	151,408	160,574
1,071	BCE, INC.	45,345	48,579
12,732	BOMBARDIER, INC., CLASS B	50,302	44,984
13,183	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	202,867	580,791
11,740	CAE, INC.	85,345	153,592
11,081	CAMECO CORP.	198,977	217,352
49,900	CANACCORD GENUITY GROUP, INC.	261,393	574,735
6,440	CANADIAN IMPERIAL BANK OF COMMERCE	260,643	586,031
16,770	CANADIAN NATIONAL RAILWAY CO.	313,790	1,090,706
44,534	CANADIAN NATIONAL RAILWAY CO. (NEW YORK EXCHANGE)	1,966,254	2,895,601
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	912,825
4,722	CANADIAN OIL SANDS LTD.	97,388	107,003
3,976	CANADIAN PACIFIC RAILWAY LTD.	130,624	720,304
17,795	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	2,115,946	3,223,386
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	71,377
4,380	CENOVUS ENERGY, INC.	110,388	141,984
9,579	CGI GROUP, INC., CLASS A(b)	78,602	339,513
1,964	CI FINANCIAL CORP.	49,854	64,513
5,882	CRESCENT POINT ENERGY CORP.	190,849	260,681
675	DOLLARAMA, INC.	46,003	55,573
22,400	DOREL INDUSTRIES, INC., CLASS B	805,238	826,893

See accompanying notes to the financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
8,493	ENBRIDGE, INC.	$355,371	402,981
11,992	ENCANA CORP.	240,407	284,108
32,200	ENERFLEX LTD.	376,606	613,190
3,995	ENERPLUS CORP.	57,117	100,675
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	506,239
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	100,101
2,200	FINNING INTERNATIONAL, INC.	51,485	61,523
3,000	FIRST CAPITAL REALTY, INC.	51,131	52,350
6,854	FIRST QUANTUM MINERALS LTD.	123,021	146,580
3,100	FORTIS, INC.	105,357	94,332
1,695	FRANCO-NEVADA CORP.	78,995	97,295
19,600	GENWORTH MI CANADA, INC.	401,647	698,183
3,052	GILDAN ACTIVEWEAR, INC.	33,435	179,822
12,365	GOLDCORP, INC.	373,349	345,091
2,200	GREAT-WEST LIFECO, INC.	49,273	62,224
36,292	HOME CAPITAL GROUP, INC.	914,184	1,626,771
104,500	HUDBAY MINERALS, INC.	949,853	966,604
5,697	HUSKY ENERGY, INC.	144,766	183,983
14,262	IAMGOLD CORP.	78,431	58,676
2,500	IGM FINANCIAL, INC.	100,363	119,676
38,770	IMPERIAL OIL LTD.	1,637,757	2,043,051
2,780	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES, INC.	97,885	121,824
2,672	INTACT FINANCIAL CORP.	170,651	184,252
2,077	LOBLAW COS. LTD.	71,240	92,692
4,738	MAGNA INTERNATIONAL, INC.	61,549	510,010
28,359	MANULIFE FINANCIAL CORP.	338,337	563,698
1,369	METHANEX CORP.	12,561	84,638
1,000	METRO, INC.	54,328	61,825
42,654	MTY FOOD GROUP, INC.	1,302,880	1,207,208
24,900	MULLEN GROUP LTD.	563,002	716,862
3,816	NATIONAL BANK OF CANADA	142,523	161,859
11,280	NEW GOLD, INC.(b)	90,970	71,567
2,600	ONEX CORP.	105,376	160,866
3,282	OPEN TEXT CORP.	72,477	157,479
4,328	PAN AMERICAN SILVER CORP.	53,923	66,357
4,772	PEMBINA PIPELINE CORP.	40,530	205,316
19,434	PENGROWTH ENERGY CORP.	99,676	139,328
7,900	PENN WEST PETROLEUM LTD.	85,291	77,145
13,239	POTASH CORP. OF SASKATCHEWAN, INC.	356,548	503,480
4,200	POWER CORP. OF CANADA	105,623	116,705
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	66,573
10,807	ROGERS COMMUNICATIONS, INC., CLASS B	262,922	434,893
26,066	ROYAL BANK OF CANADA	866,758	1,863,375
2,400	SAPUTO, INC.	103,951	143,791
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	247,716
2,614	SILVER WHEATON CORP.	62,499	68,789
2,700	SNC-LAVALIN GROUP, INC.	100,003	142,003
11,810	SUN LIFE FINANCIAL, INC.	235,812	434,083
24,565	SUNCOR ENERGY, INC.	576,706	1,047,474
24,791	TALISMAN ENERGY, INC.	289,882	262,071
2,219	TECK RESOURCES LTD., CLASS B	62,551	50,658
7,587	TELUS CORP.(b)	157,622	282,775
4,489	TIM HORTONS, INC.	137,057	245,558
33,126	TORONTO-DOMINION BANK (THE)	671,143	1,705,273
1,800	TOURMALINE OIL CORP.(b)	51,783	94,905
3,818	TRANSALTA CORP.	60,803	46,802
8,206	TRANSCANADA CORP.	334,057	391,670
32,500	TRICAN WELL SERVICE LTD.	422,140	524,788
3,591	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	261,719	454,121
2,256	VERMILION ENERGY, INC.	83,841	156,982
19,653	YAMANA GOLD, INC.	186,540	161,711
		25,674,713	38,940,286	7.39%
China:
118,000	AAC TECHNOLOGIES HOLDINGS, INC.	407,781	768,102
9,650	BAIDU, INC. ADR(b)(d)	901,171	1,802,716
1,308,746	CHINA MEDICAL SYSTEM HOLDINGS LTD.	926,873	1,602,498

See accompanying notes to the financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont’d):
590,000	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	$344,567	330,383
716,000	DAPHNE INTERNATIONAL HOLDINGS LTD.	422,968	280,842
2,382,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(b)	469,113	780,641
984,300	SHENGUAN HOLDINGS GROUP LTD.	413,990	415,290
413,000	SINOMEDIA HOLDING LTD.	348,063	319,193
359,600	SPRINGLAND INTERNATIONAL HOLDINGS LTD.	179,225	142,441
1,354,000	SUN ART RETAIL GROUP LTD.	2,188,966	1,549,595
158,000	TENCENT HOLDINGS LTD.	1,089,166	2,409,630
4,317,728	XTEP INTERNATIONAL HOLDINGS LTD.	1,891,076	1,821,709
		9,582,959	12,223,040	2.32%
Denmark:
50	AP MOELLER - MAERSK A/S, CLASS A	46,408	117,634
120	AP MOELLER - MAERSK A/S, CLASS B	125,436	298,190
13,925	CARLSBERG A/S, CLASS B	1,152,063	1,499,952
48,735	CHR HANSEN HOLDING A/S	1,907,977	2,052,386
1,500	COLOPLAST A/S, CLASS B	27,666	135,651
13,100	DANSKE BANK A/S	138,182	370,275
200	FLSMIDTH & CO. A/S	6,013	11,174
10,729	ISS A/S(b)	361,386	383,260
68,510	NOVO NORDISK A/S ADR(d)	2,355,614	3,164,477
35,825	NOVO NORDISK A/S, CLASS B	714,442	1,648,851
50,507	NOVOZYMES A/S, CLASS B	1,407,733	2,533,304
2,600	PANDORA A/S	18,150	199,363
15,973	TDC A/S	107,272	165,308
3,250	TOPDANMARK A/S(b)	33,361	98,905
1,440	VESTAS WIND SYSTEMS A/S(b)	78,500	72,650
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	48,851
		8,531,099	12,800,231	2.43%
Finland:
59,010	AMER SPORTS OYJ	756,234	1,207,996
4,509	FORTUM OYJ	87,100	121,075
45,730	HUHTAMAKI OYJ	754,175	1,196,006
1,396	KESKO OYJ, CLASS B	30,705	55,186
4,902	KONE OYJ, CLASS B	86,493	204,591
1,849	METSO OYJ	47,784	70,056
11,359	NESTE OIL OYJ	110,935	221,643
61,900	NOKIA OYJ	203,584	468,721
2,240	NOKIAN RENKAAT OYJ	31,307	87,416
1,960	ORION OYJ, CLASS B	49,561	73,081
2,832	SAMPO OYJ, CLASS A	115,135	143,287
15,829	STORA ENSO OYJ (REGISTERED)	75,698	154,107
11,934	UPM-KYMMENE OYJ	99,928	203,938
1,849	VALMET OYJ	14,443	22,128
3,486	WARTSILA OYJ ABP	107,429	172,892
		2,570,511	4,402,123	0.83%
France:
2,714	ACCOR S.A.	79,809	141,181
3,200	AIR FRANCE-KLM(b)	22,485	40,321
5,972	AIR LIQUIDE S.A.	664,882	806,284
7,775	AIRBUS GROUP N.V.	200,963	521,030
40,600	ALCATEL-LUCENT(b)	165,772	144,988
3,171	ALSTOM S.A.	111,651	115,607
15,974	ARCELORMITTAL	233,322	236,887
1,165	ARKEMA S.A.	98,307	113,389
30,426	AXA S.A.	405,215	727,216
26,840	BENETEAU S.A.(b)	272,439	489,353
16,306	BNP PARIBAS S.A.	672,088	1,106,231
1,253	BOUYGUES S.A.	50,411	52,141
3,068	CAP GEMINI S.A.	111,959	218,873
10,544	CARREFOUR S.A.	248,258	388,957
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	288,647
994	CHRISTIAN DIOR S.A.	84,311	197,766
7,447	CIE DE ST-GOBAIN	248,952	420,175
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	406,727
16,517	CREDIT AGRICOLE S.A.	122,492	232,952

See accompanying notes to the financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
9,584	DANONE S.A.	$479,394	711,812
3,633	EDENRED	65,572	110,164
11,204	ELECTRICITE DE FRANCE S.A.	207,435	352,858
3,084	ESSILOR INTERNATIONAL S.A.	309,422	327,065
2,884	EURAZEO S.A.	104,289	239,905
3,160	EUTELSAT COMMUNICATIONS S.A.	100,178	109,797
16,706	GDF SUEZ	336,971	459,912
564	GECINA S.A.	51,331	82,248
13,307	GROUPE EUROTUNNEL S.A. (REGISTERED)	102,800	179,972
304	ILIAD S.A.	29,549	91,891
19,090	IPSOS	630,769	716,365
2,121	JCDECAUX S.A.	50,974	79,142
1,442	KERING	274,344	316,221
2,335	KLEPIERRE	57,367	118,988
4,713	LAFARGE S.A.	166,939	409,153
4,882	LEGRAND S.A.	111,114	298,716
4,633	L’OREAL S.A.	385,425	798,388
11,635	LVMH MOET HENNESSY LOUIS VUITTON S.A.	1,564,357	2,243,198
15,891	NATIXIS	49,085	101,878
34,547	ORANGE S.A.	364,836	545,193
3,500	PERNOD RICARD S.A.	239,500	420,307
12,969	PEUGEOT S.A.(b)	78,174	191,702
3,471	PUBLICIS GROUPE S.A.	251,099	294,391
1,096	REMY COINTREAU S.A.	83,290	100,836
5,954	RENAULT S.A.	173,471	538,330
2,444	REXEL S.A.	51,580	57,159
3,167	SAFRAN S.A.	153,480	207,353
18,977	SANOFI	1,105,722	2,015,932
11,344	SCHNEIDER ELECTRIC S.E.	504,223	1,067,917
278	SCHNEIDER ELECTRIC S.E.	8,839	26,272
1,813	SCOR S.E.	36,441	62,361
5,515	SES S.A.	114,220	209,182
457	SOCIETE BIC S.A.	49,235	62,527
11,367	SOCIETE GENERALE S.A.	395,442	595,433
50,802	SOCIETE TELEVISION FRANCAISE 1	593,885	832,324
4,976	SODEXO	270,432	535,211
11,303	SODEXO PRIME FIDELITE(b)	606,183	1,215,734
1,581	TECHNIP S.A.	161,403	172,951
36,579	TOTAL S.A.	1,846,777	2,643,625
1,808	UNIBAIL-RODAMCO S.E.	228,178	525,961
674	VALEO S.A.	91,950	90,528
2,466	VALLOUREC S.A.	112,672	110,435
17,297	VEOLIA ENVIRONNEMENT S.A.	184,022	329,574
7,810	VINCI S.A.	316,569	583,905
44,067	VIVENDI S.A.(b)	847,699	1,078,293
1,345	WENDEL S.A.	91,561	192,643
		18,184,977	29,102,477	5.52%
Germany:
3,492	ADIDAS A.G.	145,098	353,695
8,718	ALLIANZ S.E. (REGISTERED)	780,413	1,452,801
16,707	BASF S.E.	672,194	1,945,222
15,120	BAYER A.G. (REGISTERED)	808,915	2,135,599
5,125	BAYERISCHE MOTOREN WERKE A.G.	483,372	649,976
1,591	BEIERSDORF A.G.	86,858	153,959
435	BRENNTAG A.G.	47,835	77,732
37,145	CANCOM S.E.	1,776,083	1,904,043
7,652	CELESIO A.G.(b)	109,250	272,425
16,269	COMMERZBANK A.G.(b)	189,114	255,742
1,143	CONTINENTAL A.G.	96,818	264,738
26,370	CTS EVENTIM A.G. & CO. KGAA	390,118	752,680
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,652,071
12,096	DEUTSCHE BANK A.G. (REGISTERED)	415,527	425,588
13,828	DEUTSCHE BOERSE A.G.	735,468	1,073,218
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	70,016
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	644,718
48,143	DEUTSCHE TELEKOM A.G. (REGISTERED)	576,920	843,804
17,275	DMG MORI SEIKI A.G.	362,982	601,538

See accompanying notes to the financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
27,124	E.ON S.E.	$500,011	560,085
2,613	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	160,741	175,643
2,289	FRESENIUS S.E. & CO. KGAA	150,261	341,328
1,527	GEA GROUP A.G.	49,652	72,304
17,150	GERRESHEIMER A.G.	957,826	1,183,098
29,875	GRAND CITY PROPERTIES S.A.(b)	364,206	375,657
2,580	HANNOVER RUECK S.E.	110,106	232,493
3,952	HEIDELBERGCEMENT A.G.	143,515	337,297
1,156	HENKEL A.G. & CO. KGAA	99,438	116,344
2,600	HOCHTIEF A.G.	108,936	225,039
387	HUGO BOSS A.G.	50,390	57,841
21,437	INFINEON TECHNOLOGIES A.G.	117,250	267,970
1,800	K+S A.G. (REGISTERED)	50,566	59,191
41,130	KLOECKNER & CO. S.E.(b)	452,627	620,075
1,013	LANXESS A.G.	69,793	68,377
4,200	LEONI A.G.	233,895	334,252
2,743	LINDE A.G.	475,408	583,305
465	MAN S.E.	50,636	57,464
2,050	MERCK KGAA	86,079	177,940
1,559	METRO A.G.(b)	48,976	67,949
4,041	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	512,591	895,848
2,502	OSRAM LICHT A.G.(b)	92,424	126,196
1,489	PROSIEBENSAT.1 MEDIA A.G. (REGISTERED)	25,180	66,335
2,770	RATIONAL A.G.	702,746	895,328
686	RTL GROUP S.A.	86,514	76,312
6,701	RWE A.G.	216,363	287,795
1,130	SALZGITTER A.G.	50,070	47,564
17,263	SAP A.G.	695,154	1,333,196
15,179	SIEMENS A.G. (REGISTERED)	992,308	2,004,675
7,661	THYSSENKRUPP A.G.(b)	152,398	223,336
7,071	TUI A.G.	57,697	119,093
483	VOLKSWAGEN A.G.	48,103	124,867
		16,424,989	27,643,762	5.24%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS
	ORGANIZATION S.A.(b)	54,075	99,763
20,281	JUMBO S.A.(b)	123,759	332,138
3,968	OPAP S.A.	51,161	70,634
		228,995	502,535	0.10%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,107,631
16,600	BANK OF EAST ASIA LTD.	71,196	68,860
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	238,972
11,504,621	BONJOUR HOLDINGS LTD.	1,486,754	1,796,113
28,000	CHEUNG KONG HOLDINGS LTD.	277,057	496,749
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	68,964
36,500	CLP HOLDINGS LTD.	253,113	299,520
27,800	ESPRIT HOLDINGS LTD.	35,637	39,456
26,000	GALAXY ENTERTAINMENT GROUP LTD.	67,404	207,989
433,522	HAIER ELECTRONICS GROUP CO. LTD.	821,346	1,132,693
44,000	HANG LUNG PROPERTIES LTD.	116,126	135,683
18,600	HANG SENG BANK LTD.	228,767	303,824
15,730	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	92,041
25,300	HONG KONG & CHINA GAS CO. LTD.	52,929	55,363
8,700	HONG KONG EXCHANGES AND CLEARING LTD.	143,468	162,205
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	201
41,000	HUTCHISON WHAMPOA LTD.	238,015	560,745
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	56,204
13,500	KERRY LOGISTICS NETWORK LTD.	28,209	21,320
27,000	KERRY PROPERTIES LTD.	90,767	94,408
84,000	LI & FUNG LTD.	101,052	124,422
40,500	LINK REIT (THE)	84,196	217,905
100,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	336,416	292,888
26,800	MGM CHINA HOLDINGS LTD.	51,645	93,017
891,000	MIE HOLDINGS CORP.	212,626	164,395

See accompanying notes to the financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
30,500	MTR CORP. LTD.	$88,703	117,468
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,135	61,452
43,500	NWS HOLDINGS LTD.	52,824	80,709
1,578,300	PAX GLOBAL TECHNOLOGY LTD.(b)	531,041	1,036,533
190,000	PCCW LTD.	77,805	113,259
10,718,713	PICO FAR EAST HOLDINGS LTD.	2,978,417	2,489,379
3,130,406	PORTS DESIGN LTD.	2,357,812	1,413,659
24,000	POWER ASSETS HOLDINGS LTD.	139,091	209,796
20,209,912	REXLOT HOLDINGS LTD.	1,909,355	2,372,912
48,000	SANDS CHINA LTD.	128,061	362,614
22,000	SHANGRI-LA ASIA LTD.	29,501	34,460
1,001,600	SINO BIOPHARMACEUTICAL LTD.	873,766	811,577
59,400	SINO LAND CO. LTD.	80,601	97,794
566,000	SITOY GROUP HOLDINGS LTD.	361,652	345,425
25,000	SJM HOLDINGS LTD.	52,349	62,642
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	695,293
26,000	SUN HUNG KAI PROPERTIES LTD.	310,693	356,601
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	233,872
17,800	SWIRE PROPERTIES LTD.	50,632	52,019
415,000	TECHTRONIC INDUSTRIES CO.	776,722	1,330,609
3,000	TELEVISION BROADCASTS LTD.	9,222	19,489
708,000	VALUE PARTNERS GROUP LTD.	442,082	474,107
84,300	VTECH HOLDINGS LTD.	996,749	1,120,316
14,000	WHARF HOLDINGS LTD.	111,765	100,795
19,000	WHEELOCK & CO. LTD.	30,489	79,306
30,000	WYNN MACAU LTD.	50,423	117,671
582,000	YINGDE GASES GROUP CO. LTD.	583,170	631,531
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	50,223
		19,660,514	22,703,079	4.31%
Ireland:
10,803	ACCENTURE PLC, CLASS A	368,730	873,314
329,197	BANK OF IRELAND(b)	119,783	111,340
60,072	COVIDIEN PLC	2,703,929	5,417,293
14,894	CRH PLC	217,633	382,190
11,888	EXPERIAN PLC	196,535	201,010
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	152,338
1,645	KERRY GROUP PLC, CLASS A	100,185	123,549
15,535	PERRIGO CO. PLC	1,989,532	2,264,422
9,299	SHIRE PLC	267,371	727,284
38,703	UBM PLC	411,567	440,803
		6,480,489	10,693,543	2.03%
Israel:
21,030	BANK HAPOALIM B.M.	80,002	121,590
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	84,968
217	DELEK GROUP LTD.	52,364	89,797
6,042	ISRAEL CHEMICALS LTD.	49,265	51,766
181,982	MAGIC SOFTWARE ENTERPRISES LTD.	1,333,108	1,363,045
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	76,306
1,494	NICE SYSTEMS LTD.	50,675	61,040
12,836	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	495,591	672,863
		2,189,381	2,521,375	0.48%
Italy:
56,711	AMPLIFON S.P.A.	248,331	356,589
18,467	ASSICURAZIONI GENERALI S.P.A.	269,601	404,843
5,758	ATLANTIA S.P.A.	117,756	164,154
86,585	AZIMUT HOLDING S.P.A.	1,081,483	2,231,315
124,173	BANCA MONTE DEI PASCHI DI SIENA S.P.A.(b)	250,145	240,593
8,137	BANCO POPOLARE SC(b)	144,387	134,038
57,599	ENEL GREEN POWER S.P.A.	98,098	163,104
95,489	ENEL S.P.A.	357,926	556,224
49,857	ENI S.P.A.	958,264	1,364,018
3,610	EXOR S.P.A.	90,616	148,246
10,222	FIAT S.P.A.(b)	27,207	100,918
10,070	FINMECCANICA S.P.A.(b)	50,331	95,763
177,988	INTESA SANPAOLO S.P.A.	307,053	549,830
18,185	INTESA SANPAOLO S.P.A. (RSP)	53,136	48,357
2,826	LUXOTTICA GROUP S.P.A.	118,626	163,570

See accompanying notes to the financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
19,749	MARR S.P.A.	$315,231	368,857
5,176	MEDIOBANCA S.P.A.(b)	52,251	51,597
25,272	MEDIOLANUM S.P.A.	87,322	194,826
2,801	PRYSMIAN S.P.A.	56,504	63,284
2,549	SAIPEM S.P.A.(b)	53,855	68,760
57,530	SNAM S.P.A.	249,716	346,613
214,771	SORIN S.P.A.(b)	634,461	630,520
111,427	TELECOM ITALIA S.P.A.(b)	150,893	141,134
7,497	TENARIS S.A.	100,710	176,569
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	182,773
67,174	UNICREDIT S.P.A.	347,501	562,466
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	219,318
		6,455,146	9,728,279	1.85%
Japan:
1,400	ABC-MART, INC.	51,583	74,903
30,200	ADERANS CO. LTD.	398,005	473,398
14,200	AEON CO. LTD.	162,360	174,653
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	164,737
1,210	AEON MALL CO. LTD.	23,091	31,879
2,300	AISIN SEIKI CO. LTD.	37,584	91,496
17,000	AJINOMOTO CO., INC.	136,093	266,482
1,300	ALFRESA HOLDINGS CORP.	50,794	83,796
2,000	AMADA CO. LTD.	10,582	20,335
18,000	AOZORA BANK LTD.	51,121	59,168
36,100	ASAHI CO. LTD.	561,894	519,914
16,000	ASAHI GLASS CO. LTD.	97,913	94,290
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	175,786
31,000	ASAHI KASEI CORP.	147,138	237,155
63,100	ASICS CORP.	874,881	1,471,845
37,000	ASTELLAS PHARMA, INC.	236,149	486,126
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	35,122
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	212,931
3,000	BENESSE HOLDINGS, INC.	114,910	130,152
13,800	BRIDGESTONE CORP.	205,726	482,908
5,200	BROTHER INDUSTRIES LTD.	38,445	90,084
20,100	CANON, INC.	672,638	653,962
16,600	CAPCOM CO. LTD.	276,543	281,350
3,800	CASIO COMPUTER CO. LTD.	51,908	55,140
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	385,124
15,000	CHIBA BANK (THE) LTD.	81,968	105,868
7,800	CHUBU ELECTRIC POWER CO., INC.(b)	102,883	96,937
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	126,820
4,000	CHUGOKU BANK (THE) LTD.	53,626	61,517
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	81,720	70,938
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	61,996
40,536	CREDIT SAISON CO. LTD.	518,677	843,491
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	62,662
11,000	DAIDO STEEL CO. LTD.	45,649	56,246
17,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	222,759	260,673
6,000	DAIICHI SANKYO CO. LTD.	96,542	111,939
4,500	DAIKIN INDUSTRIES LTD.	124,473	283,935
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	141,079
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	207,295
25,000	DAIWA SECURITIES GROUP, INC.	96,011	216,426
8,200	DENSO CORP.	185,234	391,363
2,800	DENTSU, INC.	46,871	114,012
48,000	DESCENTE LTD.	278,723	430,226
13,000	DOWA HOLDINGS CO. LTD.	55,385	122,679
7,000	EAST JAPAN RAILWAY CO.	392,789	551,335
3,400	EISAI CO. LTD.	112,861	142,437
2,400	ELECTRIC POWER DEVELOPMENT CO. LTD.	71,894	77,943
1,800	FAMILYMART CO. LTD.	52,590	77,558
14,000	FANUC CORP.	2,014,204	2,414,293
1,100	FAST RETAILING CO. LTD.	136,395	361,907
21,000	FUJI ELECTRIC CO. LTD.	51,969	99,502
8,000	FUJI HEAVY INDUSTRIES LTD.	84,767	221,509
8,800	FUJIFILM HOLDINGS CORP.	165,274	245,398

See accompanying notes to the financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
44,000	FUJITSU LTD.	$171,664	329,658
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	53,097
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	67,914
6,500	GREE, INC.	69,594	56,976
12,000	GS YUASA CORP.	47,814	76,403
7,000	GUNGHO ONLINE ENTERTAINMENT, INC.	50,683	45,190
6,000	GUNMA BANK (THE) LTD.	31,571	35,477
1,500	HAMAMATSU PHOTONICS K.K.	52,686	73,590
11,000	HANKYU HANSHIN HOLDINGS, INC.	51,221	62,761
3,000	HINO MOTORS LTD.	42,968	41,311
500	HIROSE ELECTRIC CO. LTD.	48,402	74,281
7,000	HIROSHIMA BANK (THE) LTD.	26,154	33,444
95,000	HITACHI LTD.	295,895	695,820
6,000	HITACHI METALS LTD.	45,405	90,854
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	73,427
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	96,776
28,800	HONDA MOTOR CO. LTD.	780,069	1,005,534
5,300	HOYA CORP.	112,594	176,100
3,800	HULIC CO. LTD.	52,207	50,076
3,800	IBIDEN CO. LTD.	71,559	76,521
1,200	IDEMITSU KOSAN CO. LTD.	23,804	26,072
20,000	IHI CORP.	52,673	93,184
15,600	INPEX CORP.	192,488	237,145
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	127,694
17,000	ISUZU MOTORS LTD.	108,047	112,433
27,200	ITOCHU CORP.	291,860	349,313
5,000	IYO BANK (THE) LTD.	43,448	50,540
8,000	J FRONT RETAILING CO. LTD.	31,099	56,147
3,500	JAPAN EXCHANGE GROUP, INC.	56,090	86,200
1,500	JAPAN PETROLEUM EXPLORATION CO.	54,111	62,559
10	JAPAN REAL ESTATE INVESTMENT CORP.	52,344	58,240
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	74,206
13,100	JAPAN TOBACCO, INC.	375,868	477,551
6,000	JFE HOLDINGS, INC.	94,802	123,844
4,000	JGC CORP.	53,048	121,534
12,000	JOYO BANK (THE) LTD.	54,056	63,965
3,100	JSR CORP.	39,530	53,184
5,000	JTEKT CORP.	36,670	84,251
29,200	JX HOLDINGS, INC.	150,765	156,225
7,000	KAJIMA CORP.	15,004	30,956
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	169,686
2,000	KANSAI PAINT CO. LTD.	10,449	33,424
50,213	KAO CORP.	1,250,440	1,976,203
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	133,360
9,954	KDDI CORP.	239,416	607,135
24,800	KEIHIN CORP.	308,810	394,137
13,000	KEIKYU CORP.	95,310	116,776
5,000	KEIO CORP.	28,322	39,287
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	49,800
981	KEYENCE CORP.	180,512	427,968
6,000	KIKKOMAN CORP.	52,867	124,969
35,000	KINTETSU CORP.	106,062	127,486
10,000	KIRIN HOLDINGS CO. LTD.	103,112	144,415
19,300	KOBAYASHI PHARMACEUTICAL CO. LTD.	1,039,320	1,225,004
15,400	KOMATSU LTD.	339,281	357,542
2,300	KONAMI CORP.	50,313	50,834
7,000	KONICA MINOLTA, INC.	53,139	69,167
21,000	KUBOTA CORP.	129,773	297,675
4,300	KURITA WATER INDUSTRIES LTD.	96,931	99,621
5,400	KYOCERA CORP.	198,000	256,287
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	67,667
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	73,210
2,800	LAWSON, INC.	120,035	210,059
4,200	LIXIL GROUP CORP.	71,097	113,349
1,000	MAKITA CORP.	48,587	61,794
24,000	MARUBENI CORP.	173,505	175,549
6,500	MARUI GROUP CO. LTD.	32,287	62,430
57,000	MAZDA MOTOR CORP.	95,886	267,262

See accompanying notes to the financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	$43,060	44,934
1,700	MEIJI HOLDINGS CO. LTD.	54,895	112,601
33,800	MEITEC CORP.	760,894	1,054,321
1,800	MIRACA HOLDINGS, INC.	71,311	87,242
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	177,286
25,200	MITSUBISHI CORP.	378,464	524,124
32,000	MITSUBISHI ELECTRIC CORP.	244,114	394,847
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	666,571
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	108,741
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	355,599
4,000	MITSUBISHI LOGISTICS CORP.	45,017	59,898
18,000	MITSUBISHI MATERIALS CORP.	47,129	63,077
9,400	MITSUBISHI MOTORS CORP.	94,685	103,738
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	56,903
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,474,879
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	155,116
29,600	MITSUI & CO. LTD.	306,203	474,512
37,000	MITSUI CHEMICALS, INC.	87,469	101,170
14,000	MITSUI FUDOSAN CO. LTD.	364,288	472,079
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,558
12,000	MITSUI OSK LINES LTD.	47,398	44,657
358,420	MIZUHO FINANCIAL GROUP, INC.	616,962	735,910
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	200,002
3,600	MURATA MANUFACTURING CO. LTD.	162,615	336,919
27,000	NEC CORP.	70,167	86,087
5,000	NGK INSULATORS LTD.	63,090	113,519
3,000	NGK SPARK PLUG CO. LTD.	28,359	84,636
6,000	NH FOODS LTD.	72,315	117,210
3,000	NIDEC CORP.	70,097	184,078
12,069	NIFCO, INC.	270,359	402,677
6,000	NIKON CORP.	75,728	94,467
1,800	NINTENDO CO. LTD.	172,120	215,439
22	NIPPON BUILDING FUND, INC.	90,970	128,562
17,000	NIPPON EXPRESS CO. LTD.	60,747	82,395
123,535	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	395,097
7,600	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	473,983
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	41,785
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	77,736
36,300	NISSAN MOTOR CO. LTD.	335,335	344,349
7,700	NISSHIN SEIFUN GROUP, INC.	78,577	91,894
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	61,715
13,900	NISSIN KOGYO CO. LTD.	186,052	275,654
2,700	NITORI HOLDINGS CO. LTD.	87,310	147,653
3,200	NITTO DENKO CORP.	77,639	149,947
5,700	NKSJ HOLDINGS, INC.	114,918	153,493
72,300	NOMURA HOLDINGS, INC.	256,136	511,713
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	85,020
17,800	NORTH PACIFIC BANK LTD.	49,457	76,784
7,000	NSK LTD.	50,459	91,002
1,400	NTT DATA CORP.	36,520	53,758
20,300	NTT DOCOMO, INC.	301,036	347,067
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	73,145
12,000	OBAYASHI CORP.	48,665	85,642
4,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	30,548	38,498
5,100	OLYMPUS CORP.(b)	71,174	175,697
2,000	OMRON CORP.	50,016	84,300
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	114,466
8,000	ONWARD HOLDINGS CO. LTD.	54,094	57,411
1,200	ORIENTAL LAND CO. LTD.	113,097	205,577
10,700	ORIX CORP.	118,187	177,339
37,000	OSAKA GAS CO. LTD.	121,878	155,590
4,200	OTSUKA HOLDINGS CO. LTD.	115,946	130,181
33,300	PANASONIC CORP.	217,151	405,629
2,600	PARK24 CO. LTD.	51,627	47,275
211,586	PRESTIGE INTERNATIONAL, INC.	1,493,211	1,927,781
15,200	RAKUTEN, INC.	97,714	196,405
23,400	RESONA HOLDINGS, INC.	97,985	136,282
10,000	RICOH CO. LTD.	94,506	119,145

See accompanying notes to the financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
1,200	RINNAI CORP.	$52,047	115,848
1,500	ROHM CO. LTD.	51,836	86,027
7,500	SANKYO CO. LTD.	383,433	288,362
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	146,291
13,720	SBI HOLDINGS, INC.	111,165	167,936
3,400	SECOM CO. LTD.	133,812	207,749
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	80,660
1,800	SEIKO EPSON CORP.	55,145	76,581
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	150,526
6,000	SEKISUI HOUSE LTD.	44,394	82,266
8,100	SERIA CO. LTD.	125,942	372,198
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	539,267
41,000	SHARP CORP.(b)	105,611	131,533
4,900	SHIKOKU ELECTRIC POWER CO., INC.(b)	52,495	68,393
4,000	SHIMADZU CORP.	25,419	36,681
1,000	SHIMAMURA CO. LTD.	61,206	98,317
1,500	SHIMANO, INC.	58,204	166,428
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	504,530
41,600	SHINKO PLANTECH CO. LTD.	342,251	325,638
25,000	SHINSEI BANK LTD.	51,465	56,266
4,000	SHIONOGI & CO. LTD.	67,679	83,471
5,900	SHISEIDO CO. LTD.	88,706	107,569
7,000	SHIZUOKA BANK (THE) LTD.	65,240	75,663
900	SMC CORP.	106,941	240,847
16,100	SOFTBANK CORP.	319,621	1,198,779
14,400	SONY CORP.	173,384	239,088
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	75,053
22,200	SQUARE ENIX HOLDINGS CO. LTD.	278,007	392,918
61,002	STANLEY ELECTRIC CO. LTD.	917,514	1,590,309
7,000	SUMCO CORP.	47,761	64,123
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	94,517
21,300	SUMITOMO CORP.	207,214	287,630
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	184,270
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	57,095
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	146,143
26,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	824,716	1,105,983
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	325,912
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	257,460
67,200	SUMITOMO RUBBER INDUSTRIES LTD.	817,767	969,808
5,800	SUZUKI MOTOR CORP.	104,611	181,663
63,000	SYSMEX CORP.	1,452,391	2,366,270
7,700	T&D HOLDINGS, INC.	97,474	104,663
13,000	TAIHEIYO CEMENT CORP.	27,372	52,357
11,000	TAISEI CORP.	19,821	60,915
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	43,769
10,000	TAKASHIMAYA CO. LTD.	63,872	97,034
8,700	TAKEDA PHARMACEUTICAL CO. LTD.	318,723	403,547
1,100	TDK CORP.	52,815	51,577
29,000	TEIJIN LTD.	67,529	72,711
5,200	TERUMO CORP.	95,419	116,263
2,000	THK CO. LTD.	29,290	47,145
14,000	TOBU RAILWAY CO. LTD.	67,422	73,244
1,000	TOHO CO. LTD.	13,412	23,454
17,000	TOHO GAS CO. LTD.	81,221	93,470
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	84,505
19,100	TOKAI RIKA CO. LTD.	279,165	383,489
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	473,627
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	89,978
4,300	TOKYO ELECTRON LTD.	191,374	290,671
40,000	TOKYO GAS CO. LTD.	151,969	233,750
6,000	TOKYO TATEMONO CO. LTD.	56,308	55,496
25,000	TOKYU CORP.	103,448	177,188
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	181,403
4,000	TONENGENERAL SEKIYU K.K.	37,796	37,984
17,000	TORAY INDUSTRIES, INC.	70,413	111,761
80,000	TOSHIBA CORP.	245,424	373,525
6,000	TOTO LTD.	30,029	80,845
3,000	TOYO SUISAN KAISHA LTD.	74,690	92,542

See accompanying notes to the financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,000	TOYOTA INDUSTRIES CORP.	$101,266	206,505
46,700	TOYOTA MOTOR CORP.	1,595,727	2,804,627
1,900	TOYOTA TSUSHO CORP.	17,167	54,634
2,500	TREND MICRO, INC.	74,501	82,301
22,200	TSUMURA & CO.	512,417	523,526
24,596	TSURUHA HOLDINGS, INC.	904,437	1,357,205
8,000	UBE INDUSTRIES LTD.	13,963	13,899
2,600	UNICHARM CORP.	68,794	154,940
17,500	UNIPRES CORP.	363,607	420,636
34	UNITED URBAN INVESTMENT CORP.	52,061	54,874
6,500	USHIO, INC.	68,874	83,732
4,900	USS CO. LTD.	56,003	83,630
4,100	WEST JAPAN RAILWAY CO.	134,756	180,504
23,600	YAHOO JAPAN CORP.	62,283	109,025
1,300	YAKULT HONSHA CO. LTD.	22,252	65,831
27,200	YAMADA DENKI CO. LTD.	102,434	96,927
4,800	YAMAHA MOTOR CO. LTD.	48,849	82,586
3,100	YAMATO HOLDINGS CO. LTD.	48,197	64,231
1,600	YAMATO KOGYO CO. LTD.	50,862	46,908
4,000	YAMAZAKI BAKING CO. LTD.	44,679	49,948
5,000	YASKAWA ELECTRIC CORP.	48,018	60,560
		47,346,287	69,185,046	13.12%
Mexico:
7,695	FRESNILLO PLC	109,038	114,836
520,519	WAL-MART DE MEXICO S.A.B. DE C.V., SERIES V	1,588,759	1,392,223
		1,697,797	1,507,059	0.29%
Netherlands:
32,780	AALBERTS INDUSTRIES N.V.	612,434	1,070,298
26,780	ACCELL GROUP	446,234	515,945
34,297	AEGON N.V.	128,398	299,341
4,340	AKZO NOBEL N.V.	184,408	325,366
685	ALTICE S.A.(b)	52,206	47,724
27,380	ARCADIS N.V.	647,390	943,659
8,054	ASML HOLDING N.V.	131,659	750,038
26,754	ASML HOLDING N.V. (REGISTERED)	1,631,514	2,495,346
10,564	CORE LABORATORIES N.V.	1,114,056	1,764,822
1,094	CORIO N.V.	43,642	55,876
3,045	DELTA LLOYD N.V.	50,618	77,303
1,259	FUGRO N.V. - CVA	70,525	72,087
768	GEMALTO N.V.	50,382	79,608
965	HEINEKEN HOLDING N.V.	23,862	63,446
3,662	HEINEKEN N.V.	128,663	262,904
226,816	ING GROEP N.V. - CVA(b)	1,946,976	3,186,542
12,511	KONINKLIJKE AHOLD N.V.	152,129	234,870
2,539	KONINKLIJKE DSM N.V.	86,313	184,923
51,375	KONINKLIJKE KPN N.V.(b)	108,346	187,195
24,966	KONINKLIJKE PHILIPS N.V.	456,529	792,259
1,765	KONINKLIJKE VOPAK N.V.	97,890	86,280
1,395	OCI N.V.(b)	50,711	54,440
9,716	QIAGEN N.V.(b)	139,904	235,483
3,238	RANDSTAD HOLDING N.V.	99,928	175,534
17,673	REED ELSEVIER N.V.	197,590	405,344
64,046	ROYAL DUTCH SHELL PLC, CLASS A	1,771,613	2,650,877
46,609	ROYAL DUTCH SHELL PLC, CLASS B	1,125,077	2,028,067
48,305	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,678,661	2,259,708
64,747	TNT EXPRESS N.V.	486,647	586,030
23,790	UNILEVER N.V. - CVA	768,995	1,040,955
31,070	USG PEOPLE N.V.	245,533	472,666
6,193	WOLTERS KLUWER N.V.	101,075	183,339
52,400	YANDEX N.V., CLASS A(b)	1,384,923	1,867,536
1,188	ZIGGO N.V.	50,621	54,935
		16,265,452	25,510,746	4.84%
New Zealand:
15,912	AUCKLAND INTERNATIONAL AIRPORT LTD.	48,078	54,334
11,811	CONTACT ENERGY LTD.	51,688	54,911
7,321	FLETCHER BUILDING LTD.	51,323	56,471

See accompanying notes to the financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
New Zealand (Cont’d):
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	$49,428	62,899
37,843	TELECOM CORP. OF NEW ZEALAND LTD.	73,138	88,798
		273,655	317,413	0.06%
Norway:
69,858	AKER SOLUTIONS ASA	1,092,021	1,214,060
13,773	DNB ASA	87,874	251,935
12,002	FRED OLSEN ENERGY ASA	342,646	340,463
3,900	KVAERNER ASA	6,507	8,011
21,490	NORSK HYDRO ASA	82,180	115,020
101,488	ORKLA ASA	693,755	904,215
12,350	SCHIBSTED ASA	474,812	643,287
5,278	SEADRILL LTD.	104,057	209,353
21,587	STATOIL ASA	418,607	663,040
11,360	TELENOR ASA	229,860	258,727
47,000	TGS NOPEC GEOPHYSICAL CO. ASA	1,255,821	1,502,596
85,000	TOMRA SYSTEMS ASA	703,315	691,491
4,000	YARA INTERNATIONAL ASA	109,527	200,396
		5,600,982	7,002,594	1.33%
Philippines:
345,644	METROPOLITAN BANK & TRUST CO.	591,567	692,080
		591,567	692,080	0.13%
Poland:
12,594	EUROCASH S.A.	160,973	166,751
		160,973	166,751	0.03%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	103,187
10,080	GALP ENERGIA SGPS S.A.	157,855	184,678
58,030	JERONIMO MARTINS SGPS S.A.	975,111	954,718
25,788	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	118,941	94,493
		1,300,436	1,337,076	0.25%
Russia:
510	X5 RETAIL GROUP N.V. GDR (REGISTERED)(b)	8,769	11,011
20,770	X5 RETAIL GROUP N.V. GDR (REGISTERED) (LONDON EXCHANGE)(b)	352,644	448,424
		361,413	459,435	0.09%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,637	57,182
39,500	CAPITALAND LTD.	75,674	101,371
36,000	CAPITAMALL TRUST	34,133	57,022
11,000	CITY DEVELOPMENTS LTD.	71,096	90,248
32,000	COMFORTDELGRO CORP. LTD.	49,631	64,159
34,000	DBS GROUP HOLDINGS LTD.	221,626	456,733
22,000	FRASER AND NEAVE LTD.	7,411	53,461
44,000	FRASERS CENTREPOINT LTD.	52,608	65,458
130,000	GLOBAL LOGISTIC PROPERTIES LTD.	203,681	281,498
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	70,992
28,000	KEPPEL CORP. LTD.	105,334	242,297
7,840	KEPPEL REIT MANAGEMENT LTD.	3,257	8,048
26,000	OVERSEA-CHINESE BANKING CORP. LTD.	206,011	199,134
17,000	SEMBCORP INDUSTRIES LTD.	31,827	73,214
22,000	SEMBCORP MARINE LTD.	32,803	72,339
12,000	SINGAPORE AIRLINES LTD.	70,334	99,800
31,000	SINGAPORE EXCHANGE LTD.	139,131	172,788
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	86,952
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,624	63,999
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	524,902
16,000	STARHUB LTD.	54,214	53,509
24,000	UNITED OVERSEAS BANK LTD.	333,181	433,459
15,000	UOL GROUP LTD.	49,917	78,433
		2,271,100	3,406,998	0.65%
South Africa:
77,786	SHOPRITE HOLDINGS LTD.	1,596,359	1,126,379
191,900	WOOLWORTHS HOLDINGS LTD.	1,289,380	1,410,154
		2,885,739	2,536,533	0.48%

See accompanying notes to the financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea:
5,245	BINGGRAE CO. LTD.	$488,445	448,401
56,830	BS FINANCIAL GROUP, INC.	621,230	836,892
5,842	DAUM COMMUNICATIONS CORP.	446,130	675,543
50,050	DGB FINANCIAL GROUP, INC.	625,621	749,415
22,930	HALLA VISTEON CLIMATE CONTROL CORP.	481,495	1,037,946
5,243	HYUNDAI MIPO DOCKYARD	581,800	759,142
68,521	KGINICIS CO. LTD.	1,234,753	761,871
17,106	KIA MOTORS CORP.	806,018	956,908
6,353	KIWOOM SECURITIES CO. LTD.	349,706	262,772
8,630	KOREA INVESTMENT HOLDINGS CO. LTD.	309,155	342,880
1,343	SAMSUNG ELECTRONICS CO. LTD.	1,732,944	1,754,740
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	710,111
		8,192,617	9,296,621	1.76%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	102,995	180,522
1,260	ACCIONA S.A.	78,312	112,698
7,760	ACERINOX S.A.	95,129	137,497
5,299	AMADEUS IT HOLDING S.A., CLASS A	128,321	218,548
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	787,415	1,314,974
41,342	BANCO DE SABADELL S.A.	106,298	141,071
19,444	BANCO POPULAR ESPANOL S.A.	75,512	129,928
182,443	BANCO SANTANDER S.A.	1,267,967	1,906,120
98,076	BANKIA S.A.(b)	167,891	190,162
27,341	CAIXABANK S.A.	92,783	168,733
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	663,876
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	47,567	89,310
7,427	ENAGAS S.A.	138,558	238,990
3,362	FERROVIAL S.A.	50,676	74,877
13,148	GAS NATURAL SDG S.A.	203,530	415,252
1,818	GRIFOLS S.A.	52,706	99,364
60,806	IBERDROLA S.A.	298,760	464,850
17,462	INDITEX S.A.	2,377,165	2,687,565
49,976	MAPFRE S.A.	136,152	199,206
21,941	MELIA HOTELS INTERNATIONAL S.A.	146,843	269,343
3,172	RED ELECTRICA CORP. S.A.	137,295	290,141
19,639	REPSOL S.A.	379,635	517,934
8,036	TECNICAS REUNIDAS S.A.	388,496	497,092
62,394	TELEFONICA S.A.	864,770	1,069,660
4,021	ZARDOYA OTIS S.A.	46,860	71,577
		8,817,137	12,149,290	2.30%
Sweden:
7,400	ASSA ABLOY AB, CLASS B	89,466	376,559
11,337	ATLAS COPCO AB, CLASS A	121,649	327,645
6,368	ATLAS COPCO AB, CLASS B	78,834	170,123
34,110	DUNI AB	300,088	536,036
8,524	ELECTROLUX AB, CLASS B	113,200	215,602
8,575	ELEKTA AB, CLASS B	104,728	109,088
15,793	HENNES & MAURITZ AB, CLASS B	349,564	690,193
3,700	HEXAGON AB, CLASS B	56,830	119,281
17,500	HUSQVARNA AB, CLASS B	64,201	136,065
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	197,559
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	127,874
11,800	INVESTOR AB, CLASS B	161,782	442,750
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	95,717
41,436	NORDEA BANK AB	232,747	584,807
13,730	ORIFLAME COSMETICS S.A. SDR	453,020	319,950
23,773	SANDVIK AB	201,678	324,846
15,868	SECURITAS AB, CLASS B	125,722	188,211
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	558,664
2,800	SKANSKA AB, CLASS B	23,703	63,907
5,793	SKF AB, CLASS B	143,420	147,826
5,400	SSAB AB, CLASS A(b)	48,129	50,229
80,905	SVENSKA CELLULOSA AB S.C.A., CLASS B	1,643,443	2,108,128
11,896	SVENSKA HANDELSBANKEN AB, CLASS A	264,804	582,377
6,826	SWEDBANK AB, CLASS A	151,759	181,031
3,023	SWEDISH MATCH AB	101,559	104,966

See accompanying notes to the financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
9,481	TELE2 AB, CLASS B	$115,918	111,674
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	709,637
36,666	TELIASONERA AB	193,138	267,852
21,000	VOLVO AB, CLASS B	127,847	289,312
		6,215,248	10,137,909	1.92%
Switzerland:
44,424	ABB LTD. (REGISTERED)(b)	619,065	1,022,934
25,512	ACE LTD.	2,060,085	2,645,594
1,367	ACTELION LTD. (REGISTERED)(b)	52,159	172,956
19,310	ADECCO S.A. (REGISTERED)(b)	835,700	1,589,569
2,059	ARYZTA A.G.(b)	50,704	195,034
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	57,034
93	BANQUE CANTONALE VAUDOISE (REGISTERED)	50,737	50,705
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	119,576
8,167	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	550,611	856,946
3,112	COCA-COLA HBC A.G. - CDI(b)	71,422	71,473
18,838	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	467,080	538,714
1,115	GEBERIT A.G. (REGISTERED)	110,661	391,407
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	233,491
189,200	GLENCORE PLC	736,586	1,054,121
4,025	HOLCIM LTD. (REGISTERED)(b)	183,971	353,799
4,134	JULIUS BAER GROUP LTD.(b)	87,890	170,432
41	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	59,775	208,699
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	185,318
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,534	589,477
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	97,610
89,357	NESTLE S.A. (REGISTERED)	3,474,052	6,922,447
40,470	NOBEL BIOCARE HOLDING A.G. (REGISTERED)(b)	378,692	602,395
61,763	NOVARTIS A.G. (REGISTERED)	2,784,000	5,592,658
11,856	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	916,152	1,877,066
8,383	PARGESA HOLDING S.A. (BEARER)	532,821	752,939
13,103	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,721,829	3,908,146
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	209,922
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	88,802
1,109	SGS S.A. (REGISTERED)	2,294,555	2,657,448
77	SIKA A.G. (BEARER)	152,753	314,842
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	198,342
10,640	STMICROELECTRONICS N.V.	55,625	95,458
635	SULZER A.G. (REGISTERED)	30,609	89,078
510	SWATCH GROUP (THE) A.G. (BEARER)	241,014	307,967
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	176,199
884	SWISS PRIME SITE A.G. (REGISTERED)(b)	67,167	73,268
3,576	SWISS RE A.G.(b)	269,423	318,162
459	SWISSCOM A.G. (REGISTERED)	157,641	266,818
1,427	SYNGENTA A.G. (REGISTERED)	339,691	531,504
38,776	TE CONNECTIVITY LTD.	711,805	2,397,908
1,640	TRANSOCEAN LTD.	83,656	73,849
52,597	UBS A.G. (REGISTERED)(b)	836,383	964,990
4,176	WOLSELEY PLC	70,461	228,912
2,235	ZURICH INSURANCE GROUP A.G.(b)	358,327	673,676
		22,485,877	39,927,685	7.57%
Taiwan:
658,000	D-LINK CORP.	372,053	436,345
121,000	GIANT MANUFACTURING CO. LTD.	642,691	942,210
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	1,090,495
161,401	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,481,419	3,452,367
190,000	TRIPOD TECHNOLOGY CORP.	428,387	366,535
		4,857,033	6,287,952	1.19%
Thailand:
891,900	LPN DEVELOPMENT PCL (REGISTERED)	532,733	557,867
476,700	PRUKSA REAL ESTATE PCL (REGISTERED)	328,735	429,625
		861,468	987,492	0.19%
Turkey:
14,820	AYGAZ A.S.	65,745	63,376

See accompanying notes to the financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Turkey (Cont’d):
185,420	TEKNOSA IC VE DIS TICARET A.S.	$1,131,777	1,015,233
		1,197,522	1,078,609	0.20%
United Kingdom:
25,248	3I GROUP PLC	88,645	173,659
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	102,422
85,589	ADMIRAL GROUP PLC	1,587,292	2,268,929
707,299	ADVANCED COMPUTER SOFTWARE GROUP PLC	1,258,482	1,392,042
142,560	AFRICAN MINERALS LTD.(b)	540,030	169,564
5,755	AGGREKO PLC	166,030	162,510
101,625	ALENT PLC	477,289	636,899
49,843	AMEC PLC	775,468	1,036,411
24,964	ANGLO AMERICAN PLC	493,529	610,944
9,080	ANTOFAGASTA PLC	92,822	118,566
15,812	AON PLC	753,281	1,424,503
20,590	ARM HOLDINGS PLC	287,778	310,444
32,055	ARM HOLDINGS PLC ADR(d)	914,776	1,450,168
171,186	ASHMORE GROUP PLC	986,974	1,083,981
38,304	ASOS PLC(b)	2,464,732	1,940,383
3,713	ASSOCIATED BRITISH FOODS PLC	105,697	193,747
22,825	ASTRAZENECA PLC	798,637	1,695,517
59,299	AVIVA PLC	212,664	518,077
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	104,185
46,467	BAE SYSTEMS PLC	230,164	344,258
13,290	BALFOUR BEATTY PLC	50,926	53,108
261,595	BARCLAYS PLC	989,502	952,692
13,160	BELLWAY PLC	213,724	352,695
32,640	BERENDSEN PLC	296,386	546,870
61,258	BG GROUP PLC	967,887	1,294,736
39,133	BHP BILLITON PLC	853,977	1,265,440
23,170	BOVIS HOMES GROUP PLC	193,551	313,855
342,163	BP PLC	2,297,004	3,015,140
30,844	BRITISH AMERICAN TOBACCO PLC	1,151,360	1,835,912
11,630	BRITISH LAND CO. PLC	61,579	139,823
17,175	BRITISH SKY BROADCASTING GROUP PLC	114,547	265,715
143,369	BT GROUP PLC	523,985	944,397
5,069	BUNZL PLC	39,524	140,710
65,002	BURBERRY GROUP PLC	1,388,312	1,649,755
16,980	CAPITA PLC	162,367	332,732
92,189	CENTRICA PLC	340,421	493,196
24,375	CNH INDUSTRIAL N.V.	141,398	250,325
28,496	COBHAM PLC	93,701	152,303
226,493	COMPASS GROUP PLC	1,321,743	3,942,097
2,950	CRODA INTERNATIONAL PLC	101,220	111,120
268,760	DEBENHAMS PLC	325,200	314,840
82,520	DEVRO PLC	362,296	351,297
73,551	DIAGEO PLC	1,002,365	2,348,831
16,194	DIGNITY PLC	263,160	379,965
142,245	DIPLOMA PLC	1,049,766	1,560,438
32,144	DIRECT LINE INSURANCE GROUP PLC	123,935	148,420
95	DRAX GROUP PLC	544	1,041
34,018	FRIENDS LIFE GROUP LTD.	144,933	183,563
21,685	G4S PLC	77,070	94,709
32,712	GKN PLC	101,683	203,275
90,076	GLAXOSMITHKLINE PLC	1,381,195	2,411,001
101,170	GREGGS PLC	781,008	928,043
17,505	HAMMERSON PLC	69,535	173,757
104,290	HOMESERVE PLC	364,770	574,712
335,233	HSBC HOLDINGS PLC	2,323,658	3,401,573
108,829	IG GROUP HOLDINGS PLC	792,035	1,094,218
2,476	IMI PLC	52,347	63,011
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	845,825
11,958	INMARSAT PLC	92,794	152,975
1,818	INTERCONTINENTAL HOTELS GROUP PLC	52,081	75,325
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	90,834	207,644
2,722	INTERTEK GROUP PLC	108,909	128,060
6,025	INTU PROPERTIES PLC	21,274	32,130

See accompanying notes to the financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
11,111	INVESTEC PLC	$66,959	102,493
592,380	ITE GROUP PLC	2,220,151	2,401,690
31,976	ITV PLC	59,191	97,518
29,306	J SAINSBURY PLC	141,007	158,237
3,841	JOHNSON MATTHEY PLC	85,088	203,778
120,600	KENTZ CORP. LTD.	1,344,240	1,911,216
42,914	KINGFISHER PLC	109,517	263,660
183,030	LAIRD PLC	640,521	888,968
15,511	LAND SECURITIES GROUP PLC	113,585	275,012
69,234	LEGAL & GENERAL GROUP PLC	173,141	267,070
1,932,207	LLOYDS BANKING GROUP PLC(b)	1,564,844	2,455,283
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	207,117
449,800	MAN GROUP PLC	638,904	809,817
25,083	MARKS & SPENCER GROUP PLC	101,882	182,526
253,451	MEARS GROUP PLC	1,269,828	2,016,966
13,587	MEGGITT PLC	60,745	117,659
13,437	MELROSE INDUSTRIES PLC	52,258	59,835
50,201	NATIONAL GRID PLC	462,058	721,678
3,200	NEXT PLC	86,367	354,602
96,618	OLD MUTUAL PLC	133,905	326,901
17,030	PEARSON PLC	231,527	336,335
6,290	PETROFAC LTD.	120,064	129,499
39,359	PRUDENTIAL PLC	587,695	903,284
131,661	QINETIQ GROUP PLC	235,697	465,971
2,341	RANDGOLD RESOURCES LTD.	150,411	195,231
12,630	RECKITT BENCKISER GROUP PLC	545,806	1,102,364
177,300	REED ELSEVIER PLC	1,380,652	2,852,253
10,746	REXAM PLC	57,562	98,344
8,000	RIGHTMOVE PLC	320,530	293,539
18,483	RIO TINTO PLC	788,163	983,275
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	610,628
23,600	ROTORK PLC	1,041,897	1,078,387
397,549	ROYAL BANK OF SCOTLAND GROUP PLC(b)	2,258,274	2,234,320
12,917	RSA INSURANCE GROUP PLC	94,770	104,962
15,612	SABMILLER PLC	708,109	905,219
20,657	SAGE GROUP (THE) PLC	74,323	135,789
6,208	SAVILLS PLC	28,057	66,827
10,277	SEGRO PLC	36,889	60,714
57,924	SERCO GROUP PLC	334,845	362,324
4,954	SEVERN TRENT PLC	76,220	163,800
18,823	SMITH & NEPHEW PLC	151,602	334,700
5,478	SMITHS GROUP PLC	80,025	121,594
16,949	SSE PLC	293,983	454,532
40,912	STANDARD CHARTERED PLC	640,820	836,001
48,103	STANDARD LIFE PLC	131,737	307,972
3,117	SUBSEA 7 S.A.	70,429	58,134
8,607	TATE & LYLE PLC	92,385	100,827
556,574	TESCO PLC	2,941,826	2,707,064
7,537	TUI TRAVEL PLC	50,440	51,337
14,874	TULLOW OIL PLC	212,172	217,262
24,244	UNILEVER PLC	545,190	1,099,931
29,006	UNILEVER PLC ADR(d)	695,397	1,314,262
10,541	UNITED UTILITIES GROUP PLC	80,109	159,112
256,900	VECTURA GROUP PLC(b)	364,176	584,746
2,343	VEDANTA RESOURCES PLC	35,450	44,469
108,283	VESUVIUS PLC	519,107	849,857
506,343	VODAFONE GROUP PLC	1,671,709	1,689,782
3,239	WEIR GROUP (THE) PLC	94,600	145,177
2,849	WHITBREAD PLC	65,613	214,973
51,312	WM MORRISON SUPERMARKETS PLC	206,637	161,053
25,749	WPP PLC	191,382	561,412
		61,749,037	88,383,771	16.77%
United States:
75,641	APPLIED MATERIALS, INC.	1,318,408	1,705,705
32,627	ARCH CAPITAL GROUP LTD.(b)	623,608	1,874,095
24,880	AXIS CAPITAL HOLDINGS LTD.	938,631	1,101,686
4,351	CARNIVAL PLC	131,345	164,414
50,664	COCA-COLA ENTERPRISES, INC.	1,589,385	2,420,726

See accompanying notes to the financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
159,702	FLEXTRONICS INTERNATIONAL LTD.(b)	$1,065,067	1,767,901
16,540	STEINER LEISURE LTD.(b)	783,275	716,017
8,041	THOMSON REUTERS CORP.	206,631	292,763
		6,656,350	10,043,307	1.91%
	Sub-total Common Stocks:	347,666,735	502,051,757	95.24%

Master Limited Partnerships:
United States:
52,949	LAZARD LTD., CLASS A	1,528,961	2,730,050
		1,528,961	2,730,050	0.52%
	Sub-total Master Limited Partnerships:	1,528,961	2,730,050	0.52%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	145,810
2,200	DRAEGERWERK A.G. & CO. KGAA	284,294	236,508
1,792	HENKEL A.G. & CO. KGAA	151,997	207,173
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	362,373
2,770	RWE A.G. (NON VOTING)	76,994	92,169
2,203	VOLKSWAGEN A.G.	491,404	578,578
		1,213,446	1,622,611	0.31%
South Korea:
193	SAMSUNG ELECTRONICS CO. LTD.	167,351	202,194
		167,351	202,194	0.04%
	Sub-total Preferred Stocks	1,380,797	1,824,805	0.35%
Rights:
Austria:
10,586	IMMOEAST A.G.(b) (c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC(b)	-	12
		-	12	0.00%
South Korea:
9,639	BS FINANCIAL GROUP, INC.(b)	19,353	20,482
		19,353	20,482	0.00%
Spain:
7,760	ACERINOX S.A.(b)	4,740	4,707
		4,740	4,707	0.00%
	Sub-total Rights	24,093	25,201	0.00%
Warrants:
France:
12,969	PEUGEOT S.A. EXP. 4/29/17, STRIKE $6.43(b)	-	28,431
		-	28,431	0.00%
Hong Kong:
1,666	SUN HUNG KAI PROPERTIES LTD. EXP. 4/22/16, STRIKE $98.60(b)	-	2,176
		-	2,176	0.00%
	Sub-total Warrants	-	30,607	0.00%

See accompanying notes to the financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Investment Companies:
United States:
18,600	ISHARES MSCI EAFE SMALL-CAP ETF	$840,348	984,312
		840,348	984,312	0.19%
	Sub-total Investment Companies	840,348	984,312	0.19%
Short-Term Investments:
17,621,229	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	17,621,229	17,621,229
	Sub-total Short-Term Investments:	17,621,229	17,621,229	3.34%
	Grand total(f)	$369,062,163	525,267,961	99.64%

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.25% of net assets as of June 30, 2014.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $17,465,003 with net purchases of approximately $156,226 during the six months ended June 30, 2014.

(f)

At June 30, 2014, the cost for Federal income tax purposes was $372,194,249. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$161,618,347
Gross unrealized depreciation	(8,544,635)
Net unrealized appreciation	$153,073,712

At June 30, 2014, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	17.49%
Consumer Staples	10.40
Energy	6.74
Financials	20.85
Health Care	9.58
Industrials	15.18
Information Technology	9.41
Materials	5.89
Telecommunication Services	2.53
Utilities	1.93
100.00%

At June 30, 2014, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	21.35%
British Pound	18.00
Japanese Yen	13.63
United States Dollar	11.26
Hong Kong Dollar	6.53
Canadian Dollar	6.52
Swiss Franc	6.46
Australian Dollar	5.70
All other currencies less than 5%	10.55
100.00%

See accompanying notes to the financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2014

At June 30, 2014, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Japanese Yen	337,612,887	United States Dollar	3,295,746	8/14/14	$(38,042)	Northern Trust
Japanese Yen	12,504,871	United States Dollar	122,143	8/14/14	(1,337)	Northern Trust
Japanese Yen	11,714,564	United States Dollar	114,740	8/14/14	(937)	Northern Trust
Japanese Yen	11,042,558	United States Dollar	106,888	8/14/14	(2,153)	Northern Trust
Japanese Yen	3,599,392	United States Dollar	35,163	8/14/14	(380)	Northern Trust
					$(42,849)

See accompanying notes to the financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
June 30, 2014

See accompanying notes to the financial statements.	86

Item 2. Code of Ethics

Not applicable to this filing

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company)

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: September 3, 2014

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: September 3, 2014